UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES


Investment Company Act file number: 811-06721

              The BlackRock Insured Municipal 2008 Term Trust Inc.
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

          100 Bellevue Parkway, Wilmington, DE                        19809
--------------------------------------------------------------------------------
         (Address of principal executive offices)                   (Zip code)

                           Robert S. Kapito, President
              The BlackRock Insured Municipal 2008 Term Trust Inc.
                    40 East 52nd Street, New York, NY 10022
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant's telephone number, including area code: (302) 797-2449

Date of fiscal year end: 12/31/03

Date of reporting period: 6/30/03

ITEM 1.  REPORTS TO STOCKHOLDERS.
The Trust's semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:


--------------------------------------------------------------------------------

BlackRock
Closed-End Funds
Semi-Annual Report

JUNE 30, 2003 (UNAUDITED)


--------------------------------------------------------------------------------

BlackRock Insured Municipal 2008 Term Trust (BRM)

BlackRock Insured Municipal Term Trust (BMT)

BlackRock Municipal 2018 Term Trust (BPK)

BlackRock Municipal Target Term Trust (BMN)

BlackRock Strategic Municipal Trust (BSD)

BlackRock California Insured Municipal 2008 Term Trust (BFC)

BlackRock California Municipal 2018 Term Trust (BJZ)

BlackRock Florida Insured Municipal 2008 Term Trust (BRF)

BlackRock New York Insured Municipal 2008 Term Trust (BLN)

BlackRock New York Municipal 2018 Term Trust (BLH)

BlackRock Pennsylvania Strategic Municipal Trust (BPS)

--------------------------------------------------------------------------------








NOT FDIC INSURED
MAY LOSE VALUE
NO BANK GUARANTEE                                                      BLACKROCK
                                                                         [LOGO]

                                TABLE OF CONTENTS

Letter to Shareholders ....................................................    1
Trust Summaries ...........................................................    2
Portfolios of Investments .................................................   13
Financial Statements
   Statements of Assets and Liabilities ...................................   45
   Statements of Operations ...............................................   47
   Statements of Changes in Net Assets ....................................   49
Financial Highlights ......................................................   53
Notes to Financial Statements .............................................   64
Dividend Reinvestment Plans ...............................................   69
Additional Information ....................................................   70






--------------------------------------------------------------------------------

                        PRIVACY PRINCIPLES OF THE TRUSTS

     The Trusts are committed to maintaining the privacy of shareholders and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information the Trusts collect, how we protect that information and why, in certain cases, we may share information with select other parties.

     Generally, the Trusts do not receive any non-public personal information relating to their shareholders, although certain non-public personal information of shareholders may become available to the Trusts. The Trusts do not disclose any non-public personal information about their shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

     The Trusts restrict access to non-public personal information about their shareholders to BlackRock employees with a legitimate business need for the information. The Trusts maintain physical, electronic and procedural safeguards designed to protect the non-public personal information of their shareholders.

--------------------------------------------------------------------------------

                             LETTER TO SHAREHOLDERS

                                                                   July 31, 2003

Dear Shareholder:

      We are pleased to report that during the semi-annual period, the Trusts continued to provide monthly income, as well as the opportunity to invest in various portfolios of municipal securities. This report contains the Trusts' unaudited financial statements and a listing of the portfolios' holdings.

      The portfolio management team continuously monitors the municipal bond market and adjusts the portfolios in order to gain exposure to various issuers, revenue sources and security types. This strategy enables the Trusts to move among different sectors, credits and coupons to capitalize on changing market conditions.

      The following table shows the Trusts' yields, tax-equivalent yields, closing market prices per share and net asset values ("NAV") per share as of June 30, 2003.

--------------------------------------------------------------------------------------------------------------------
                                                                                       TAX-
                                                                          CURRENT   EQUIVALENT     MARKET
                        TRUST                                             YIELD(1)    YIELD(1)      PRICE      NAV
--------------------------------------------------------------------------------------------------------------------
 BlackRock Insured Municipal 2008 Term Trust (BRM)                         4.47%       6.88%       $17.79    $17.97
--------------------------------------------------------------------------------------------------------------------
 BlackRock Insured Municipal Term Trust (BMT)                              5.01        7.71         11.47     11.60
--------------------------------------------------------------------------------------------------------------------
 BlackRock Municipal 2018 Term Trust (BPK)                                 5.25        8.08         14.85     15.14
--------------------------------------------------------------------------------------------------------------------
 BlackRock Municipal Target Term Trust (BMN)                               5.15        7.93         11.16     11.22
--------------------------------------------------------------------------------------------------------------------
 BlackRock Strategic Municipal Trust (BSD)                                 5.98        9.20         15.10     15.80
--------------------------------------------------------------------------------------------------------------------
 BlackRock California Insured Municipal 2008 Term Trust (BFC)              4.55        7.00         16.98     17.56
--------------------------------------------------------------------------------------------------------------------
 BlackRock California Municipal 2018 Term Trust (BJZ)                      5.10        7.85         14.40     14.69
--------------------------------------------------------------------------------------------------------------------
 BlackRock Florida Insured Municipal 2008 Term Trust (BRF)                 4.52        6.96         16.59     16.87
--------------------------------------------------------------------------------------------------------------------
 BlackRock New York Insured Municipal 2008 Term Trust (BLN)                4.44        6.84         16.88     17.42
--------------------------------------------------------------------------------------------------------------------
 BlackRock New York Municipal 2018 Term Trust (BLH)                        4.91        7.55         14.97     15.37
--------------------------------------------------------------------------------------------------------------------
 BlackRock Pennsylvania Strategic Municipal Trust (BPS)                    5.52        8.50         15.30     16.28
--------------------------------------------------------------------------------------------------------------------

(1) Yields are based on market price. Tax-equivalent yield assumes the maximum Federal tax rate of 35%.

      BlackRock, Inc. ("BlackRock"), a world leader in asset management, has a proven commitment to the municipal bond market. As of June 30, 2003, BlackRock managed approximately $17.6 billion in municipal bonds, including six open-end and 35 closed-end municipal bond funds. BlackRock is recognized for its emphasis on risk management and proprietary analytics and for its reputation managing money for the world's largest institutional investors. BlackRock Advisors, Inc., which manages the Trusts, is a wholly owned subsidiary of BlackRock.

      On behalf of BlackRock, we thank you for your continued trust and assure you that we remain committed to excellence in managing your assets.

Sincerely,


/s/ Laurence D. Fink              /s/ Ralph L. Schlosstein
--------------------              ------------------------
Laurence D. Fink                  Ralph L. Schlosstein
Chief Executive Officer           President
BlackRock Advisors, Inc.          BlackRock Advisors, Inc.

TRUST SUMMARIES (UNAUDITED)
JUNE 30, 2003

-------------------------------------------
BLACKROCK INSURED MUNICIPAL 2008 TERM TRUST
-------------------------------------------

                                TRUST INFORMATION
--------------------------------------------------------------------------------
 Symbol on New York Stock Exchange:                                  BRM
--------------------------------------------------------------------------------
 Initial Offering Date:                                      September 18, 1992
--------------------------------------------------------------------------------
 Termination Date (on or about):                              December 31, 2008
--------------------------------------------------------------------------------
 Closing Market Price as of 6/30/03:                               $17.79
--------------------------------------------------------------------------------
 Net Asset Value as of 6/30/03:                                    $17.97
--------------------------------------------------------------------------------
 Yield on Closing Market Price as of 6/30/03 ($17.79):(1)            4.47%
--------------------------------------------------------------------------------
 Current Monthly Distribution per Common Share:(2)                 $ 0.06625
--------------------------------------------------------------------------------
 Current Annualized Distribution per Common Share:(2)              $ 0.79500
--------------------------------------------------------------------------------
 Leverage as of 6/30/03:(3)                                            36%
--------------------------------------------------------------------------------

(1) Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price.

(2) The distribution is not constant and is subject to change.

(3) As a percentage of managed assets.

The table below summarizes the changes in the Trust's market price and NAV:

                   -------------------------------------------------------------
                    6/30/03      12/31/02     CHANGE        HIGH        LOW
--------------------------------------------------------------------------------
 Market Price       $17.79        $16.58        7.30%      $17.80     $16.39
--------------------------------------------------------------------------------
 NAV                $17.97        $17.62        1.99%      $18.31     $17.48
--------------------------------------------------------------------------------


The following chart shows the Trust's asset composition:

                                SECTOR BREAKDOWN
     ---------------------------------------------------------------------------
      SECTOR                                  JUNE 30, 2003    DECEMBER 31, 2002
     ---------------------------------------------------------------------------
      City, County & State                        29%                 30%
     ---------------------------------------------------------------------------
      Power                                       20                  22
     ---------------------------------------------------------------------------
      Education                                   15                  11
     ---------------------------------------------------------------------------
      Transportation                               8                  10
     ---------------------------------------------------------------------------
      Tax Revenue                                  8                   8
     ---------------------------------------------------------------------------
      Industrial & Pollution Control               6                   2
     ---------------------------------------------------------------------------
      Lease Revenue                                5                   4
     ---------------------------------------------------------------------------
      Water & Sewer                                4                   4
     ---------------------------------------------------------------------------
      Hospital                                     4                   7
     ---------------------------------------------------------------------------
      Housing                                      1                   2
     ---------------------------------------------------------------------------

As of June 30, 2003, all long-term investments had ratings of AAA/Aaa by Standard & Poor's ("S&P"), Moody's Investors Service ("Moody's") or Fitch Ratings ("Fitch").

TRUST SUMMARIES (UNAUDITED)
JUNE 30, 2003

--------------------------------------
BLACKROCK INSURED MUNICIPAL TERM TRUST
--------------------------------------

                     TRUST INFORMATION
--------------------------------------------------------------------------------
 Symbol on New York Stock Exchange:                                  BMT
--------------------------------------------------------------------------------
 Initial Offering Date:                                       February 20, 1992
--------------------------------------------------------------------------------
 Termination Date (on or about):                               December 31, 2010
--------------------------------------------------------------------------------
 Closing Market Price as of 6/30/03:                               $11.47
--------------------------------------------------------------------------------
 Net Asset Value as of 6/30/03:                                    $11.60
--------------------------------------------------------------------------------
 Yield on Closing Market Price as of 6/30/03 ($11.47):(1)            5.01%
--------------------------------------------------------------------------------
 Current Monthly Distribution per Common Share:(2)                 $ 0.047917
--------------------------------------------------------------------------------
 Current Annualized Distribution per Common Share:(2)              $ 0.575004
--------------------------------------------------------------------------------
 Leverage as of 6/30/03:(3)                                            36%
--------------------------------------------------------------------------------

 (1) Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price.

 (2) The distribution is not constant and is subject to change.

 (3) As a percentage of managed assets.

           The table below summarizes the changes in the Trust's market price and NAV:

                     -----------------------------------------------------------
                     6/30/03      12/31/02      CHANGE       HIGH         LOW
--------------------------------------------------------------------------------
 Market Price        $11.47        $10.94        4.84%      $11.71      $10.68
--------------------------------------------------------------------------------
 NAV                 $11.60        $11.29        2.75%      $11.90      $11.13
--------------------------------------------------------------------------------

The following chart shows the Trust's asset composition:

                                SECTOR BREAKDOWN
--------------------------------------------------------------------------------
 SECTOR                                 JUNE 30, 2003         DECEMBER 31, 2002
--------------------------------------------------------------------------------
 City, County & State                       36%                      34%
--------------------------------------------------------------------------------
 Education                                  15                       14
--------------------------------------------------------------------------------
 Water & Sewer                              14                       13
--------------------------------------------------------------------------------
 Power                                      12                       15
--------------------------------------------------------------------------------
 Hospital                                   10                       11
--------------------------------------------------------------------------------
 Transportation                              5                        4
--------------------------------------------------------------------------------
 Lease Revenue                               5                        4
--------------------------------------------------------------------------------
 Tax Revenue                                 2                        3
--------------------------------------------------------------------------------
 Housing                                     1                        2
-------------------------------------------------------------------------------







           As of June 30, 2003, all long-term investments had ratings of AAA/Aaa by S&P, Moody's or Fitch.

TRUST SUMMARIES (UNAUDITED)
JUNE 30, 2003

-----------------------------------
BLACKROCK MUNICIPAL 2018 TERM TRUST
-----------------------------------

                                TRUST INFORMATION
--------------------------------------------------------------------------------
Symbol on New York Stock Exchange:                                 BPK
--------------------------------------------------------------------------------
Initial Offering Date:                                      October 26, 2001
--------------------------------------------------------------------------------
Termination Date (on or about):                            December 31, 2018
--------------------------------------------------------------------------------
Closing Market Price as of 6/30/03:                              $14.85
--------------------------------------------------------------------------------
Net Asset Value as of 6/30/03:                                   $15.14
--------------------------------------------------------------------------------
Yield on Closing Market Price as of 6/30/03 ($14.85):(1)           5.25%
--------------------------------------------------------------------------------
Current Monthly Distribution per Common Share:(2)                $ 0.065
--------------------------------------------------------------------------------
Current Annualized Distribution per Common Share:(2)             $ 0.780
--------------------------------------------------------------------------------
Leverage as of 6/30/03:(3)                                           36%
--------------------------------------------------------------------------------

(1) Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price.

(2) The distribution is not constant and is subject to change.

(3) As a percentage of managed assets.

           The table below summarizes the changes in the Trust's market price and NAV:

                ----------------------------------------------------------------
                  6/30/03       12/31/02      CHANGE         HIGH         LOW
--------------------------------------------------------------------------------
Market Price       $14.85        $13.43       10.57%        $14.91      $13.17
--------------------------------------------------------------------------------
NAV                $15.14        $14.66         3.27%       $15.48      $14.16
--------------------------------------------------------------------------------

The following charts show the Trust's asset composition and credit quality allocations:

                                SECTOR BREAKDOWN
--------------------------------------------------------------------------------
 SECTOR                              JUNE 30, 2003         DECEMBER 31, 2002
--------------------------------------------------------------------------------
 Industrial & Pollution Control          23%                      25%
--------------------------------------------------------------------------------
 Hospitals                               22                       18
--------------------------------------------------------------------------------
 Housing                                 14                       12
--------------------------------------------------------------------------------
 City, County & State                    11                        8
--------------------------------------------------------------------------------
 Tobacco                                 10                       12
--------------------------------------------------------------------------------
 Power                                    6                        7
--------------------------------------------------------------------------------
 Lease Revenue                            3                        4
--------------------------------------------------------------------------------
 Education                                3                        4
--------------------------------------------------------------------------------
 Transportation                           3                        3
--------------------------------------------------------------------------------
 Tax Revenue                              1                        1
--------------------------------------------------------------------------------
 Other                                    4                        6
--------------------------------------------------------------------------------


                                CREDIT BREAKDOWN*
--------------------------------------------------------------------------------
CREDIT RATING                        JUNE 30, 2003         DECEMBER 31, 2002
--------------------------------------------------------------------------------
AAA/Aaa                                  22%                      21%
--------------------------------------------------------------------------------
AA/Aa                                     2                        4
--------------------------------------------------------------------------------
A                                        29                       37
--------------------------------------------------------------------------------
BBB/Baa                                  24                       24
--------------------------------------------------------------------------------
BB/Ba                                     1                        4
--------------------------------------------------------------------------------
B                                         7                        2
--------------------------------------------------------------------------------
Not Rated                                15                        8
--------------------------------------------------------------------------------

-----------
* Using the higher of S&P's, Moody's or Fitch's rating. Percentages based on long-term investments.

TRUST SUMMARIES (UNAUDITED)
JUNE 30, 2003

-------------------------------------
BLACKROCK MUNICIPAL TARGET TERM TRUST
-------------------------------------

                                TRUST INFORMATION
--------------------------------------------------------------------------------
 Symbol on the New York Stock Exchange:                             BMN
--------------------------------------------------------------------------------
 Initial Offering Date:                                     September 27, 1991
--------------------------------------------------------------------------------
 Termination Date (on or about):                             December 31, 2006
--------------------------------------------------------------------------------
 Closing Market Price as of 6/30/03:                              $11.16
--------------------------------------------------------------------------------
 Net Asset Value as of 6/30/03:                                   $11.22
--------------------------------------------------------------------------------
 Yield on Closing Market Price as of 6/30/03 ($11.16):(1)           5.15%
--------------------------------------------------------------------------------
 Current Monthly Distribution per Common Share:(2)                $ 0.047917
--------------------------------------------------------------------------------
 Current Annualized Distribution per Common Share:(2)             $ 0.575004
--------------------------------------------------------------------------------
 Leverage as of 6/30/03:(3)                                           37%
--------------------------------------------------------------------------------

(1) Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price.

(2) The distribution is not constant and is subject to change.

(3) As a percentage of managed assets.

           The table below summarizes the changes in the Trust's market price and NAV:

                  --------------------------------------------------------------
                   6/30/03      12/31/02     CHANGE         HIGH         LOW
--------------------------------------------------------------------------------
 Market Price      $11.16        $11.01       1.36%        $11.30      $10.82
--------------------------------------------------------------------------------
 NAV               $11.22        $11.16       0.54%        $11.40      $11.06
--------------------------------------------------------------------------------


The following chart shows the Trust's asset composition:


                                SECTOR BREAKDOWN
--------------------------------------------------------------------------------
 SECTOR                              JUNE 30, 2003       DECEMBER 31, 2002
--------------------------------------------------------------------------------
 City, County & State                     38%                     38%
--------------------------------------------------------------------------------
 Power                                    14                      13
--------------------------------------------------------------------------------
 Transportation                           11                       9
--------------------------------------------------------------------------------
 Education                                 9                       9
--------------------------------------------------------------------------------
 Water & Sewer                             9                      10
--------------------------------------------------------------------------------
 Lease Revenue                             6                       6
--------------------------------------------------------------------------------
 Housing                                   5                       5
--------------------------------------------------------------------------------
 Hospital                                  5                       6
--------------------------------------------------------------------------------
 Tax Revenue                               3                       3
--------------------------------------------------------------------------------
 Industrial & Pollution Control           --                       1
--------------------------------------------------------------------------------

As of June 30, 2003, all long-term investments had ratings of AAA/Aaa by S&P, Moody's or Fitch.

TRUST SUMMARIES (UNAUDITED)
JUNE 30, 2003

-----------------------------------
BLACKROCK STRATEGIC MUNICIPAL TRUST
-----------------------------------

                                TRUST INFORMATION
--------------------------------------------------------------------------------
 Symbol on New York Stock Exchange:                                   BSD
--------------------------------------------------------------------------------
 Initial Offering Date:                                         August 25, 1999
--------------------------------------------------------------------------------
 Closing Market Price as of 6/30/03:                                $15.10
--------------------------------------------------------------------------------
 Net Asset Value as of 6/30/03:                                     $15.80
--------------------------------------------------------------------------------
 Yield on Closing Market Price as of 6/30/03 ($15.10):(1)             5.98%
--------------------------------------------------------------------------------
 Current Monthly Distribution per Common Share:(2)                  $ 0.075233
--------------------------------------------------------------------------------
 Current Annualized Distribution per Common Share:(2)               $ 0.902796
--------------------------------------------------------------------------------
 Leverage as of 6/30/03:(3)                                             35%
--------------------------------------------------------------------------------

(1) Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price.

(2) Effective with the August 1, 2003 distribution payment, the monthly distribution per share has been changed to $0.079585. The distribution is not constant and is subject to change.

(3) As a percentage of managed assets.

The table below summarizes the changes in the Trust's market price and NAV:

                  --------------------------------------------------------------
                    6/30/03      12/31/02     CHANGE       HIGH         LOW
--------------------------------------------------------------------------------
 Market Price       $15.10        $13.78       9.58%      $15.10      $13.25
--------------------------------------------------------------------------------
 NAV                $15.80        $15.01       5.26%      $16.10      $14.51
--------------------------------------------------------------------------------

The following charts show the Trust's asset composition and credit quality allocations:

                                SECTOR BREAKDOWN
--------------------------------------------------------------------------------
 SECTOR                               JUNE 30, 2003         DECEMBER 31, 2002
--------------------------------------------------------------------------------
 Industrial & Pollution Control           18%                      17%
--------------------------------------------------------------------------------
 Hospital                                 18                       17
--------------------------------------------------------------------------------
 City, County & State                     13                       13
--------------------------------------------------------------------------------
 Tax Revenue                               9                       10
--------------------------------------------------------------------------------
 Education                                 9                        9
--------------------------------------------------------------------------------
 Transportation                            9                        8
--------------------------------------------------------------------------------
 Power                                     8                        9
--------------------------------------------------------------------------------
 Housing                                   5                        5
--------------------------------------------------------------------------------
 Water & Sewer                             4                        4
--------------------------------------------------------------------------------
 Tobacco                                   3                        4
--------------------------------------------------------------------------------
 Other                                     4                        4
--------------------------------------------------------------------------------

                                CREDIT BREAKDOWN*
--------------------------------------------------------------------------------
 CREDIT RATING                        JUNE 30, 2003         DECEMBER 31, 2002
--------------------------------------------------------------------------------
 AAA/Aaa                                  36%                      40%
--------------------------------------------------------------------------------
 AA/Aa                                    21                       16
--------------------------------------------------------------------------------
 A                                         8                       12
--------------------------------------------------------------------------------
 BBB/Baa                                  13                       10
--------------------------------------------------------------------------------
 BB/Ba                                     8                       13
--------------------------------------------------------------------------------
 B                                         6                        3
--------------------------------------------------------------------------------
 CCC/Caa                                   2                       --
--------------------------------------------------------------------------------
 Not Rated                                 6                        6
--------------------------------------------------------------------------------

-------------
* Using the higher of S&P's, Moody's or Fitch's rating. Percentages based on long-term investments.

TRUST SUMMARIES (UNAUDITED)
JUNE 30, 2003

------------------------------------------------------
BLACKROCK CALIFORNIA INSURED MUNICIPAL 2008 TERM TRUST
------------------------------------------------------

                                TRUST INFORMATION
--------------------------------------------------------------------------------
 Symbol on New York Stock Exchange:                                  BFC
--------------------------------------------------------------------------------
 Initial Offering Date:                                      September 18, 1992
--------------------------------------------------------------------------------
 Termination Date (on or about):                              December 31, 2008
--------------------------------------------------------------------------------
 Closing Market Price as of 6/30/03:                               $16.98
--------------------------------------------------------------------------------
 Net Asset Value as of 6/30/03:                                    $17.56
--------------------------------------------------------------------------------
 Yield on Closing Market Price as of 6/30/03 ($16.98):(1)            4.55%
--------------------------------------------------------------------------------
 Current Monthly Distribution per Common Share:(2)                 $ 0.064375
--------------------------------------------------------------------------------
 Current Annualized Distribution per Common Share:(2)              $ 0.772500
--------------------------------------------------------------------------------
 Leverage as of 6/30/03:(3)                                            36%
--------------------------------------------------------------------------------

(1) Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price.

(2) The distribution is not constant and is subject to change.

(3) As a percentage of managed assets.

           The table below summarizes the changes in the Trust's market price and NAV:

                 ---------------------------------------------------------------
                   6/30/03      12/31/02     CHANGE         HIGH          LOW
--------------------------------------------------------------------------------
Market Price       $16.98        $16.44       3.28%        $17.09       $16.15
--------------------------------------------------------------------------------
NAV                $17.56        $17.34       1.27%        $18.03       $17.05
--------------------------------------------------------------------------------


           The following chart shows the Trust's asset composition:

                                SECTOR BREAKDOWN

--------------------------------------------------------------------------------
 SECTOR                                JUNE 30, 2003           DECEMBER 31, 2002
--------------------------------------------------------------------------------
 City, County & State                       37%                      32%
--------------------------------------------------------------------------------
 Power                                      18                       18
--------------------------------------------------------------------------------
 Lease Revenue                              13                       13
--------------------------------------------------------------------------------
 Education                                  10                        8
--------------------------------------------------------------------------------
 Water & Sewer                               8                        7
--------------------------------------------------------------------------------
 Tax Revenue                                 6                        6
--------------------------------------------------------------------------------
 Transportation                              4                        9
--------------------------------------------------------------------------------
 Hospital                                    3                        3
--------------------------------------------------------------------------------
 Resource Recovery                           1                        1
--------------------------------------------------------------------------------
 Industrial & Pollution Control             --                        2
--------------------------------------------------------------------------------
 Housing                                    --                        1
--------------------------------------------------------------------------------

As of June 30, 2003, all long-term investments had ratings of AAA/Aaa by S&P, Moody's or Fitch.

TRUST SUMMARIES (UNAUDITED)
JUNE 30, 2003

----------------------------------------------
BLACKROCK CALIFORNIA MUNICIPAL 2018 TERM TRUST
----------------------------------------------

                                TRUST INFORMATION
--------------------------------------------------------------------------------
 Symbol on New York Stock Exchange:                                    BJZ
--------------------------------------------------------------------------------
 Initial Offering Date:                                         October 26, 2001
--------------------------------------------------------------------------------
 Termination Date (on or about):                               December 31, 2018
--------------------------------------------------------------------------------
 Closing Market Price as of 6/30/03:                                 $14.40
--------------------------------------------------------------------------------
 Net Asset Value as of 6/30/03:                                      $14.69
--------------------------------------------------------------------------------
 Yield on Closing Market Price as of 6/30/03 ($14.40):(1)              5.10%
--------------------------------------------------------------------------------
 Current Monthly Distribution per Common Share:(2)                   $ 0.06125
--------------------------------------------------------------------------------
 Current Annualized Distribution per Common Share:(2)                $ 0.73500
--------------------------------------------------------------------------------
 Leverage as of 6/30/03:(3)                                              37%
--------------------------------------------------------------------------------

(1) Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price.

(2) The distribution is not constant and is subject to change.

(3) As a percentage of managed assets.

The table below summarizes the changes in the Trust's market price and NAV:

                  --------------------------------------------------------------
                    6/30/03      12/31/02     CHANGE      HIGH         LOW
--------------------------------------------------------------------------------
 Market Price       $14.40        $13.40       7.46%     $14.40      $13.03
--------------------------------------------------------------------------------
 NAV                $14.69        $14.59       0.69%     $15.15      $13.94
--------------------------------------------------------------------------------

The following charts show the Trust's asset composition and credit quality allocations:

                                SECTOR BREAKDOWN
--------------------------------------------------------------------------------
 SECTOR                                 JUNE 30, 2003         DECEMBER 31, 2002
--------------------------------------------------------------------------------
 City, County & State                       18%                      23%
--------------------------------------------------------------------------------
 Transportation                             18                       17
--------------------------------------------------------------------------------
 Lease Revenue                              12                       15
--------------------------------------------------------------------------------
 Tobacco                                    11                       16
--------------------------------------------------------------------------------
 Hospital                                    8                        5
--------------------------------------------------------------------------------
 Housing                                     7                        7
--------------------------------------------------------------------------------
 Water & Sewer                               7                       --
--------------------------------------------------------------------------------
 Education                                   5                        5
--------------------------------------------------------------------------------
 Power                                       5                        3
--------------------------------------------------------------------------------
 Industrial & Pollution Control              2                        2
--------------------------------------------------------------------------------
 Tax Revenue                                --                        1
--------------------------------------------------------------------------------
 Other                                       7                        6
--------------------------------------------------------------------------------

                                CREDIT BREAKDOWN*
--------------------------------------------------------------------------------
 CREDIT RATING                          JUNE 30, 2003         DECEMBER 31, 2002
--------------------------------------------------------------------------------
 AAA/Aaa                                    32%                      34%
--------------------------------------------------------------------------------
 AA/Aa                                       4                        4
--------------------------------------------------------------------------------
 A                                          40                       45
--------------------------------------------------------------------------------
 BBB/Baa                                    15                       10
--------------------------------------------------------------------------------
 Not Rated                                   9                        7
--------------------------------------------------------------------------------

------------
* Using the higher of S&P's, Moody's or Fitch's rating. Percentages based on long-term investments.

TRUST SUMMARIES (UNAUDITED)
JUNE 30, 2003

---------------------------------------------------
BLACKROCK FLORIDA INSURED MUNICIPAL 2008 TERM TRUST
---------------------------------------------------

                                TRUST INFORMATION
--------------------------------------------------------------------------------
 Symbol on New York Stock Exchange:                                BRF
--------------------------------------------------------------------------------
 Initial Offering Date:                                    September 18, 1992
--------------------------------------------------------------------------------
 Termination Date (on or about):                            December 31, 2008
--------------------------------------------------------------------------------
 Closing Market Price as of 6/30/03:                             $16.59
--------------------------------------------------------------------------------
 Net Asset Value as of 6/30/03:                                  $16.87
--------------------------------------------------------------------------------
 Yield on Closing Market Price as of 6/30/03 ($16.59):(1)          4.52%
--------------------------------------------------------------------------------
 Current Monthly Distribution per Common Share:(2)               $ 0.0625
--------------------------------------------------------------------------------
 Current Annualized Distribution per Common Share:(2)            $ 0.7500
--------------------------------------------------------------------------------
 Leverage as of 6/30/03:(3)                                          36%
--------------------------------------------------------------------------------

(1) Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price.

(2) The distribution is not constant and is subject to change.

(3) As a percentage of managed assets.

The table below summarizes the changes in the Trust's market price and NAV:

               -----------------------------------------------------------------
                 6/30/03      12/31/02       CHANGE       HIGH            LOW
--------------------------------------------------------------------------------
Market Price     $16.59        $15.91         4.27%      $16.66         $15.65
--------------------------------------------------------------------------------
NAV              $16.87        $16.41         2.80%      $17.24         $16.27
--------------------------------------------------------------------------------

The following chart shows the Trust's asset composition:

                                SECTOR BREAKDOWN
--------------------------------------------------------------------------------
 SECTOR                         JUNE 30, 2003          DECEMBER 31, 2002
--------------------------------------------------------------------------------
 Tax Revenue                         33%                      29%
--------------------------------------------------------------------------------
 Education                           18                       16
--------------------------------------------------------------------------------
 Power                               14                       11
--------------------------------------------------------------------------------
 City, County & State                13                       16
--------------------------------------------------------------------------------
 Lease Revenue                       10                       11
--------------------------------------------------------------------------------
 Water & Sewer                        6                        7
--------------------------------------------------------------------------------
 Resource Recovery                    3                        3
--------------------------------------------------------------------------------
 Transportation                       3                        3
--------------------------------------------------------------------------------
 Housing                             --                        3
--------------------------------------------------------------------------------
 Other                               --                        1
--------------------------------------------------------------------------------

As of June 30, 2003, all long-term investments had ratings of AAA/Aaa by S&P, Moody's or Fitch.

TRUST SUMMARIES (UNAUDITED)
JUNE 30, 2003

----------------------------------------------------
BLACKROCK NEW YORK INSURED MUNICIPAL 2008 TERM TRUST
----------------------------------------------------

                                TRUST INFORMATION
--------------------------------------------------------------------------------
 Symbol on New York Stock Exchange:                                  BLN
--------------------------------------------------------------------------------
 Initial Offering Date:                                      September 18, 1992
--------------------------------------------------------------------------------
 Termination Date (on or about):                              December 31, 2008
--------------------------------------------------------------------------------
 Closing Market Price as of 6/30/03:                               $16.88
--------------------------------------------------------------------------------
 Net Asset Value as of 6/30/03:                                    $17.42
--------------------------------------------------------------------------------
 Yield on Closing Market Price as of 6/30/03 ($16.88):(1)            4.44%
--------------------------------------------------------------------------------
 Current Monthly Distribution per Common Share:(2)                 $ 0.0625
--------------------------------------------------------------------------------
 Current Annualized Distribution per Common Share:(2)              $ 0.7500
--------------------------------------------------------------------------------
 Leverage as of 6/30/03:(3)                                            36%
--------------------------------------------------------------------------------

(1) Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price.

(2) The distribution is not constant and is subject to change.

(3) As a percentage of managed assets.

The table below summarizes the changes in the Trust's market price and NAV:

                  --------------------------------------------------------------
                   6/30/03      12/31/02       CHANGE        HIGH         LOW
--------------------------------------------------------------------------------
 Market Price      $16.88        $16.22         4.07%       $17.15      $15.85
--------------------------------------------------------------------------------
 NAV               $17.42        $17.09         1.93%       $17.81      $16.88
--------------------------------------------------------------------------------

The following chart shows the Trust's asset composition:

                                SECTOR BREAKDOWN
--------------------------------------------------------------------------------
 SECTOR                               JUNE 30, 2003         DECEMBER 31, 2002
--------------------------------------------------------------------------------
 Transportation                           27%                      27%
--------------------------------------------------------------------------------
 Education                                18                       18
--------------------------------------------------------------------------------
 City, County & State                     16                       17
--------------------------------------------------------------------------------
 Water & Sewer                            11                       11
--------------------------------------------------------------------------------
 Hospital                                 10                       11
--------------------------------------------------------------------------------
 Tax Revenue                               6                        4
--------------------------------------------------------------------------------
 Power                                     5                        5
--------------------------------------------------------------------------------
 Housing                                   4                        4
--------------------------------------------------------------------------------
 Lease Revenue                             3                        3
--------------------------------------------------------------------------------

As of June 30, 2003, all long-term investments had ratings of AAA/Aaa by S&P, Moody's or Fitch.

TRUST SUMMARIES (UNAUDITED)
JUNE 30, 2003

--------------------------------------------
BLACKROCK NEW YORK MUNICIPAL 2018 TERM TRUST
--------------------------------------------


                    TRUST INFORMATION
--------------------------------------------------------------------------------
  Symbol on New York Stock Exchange:                                  BLH
--------------------------------------------------------------------------------
  Initial Offering Date:                                       October 26, 2001
--------------------------------------------------------------------------------
  Termination Date (on or about):                             December 31, 2018
--------------------------------------------------------------------------------
  Closing Market Price as of 6/30/03:                               $14.97
--------------------------------------------------------------------------------
  Net Asset Value as of 6/30/03:                                    $15.37
--------------------------------------------------------------------------------
  Yield on Closing Market Price as of 6/30/03 ($14.97):(1)            4.91%
--------------------------------------------------------------------------------
  Current Monthly Distribution per Common Share:(2)                 $ 0.06125
--------------------------------------------------------------------------------
  Current Annualized Distribution per Common Share:(2)              $ 0.73500
--------------------------------------------------------------------------------
  Leverage as of 6/30/03:(3)                                            36%
--------------------------------------------------------------------------------

(1) Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price.

(2) The distribution is not constant and is subject to change.

(3) As a percentage of managed assets.

The table below summarizes the changes in the Trust's market price and NAV:

                 ---------------------------------------------------------------
                   6/30/03      12/31/02       CHANGE       HIGH          LOW
--------------------------------------------------------------------------------
Market Price       $14.97        $13.46        11.22%      $15.00       $13.23
--------------------------------------------------------------------------------
NAV                $15.37        $15.11         1.72%      $15.79       $14.46
--------------------------------------------------------------------------------

The following charts show the Trust's asset composition and credit quality allocations:

                                SECTOR BREAKDOWN
--------------------------------------------------------------------------------
 SECTOR                                   JUNE 30, 2003      DECEMBER 31, 2002
--------------------------------------------------------------------------------
 Education                                     21%                   21%
--------------------------------------------------------------------------------
 Hospital                                      18                    19
--------------------------------------------------------------------------------
 City, County & State                          12                    11
--------------------------------------------------------------------------------
 Transportation                                11                    14
--------------------------------------------------------------------------------
 Tobacco                                        9                    11
--------------------------------------------------------------------------------
 Lease Revenue                                  7                     7
--------------------------------------------------------------------------------
 Tax Revenue                                    6                     6
--------------------------------------------------------------------------------
 Housing                                        4                     5
--------------------------------------------------------------------------------
 Power                                          4                     1
 Industrial Pollution & Control                 3                    --
--------------------------------------------------------------------------------
 Other                                          5                     5
--------------------------------------------------------------------------------

                                CREDIT BREAKDOWN*
--------------------------------------------------------------------------------
 CREDIT RATING                            JUNE 30, 2003      DECEMBER 31, 2002
--------------------------------------------------------------------------------
 AAA/Aaa                                      23%                   25%
--------------------------------------------------------------------------------
 AA/Aa                                        37                    40
--------------------------------------------------------------------------------
 A                                            29                    24
--------------------------------------------------------------------------------
 BBB/Baa                                       3                     3
--------------------------------------------------------------------------------
 B                                            --                     3
--------------------------------------------------------------------------------
 CCC/Caa                                       3                    --
--------------------------------------------------------------------------------
 Not Rated                                     5                     5
--------------------------------------------------------------------------------

----------
* Using the higher of S&P's, Moody's or Fitch's rating. Percentages based on long-term investments.

TRUST SUMMARIES (UNAUDITED)
JUNE 30, 2003

------------------------------------------------
BLACKROCK PENNSYLVANIA STRATEGIC MUNICIPAL TRUST
------------------------------------------------

                                TRUST INFORMATION
--------------------------------------------------------------------------------
Symbol on American Stock Exchange:                                  BPS
--------------------------------------------------------------------------------
Initial Offering Date:                                        August 25, 1999
--------------------------------------------------------------------------------
Closing Market Price as of 6/30/03:                               $15.30
--------------------------------------------------------------------------------
Net Asset Value as of 6/30/03:                                    $16.28
--------------------------------------------------------------------------------
Yield on Closing Market Price as of 6/30/03 ($15.30):(1)            5.52%
--------------------------------------------------------------------------------
Current Monthly Distribution per Common Share:(2)                 $ 0.070417
--------------------------------------------------------------------------------
Current Annualized Distribution per Common Share:(2)              $ 0.845004
--------------------------------------------------------------------------------
Leverage as of 6/30/03:(3)                                            35%
--------------------------------------------------------------------------------

(1) Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price.

(2) Effective with the August 1, 2003 distribution payment, the monthly distribution per share has been changed to $0.073965. The distribution is not constant and is subject to change.

(3) As a percentage of managed assets.

The table below summarizes the changes in the Trust's market price and NAV:

--------------------------------------------------------------------------------
                 6/30/03      12/31/02       CHANGE         HIGH           LOW
--------------------------------------------------------------------------------
Market Price     $15.30        $14.33         6.77%        $15.40        $13.95
--------------------------------------------------------------------------------
NAV              $16.28        $15.61         4.29%        $16.57        $15.36
--------------------------------------------------------------------------------

The following charts show the Trust's asset composition and credit quality allocations:

                                SECTOR BREAKDOWN
--------------------------------------------------------------------------------
 SECTOR                                 JUNE 30, 2003      DECEMBER 31, 2002
--------------------------------------------------------------------------------
 Education                                    21%                   20%
--------------------------------------------------------------------------------
 Hospital                                     19                    18
--------------------------------------------------------------------------------
 Transportation                               17                    16
--------------------------------------------------------------------------------
 Housing                                      13                    12
--------------------------------------------------------------------------------
 Water & Sewer                                 7                    12
--------------------------------------------------------------------------------
 City, County & State                          5                     4
--------------------------------------------------------------------------------
 Lease Revenue                                 5                     5
--------------------------------------------------------------------------------
 Industrial & Pollution Control                4                     4
--------------------------------------------------------------------------------
 Other                                         9                     9
--------------------------------------------------------------------------------

                                CREDIT BREAKDOWN*
--------------------------------------------------------------------------------
 CREDIT RATING                            JUNE 30, 2003      DECEMBER 31, 2002
--------------------------------------------------------------------------------
 AAA/Aaa                                      52%                   54%
--------------------------------------------------------------------------------
 AA/Aa                                        14                    14
--------------------------------------------------------------------------------
 A                                             6                     6
--------------------------------------------------------------------------------
 BBB/Baa                                      11                    10
--------------------------------------------------------------------------------
 BB/Ba                                         5                     5
--------------------------------------------------------------------------------
 Not Rated                                    12                    11
--------------------------------------------------------------------------------

------------

* Using the higher of S&P's, Moody's or Fitch's rating. Percentages based on long-term investments.

PORTFOLIO OF INVESTMENTS (UNAUDITED)
JUNE 30, 2003
BLACKROCK INSURED MUNICIPAL 2008 TERM TRUST

              PRINCIPAL
               AMOUNT                                                                                  OPTION CALL
  RATING(1)     (000)                                    DESCRIPTION                                   PROVISIONS(2)       VALUE
------------------------------------------------------------------------------------------------------------------------------------
                        LONG-TERM INVESTMENTS--153.3%

                        ALABAMA--2.0%
    AAA      $ 2,410    Auburn Univ., 5.00%, 4/01/09, AMBAC ........................................   No Opt. Call $  2,715,058
    AAA        6,555    Birmingham Jefferson Civic Ctr. Auth., Ser. A, 4.25%, 1/01/09, FSA .........   No Opt. Call    7,100,769
                                                                                                                     -----------
                                                                                                                       9,815,827
                                                                                                                     -----------
                        ALASKA--0.9%
    AAA        4,000    Anchorage, GO, Ser. B, 3.75%, 7/01/09, MBIA ................................   No Opt. Call    4,255,680
                                                                                                                     -----------
                        ARIZONA--1.9%
    AAA        4,000    Chandler, GO, Zero Coupon, 7/01/08, FGIC ...................................   No Opt. Call    3,526,480
    AAA        1,000    Phoenix Str. & Hwy., 4.25%, 7/01/09, FGIC ..................................   No Opt. Call    1,095,030
    AAA        4,200    Pima Cnty. Str. & Hwy., 4.125%, 7/01/09, FGIC ..............................    07/08 @ 101    4,548,348
                                                                                                                     -----------
                                                                                                                       9,169,858
                                                                                                                     -----------
                        CALIFORNIA--2.5%
                        California Dept. of Wtr. Res., Pwr. Sply. Rev., Ser. A,
    AAA        5,000      3.125%, 5/01/08, FSA .....................................................   No Opt. Call    5,169,550
    AAA        5,000      3.375%, 5/01/09, MBIA ....................................................   No Opt. Call    5,182,700
    AAA        1,890    California Hlth. Facs. Fin. Auth., Marin Gen. Hosp., Ser. A, 5.75%,
                          8/01/09, FSA .............................................................   08/03 @ 102     1,934,113
                                                                                                                     -----------
                                                                                                                      12,286,363
                                                                                                                     -----------
                        COLORADO--2.3%
    AAA        2,000    E-470 Pub. Hwy. Auth., Ser. B, Zero Coupon, 9/01/11, MBIA ..................   No Opt. Call    1,481,500
    AAA        1,000    El Paso Cnty., COP, Detention Fac. Proj., Ser. B, 3.20%, 12/01/08, AMBAC ...   No Opt. Call    1,044,280
    AAA        6,965    Regl. Transp. Dist., COP, Transp. Vehicles Proj., Ser. A, 5.00%, 6/01/08,
                          MBIA .....................................................................   06/07 @ 101     7,803,238
    AAA        1,000    Thornton, COP, 3.25%, 12/01/08, AMBAC ......................................   No Opt. Call    1,046,810
                                                                                                                     -----------
                                                                                                                      11,375,828
                                                                                                                     -----------
                        DELAWARE--0.1%
    AAA          650    Delaware River & Bay Auth., 3.25%, 1/01/09, MBIA ...........................   No Opt. Call      673,056
                                                                                                                     -----------
                        DISTRICT OF COLUMBIA--3.6%
                        Dist. of Columbia, GO,
    AAA          195      Ser. B, 5.50%, 6/01/09, FSA ..............................................        ETM          228,125
    AAA        2,605      Ser. B, 5.50%, 6/01/09, FSA ..............................................   No Opt. Call    3,006,951
    AAA       10,000      Ser. B-1, 5.50%, 6/01/08, AMBAC ..........................................   No Opt. Call   11,420,300
    AAA        2,750      Ser. E, 5.875%, 6/01/08, MBIA ............................................        ETM        2,854,308
                                                                                                                     -----------
                                                                                                                      17,509,684
                                                                                                                     -----------
                        FLORIDA--4.5%
    AAA        2,280    Broward Cnty. Sch. Brd., COP, Ser. B, 4.25%, 7/01/09, FSA ..................   No Opt. Call    2,492,678
    AAA       13,890    Florida Dept. of Env. Protection Presvtn., Ser. B, 5.00%, 7/01/09, MBIA ....   No Opt. Call   15,786,263
    AAA        1,300    Palm Beach, Restoration Proj., Ser. A, 5.00%, 1/01/09, FSA .................   No Opt. Call    1,463,540
    AAA        2,080    Tampa Wtr. & Swr., 5.50%, 10/01/08, FSA ....................................   No Opt. Call    2,413,320
                                                                                                                     -----------
                                                                                                                      22,155,801
                                                                                                                     -----------
                        GEORGIA--3.4%
    AAA        5,000    Georgia, GO, Ser. E, 5.25%, 2/01/10 ........................................   No Opt. Call    5,740,150
    AAA       10,000    Monroe Cnty., PCR, Pwr. Co. Plant Vogtle Proj., Zero Coupon, 1/01/12,
                          AMBAC ....................................................................   No Opt. Call   10,842,700
                                                                                                                     -----------
                                                                                                                      16,582,850
                                                                                                                     -----------
                        HAWAII--3.1%
                        Hawaii, GO, FSA,
    AAA        6,510      Ser. CY, 4.00%, 2/01/09 ..................................................   No Opt. Call    6,993,172
    AAA        8,045      Ser. CZ, 3.25%, 7/01/09 ..................................................   No Opt. Call    8,350,710
                                                                                                                     -----------
                                                                                                                      15,343,882
                                                                                                                     -----------
                        ILLINOIS--21.1%
    AAA       14,205    Chicago O'Hare Intl. Arpt., Ser. A, 6.25%, 1/01/08, MBIA ...................    01/05 @ 102   15,387,424
                        Chicago Park Dist., Parking Rev., GO,
    AAA        3,290      Ser. A, 3.00%, 1/01/08, FGIC .............................................   No Opt. Call    3,380,837
    AAA        1,750      Ser. A, 3.50%, 1/01/09, FGIC .............................................   No Opt. Call    1,829,800
    AAA        1,000      Ser. C, 3.00%, 1/01/09, AMBAC ............................................   No Opt. Call    1,020,140



                       See Notes to Financial Statements.


              PRINCIPAL
               AMOUNT                                                                                  OPTION CALL
  RATING(1)     (000)                                    DESCRIPTION                                   PROVISIONS(2)       VALUE
------------------------------------------------------------------------------------------------------------------------------------

                        ILLINOIS (CONTINUED)
    AAA      $ 2,930    Chicago Proj. & Refunding, Ser. A, 5.00%, 1/01/09, AMBAC ...................   No Opt. Call $  3,287,401
    AAA        3,105    Chicago Pub. Bldg., Ser. A, Zero Coupon, 1/01/07, MBIA .....................        ETM        2,887,402
                        Chicago Sch. Fin. Auth., GO, Ser. A, FGIC,
    AAA       13,000      6.25%, 6/01/07 ...........................................................    07/03 @ 102   13,231,530
    AAA        9,150      6.25%, 6/01/09 ...........................................................    07/03 @ 102    9,312,962
                        Cook Cnty. High Sch., GO,
    AAA        2,000      Arlington Heights, 4.50%, 12/01/08, FSA ..................................   No Opt. Call    2,212,620
    AAA        5,980      J. Sterling Morton Twnshp., Zero Coupon, 12/01/09, FGIC ..................   No Opt. Call    4,905,274
    AAA        8,985    Du Page Cnty. Forest Presvtn. Dist., Zero Coupon, 11/01/08 .................   No Opt. Call    7,740,667
                        Illinois, GO, Ser. 1, MBIA,
    AAA        6,750      3.50%, 7/01/08 ...........................................................   No Opt. Call    7,121,655
    AAA        5,000      3.75%, 7/01/09 ...........................................................   No Opt. Call    5,311,000
    AAA       13,000    Illinois Dev. Fin. Auth., Gas Sply., 3.05%, 2/01/33, AMBAC .................   No Opt. Call   13,407,550
    AAA        1,455    Kane & Du Page Cntys. Sch. Dist., GO, Ser. A, 3.75%, 1/01/09, FSA ..........   No Opt. Call    1,539,870
                        Met. Pier & Exposition Auth., Dedicated St. Tax Rev.,
                        McCormick Place Expansion Proj., FGIC,
    AAA        8,385      Zero Coupon, 6/15/08 .....................................................        ETM        7,443,700
    AAA          215      Zero Coupon, 6/15/08 .....................................................   No Opt. Call      187,177
    AAA        1,570      Ser. A, Zero Coupon, 6/15/08 .............................................        ETM        1,393,752
    AAA        1,210    Univ. of Illinois, Auxiliary Facs. Sys., Ser. A, 5.00%, 4/01/09, AMBAC .....   No Opt. Call    1,363,852
                                                                                                                     -----------
                                                                                                                     102,964,613
                                                                                                                     -----------
                        INDIANA--1.5%
                        Indiana Hlth. Fac. Fin. Auth., Hosp. Rev. & Impvt., Ancilla Sys. Inc., MBIA,
    AAA        3,860      Ser. A, 6.25%, 7/01/08 ...................................................    07/03 @ 102    4,065,970
    AAA        2,965      Ser. B, 6.25%, 7/01/08 ...................................................    07/03 @ 102    3,123,212
                                                                                                                     -----------
                                                                                                                       7,189,182
                                                                                                                     -----------
                        KANSAS--0.2%
    AAA        1,000    Kansas Dev. Fin. Auth., Pub. Wtr. Sply., 4.00%, 4/01/09, AMBAC .............   No Opt. Call    1,077,410
                                                                                                                     -----------
                        KENTUCKY--0.7%
    AAA        3,890    Owensboro Elec. Lt. & Pwr., Ser. B, Zero Coupon, 1/01/09, AMBAC ............   No Opt. Call    3,305,177
                                                                                                                     -----------
                        LOUISIANA--1.2%
    AAA        5,770    Louisiana Pub. Facs. Auth., Ochsner Clinic Fndtn. Proj., Ser. A, 3.50%,
                          5/15/09, MBIA ............................................................   No Opt. Call    6,033,920
                                                                                                                     -----------
                        MASSACHUSETTS--1.1%
    AAA        4,465(3) Chelsea Sch. Proj. Loan, 6.00%, 6/15/04, AMBAC .............................        N/A        4,770,674
    AAA          565    Massachusetts Hsg. Fin. Agcy., Hsg. Projs., Ser. A, 5.95%, 10/01/08, AMBAC .    07/03 @ 102      578,040
                                                                                                                     -----------
                                                                                                                       5,348,714
                                                                                                                     -----------
                        MICHIGAN--5.7%
    AAA        1,665    Detroit, GO, 3.50%, 4/01/09, MBIA ..........................................   No Opt. Call    1,744,171
    AAA        6,315    Detroit City Sch. Dist., GO, Sch. Bldg. & Site Impvt., Ser. A, 4.00%,
                          5/01/09, FGIC ............................................................   No Opt. Call    6,789,256
                        Lake Orion, Cmnty. Sch. Dist., AMBAC,
    AAA        3,290(3)   6.60%, 5/01/05 ...........................................................        N/A        3,639,793
    AAA        3,285(3)   6.70%, 5/01/05 ...........................................................        N/A        3,640,207
    AAA        3,000    Michigan Trunk Line, Ser. A, 4.125%, 11/01/08, FSA .........................   No Opt. Call    3,281,850
    AAA        2,695    West Ottawa Pub. Sch. Dist., GO, Ser. B, 3.50%, 5/01/09, FGIC ..............   No Opt. Call    2,830,882
    AAA        2,000    Western Twnshps. Util. Auth. Sewage Disp. Sys., 5.00%, 1/01/09, FGIC .......   No Opt. Call    2,249,420
    AAA        3,400    Wyandotte Elec., 6.25%, 10/01/08, MBIA .....................................   No Opt. Call    3,865,358
                                                                                                                     -----------
                                                                                                                      28,040,937
                                                                                                                     -----------
                        MINNESOTA--1.6%
    Aaa        7,390    Minneapolis Spec. Sch. Dist. 1, 3.00%, 2/01/09, FSA ........................   No Opt. Call    7,560,266
                                                                                                                     -----------
                        MISSISSIPPI--0.5%
    AAA        2,175    De Soto Cnty. Sch. Dist., GO, 3.25%, 2/01/09, FSA                              No Opt. Call    2,253,235
                                                                                                                     -----------
                        NEVADA--6.3%
    AAA       16,270    Clark Cnty. Sch. Dist, Ser. A, 4.00%, 6/01/09, FGIC ........................   No Opt. Call   17,536,294
    AAA        2,245    Las Vegas Clark Cnty. Library Dist., 4.75%, 2/01/09 ........................   No Opt. Call    2,493,724
                        Nevada Dept. of Bus. & Ind. Las Vegas Monorail Proj., AMBAC,
    AAA        2,085      Zero Coupon, 1/01/09 .....................................................   No Opt. Call    1,752,442
    AAA        3,585      Zero Coupon, 1/01/10 .....................................................   No Opt. Call    2,860,866
                        Washoe Cnty. Arpt. Auth., Arpt. Sys. Impvt., Ser. B, MBIA,
    AAA        3,135(3)   5.70%, 7/01/03 ...........................................................        N/A        3,197,700
    AAA        2,645(3)   5.75%, 7/01/03 ...........................................................        N/A        2,697,900
                                                                                                                     -----------
                                                                                                                      30,538,926
                                                                                                                     -----------

                       See Notes to Financial Statements.


              PRINCIPAL
               AMOUNT                                                                                  OPTION CALL
  RATING(1)     (000)                                    DESCRIPTION                                   PROVISIONS(2)       VALUE
------------------------------------------------------------------------------------------------------------------------------------
                        NEW JERSEY--7.5%
                        Monmouth Cnty. Impvt. Auth., Gov't. Loan,
    AAA      $ 1,220      3.10%, 4/15/09, AMBAC ....................................................   No Opt. Call $  1,256,966
    AAA        1,000      5.00%, 12/01/08, FSA .....................................................   No Opt. Call    1,137,550
    AAA       30,275(3) New Jersey Econ. Dev. Auth., Mkt. Transp. Fac. Rev., Ser. A, 5.80%, 7/01/04,
                          MBIA .....................................................................        N/A       32,356,406
    AAA        1,750    New Jersey Transp. Trust Fund Auth., Transp. Sys., Ser. C, 5.25%, 12/15/08,
                          AMBAC ....................................................................   No Opt. Call    2,011,783
                                                                                                                     -----------
                                                                                                                      36,762,705
                                                                                                                     -----------
                        NEW MEXICO--1.2%
    AAA        2,030    Farmington Util. Sys., Ser. A, 3.50%, 5/15/09, FSA .........................   No Opt. Call    2,133,022
    AAA        3,380    New Mexico Fin. Auth., Pub. Proj., Ser. A, 3.80%, 6/01/08, MBIA ............   No Opt. Call    3,614,775
                                                                                                                     -----------
                                                                                                                       5,747,797
                                                                                                                     -----------
                        NEW YORK--14.0%
    AAA       15,915    New York, GO, Ser. F, 5.25%, 9/15/09, MBIA .................................    09/08 @ 101   18,164,426
                        New York City, GO, MBIA,
    AAA        5,000      Ser. E, 6.125%, 8/01/06 ..................................................   No Opt. Call    5,626,950
    AAA       15,500      Ser. E, 6.20%, 8/01/07 ...................................................   No Opt. Call   17,846,545
    AAA        5,000      Ser. G, 5.75%, 2/01/08 ...................................................   02/06 @ 101.5   5,533,250
    AAA        4,250    New York City Hlth. & Hosp. Corp., Hlth. Sys. Svcs., Ser. A, 3.50%, 2/15/09,
                          AMBAC ....................................................................   No Opt. Call    4,425,185
                        New York Env. Fac. Corp., PCR, Ser. D,
    AAA        7,080(3)   6.50%, 11/15/04 ..........................................................        N/A        7,762,229
    AAA        1,030      6.50%, 5/15/07 ...........................................................    11/04 @ 102    1,120,311
    AAA           80      6.50%, 11/15/07 ..........................................................    11/04 @ 102       87,014
    AAA        3,395    New York Thruway Auth., Svc. Contract Rev., Local Hwy. & Brdg., Ser. A,
                          5.40%, 1/01/09, MBIA .....................................................    01/05 @ 102    3,642,088
    AAA        4,000    Port Auth. of NY & NJ, Ser. 129, 2.875%, 11/01/08, FSA .....................   No Opt. Call    4,125,880
                                                                                                                     -----------
                                                                                                                      68,333,878
                                                                                                                     -----------
                        NORTH CAROLINA--8.2%
    AAA        1,000(3) Cumberland Cnty., COP, Civic Ctr. Proj., Ser. A, 6.375%, 12/01/04, AMBAC ...        N/A        1,097,090
                        No. Carolina Eastn. Mun. Pwr., Agcy., Sys. Rev., Ser. B,
    AAA       13,500      6.125%, 1/01/09, FGIC ....................................................   No Opt. Call   15,920,145
    AAA        5,000      7.00%, 1/01/08, CAPMAC ...................................................   No Opt. Call    5,987,000
    AAA       14,675      7.25%, 1/01/07, CAPMAC ...................................................   No Opt. Call   17,279,079
                                                                                                                     -----------
                                                                                                                      40,283,314
                                                                                                                     -----------
                        OHIO--1.2%
    AAA        2,410(3) Cleveland, GO, 6.40%, 11/15/04, MBIA .......................................        N/A        2,638,974
                        Ohio Bldg. Auth., Ser. A,
    AAA        1,000(3)   Juvenile Correctional Proj., 6.50%, 10/01/04, AMBAC ......................        N/A        1,089,570
    AAA        2,000      Workers' Comp. Facs., 5.00%, 4/01/09, FGIC ...............................   No Opt. Call    2,264,580
                                                                                                                     -----------
                                                                                                                       5,993,124
                                                                                                                     -----------
                        OREGON--1.9%
    AAA        1,285    Lane Cnty. Sch. Dist., No. 4, 3.00%, 1/01/09, FSA ..........................   No Opt. Call    1,317,523
                        Oregon Dept. of Admin. Svcs., FSA,
    AAA        2,905      COP, 5.00%, 11/01/08 .....................................................   No Opt. Call    3,258,364
    AAA        2,255      Lottery Rev., Ser. C, 3.125%, 4/01/09 ....................................   No Opt. Call    2,329,551
    Aaa        2,000    Washington & Clackamas Cntys. Sch. Dist., GO, 3.75%, 6/15/08, MBIA .........   No Opt. Call    2,145,040
                                                                                                                     -----------
                                                                                                                       9,050,478
                                                                                                                     -----------
                        PENNSYLVANIA--12.3%
    AAA        4,000    Allegheny Cnty. Hosp. Dev. Auth., Magee Women's Hosp., 6.25%, 10/01/08,
                          FGIC .....................................................................   07/03 @ 102     4,080,000
    Aaa        1,460    Bensalem Twp. Sch. Dist., GO, 3.25%, 8/15/09, FGIC .........................   No Opt. Call    1,515,684
                        Dauphin Cnty. Gen. Auth., HAPSCO-Western Pennsylvania Hosp. Proj., MBIA,
    AAA        8,480      Ser. A, 6.25%, 7/01/08 ...................................................        ETM        8,587,611
    AAA        4,290      Ser. B, 6.25%, 7/01/08 ...................................................    08/03 @ 101    4,779,318
    AAA        3,500    Indiana Cnty. Indl. Dev. Auth., PCR, Elec. & Gas Corp., Ser. A, 6.00%,
                          6/01/06, MBIA ............................................................   No Opt. Call    3,942,680
    AAA       16,250    Lehigh Cnty. Indl. Dev. Auth., PCR, 3.125%, 11/01/08, AMBAC ................   No Opt. Call   16,667,462
                        Pennsylvania Dept. of Gen. Svcs., COP, FSA,
    AAA        2,075      4.50%, 5/01/08 ...........................................................   No Opt. Call    2,285,799
    AAA        2,120      4.50%, 11/01/08 ..........................................................   No Opt. Call    2,356,656
    AAA        2,165      4.50%, 5/01/09 ...........................................................   No Opt. Call    2,389,510
    AAA        2,220      4.50%, 11/01/09 ..........................................................   No Opt. Call    2,468,640
    AAA        3,175    Philadelphia, GO, 4.10%, 9/15/08, FSA ......................................   No Opt. Call    3,459,289
    AAA        3,125    Pittsburgh Pub. Parking Auth., Parking Rev., 3.25%, 12/01/08, AMBAC ........   No Opt. Call    3,281,063
    AAA        3,955    West Chester Area Sch. Dist., GO, Ser. AA, 3.65%, 1/15/09, MBIA ............    07/07 @ 100    4,138,987
                                                                                                                     -----------
                                                                                                                      59,952,699
                                                                                                                     -----------



                       See Notes to Financial Statements.



              PRINCIPAL
               AMOUNT                                                                                  OPTION CALL
  RATING(1)     (000)                                    DESCRIPTION                                   PROVISIONS(2)       VALUE
------------------------------------------------------------------------------------------------------------------------------------
                        SOUTH CAROLINA--0.8%
    AAA      $ 2,020    Chester Cnty. Sch. Dist., 3.25%, 2/01/09, FSA ..............................   No Opt. Call $  2,098,012
    AAA        1,705    Lexington Cnty. Sch. Dist. 1, COP, 3.50%, 3/01/09, AMBAC ...................   No Opt. Call    1,794,155
                                                                                                                     -----------
                                                                                                                       3,892,167
                                                                                                                     -----------
                        TENNESSEE--0.9%
    AAA        1,000    Clarksville Wtr., Swr. & Gas Rev., 4.30%, 2/01/09, FSA .....................   No Opt. Call    1,089,180
    AAA        3,150    Montgomery Cnty., 4.00%, 5/01/09, FSA ......................................   No Opt. Call    3,393,652
                                                                                                                     -----------
                                                                                                                       4,482,832
                                                                                                                     -----------
                        TEXAS--22.4%
    AAA        5,380    Austin, GO, Pub. Impvt., 3.50%, 9/01/08, FSA ...............................   No Opt. Call    5,680,258
                        Austin Util. Sys.,
    AAA        5,000      6.625%, 11/15/08, AMBAC ..................................................   No Opt. Call    6,082,300
    AAA       11,515      Ser. A, Zero Coupon, 11/15/08, MBIA ......................................   No Opt. Call    9,899,100
    AAA        5,000      Ser. A, Zero Coupon, 11/15/09, AMBAC .....................................   No Opt. Call    4,104,400
    AAA        5,000      Ser. A, Zero Coupon, 11/15/09, MBIA ......................................   No Opt. Call    4,104,400
                        Coppell Indpt. Sch. Dist., MBIA,
    AAA        1,430      6.10%, 8/15/09 ...........................................................        ETM        1,727,497
    AAA          620      6.10%, 8/15/09 ...........................................................    08/03 @ 100      623,361
    AAA        2,500    Dallas Wtrwks. & Swr. Sys., 3.50%, 4/01/09, FSA ............................   No Opt. Call    2,616,150
    AAA        1,445    El Paso Wtr. & Swr., Ser. A, 5.25%, 3/01/09 ................................   No Opt. Call    1,644,323
    AAA        4,390    Houston Indpt. Sch. Dist., Zero Coupon, 8/15/09, AMBAC .....................   No Opt. Call    3,631,540
                        Lower Colorado River Auth.,
    AAA        2,010      3.50%, 5/15/09, MBIA .....................................................   No Opt. Call    2,105,294
    AAA        2,690      5.25%, 5/15/09, FSA ......................................................   No Opt. Call    3,072,115
    AAA        1,650    Lubbock Cnty., 3.50%, 2/15/09, FGIC ........................................   No Opt. Call    1,725,916
    AAA        6,000    San Antonio Elec. & Gas, Ser. B, Zero Coupon, 2/01/10, FGIC ................        ETM        4,830,780
    AAA        9,050    Tarrant Regl. Wtr. Dist., Impvt., 3.50%, 3/01/09, FSA ......................   No Opt. Call    9,464,671
                        Texas Mun. Pwr. Agcy.,
    AAA          820      Zero Coupon, 9/01/08, AMBAC ..............................................        ETM          722,420
    AAA       14,180      Zero Coupon, 9/01/08, AMBAC ..............................................   No Opt. Call   12,260,311
    AAA          875      Zero Coupon, 9/01/09, AMBAC ..............................................        ETM          735,000
    AAA       15,300      Zero Coupon, 9/01/09, AMBAC ..............................................   No Opt. Call   12,639,330
    AAA        7,000      5.00%, 9/01/10, FGIC .....................................................    09/04 @ 100    7,281,680
                        Texas Pub. Fin. Auth.,
    AAA        2,270      3.50%, 2/01/09, FGIC .....................................................   No Opt. Call    2,366,566
    AAA        3,000      Ser. A, 5.50%, 2/01/09, AMBAC ............................................    02/08 @ 101    3,409,980
    AAA        5,900      Ser. B, 6.25%, 2/01/09, AMBAC ............................................   No Opt. Call    7,003,890
    AAA        2,275    Ysleta Indpt. Sch. Dist., GO, Zero Coupon, 8/15/08 .........................   No Opt. Call    1,969,467
                                                                                                                     -----------
                                                                                                                     109,700,749
                                                                                                                     -----------
                        UTAH--3.5%
                        Intermountain Pwr. Agcy., Sply., Ser. B, MBIA,
    AAA        2,215      6.00%, 7/01/07 ...........................................................        ETM        2,568,293
    AAA        1,285      6.00%, 7/01/07 ...........................................................   No Opt. Call    1,479,253
    AAA        1,550(3) Salt Lake Cnty. Mun. Bldg. Auth., Ser. A, 6.05%, 10/01/04, MBIA ............        N/A        1,664,870
    AAA       10,300(3) Utah, GO, Ser. F, 5.00%, 7/01/07 ...........................................        N/A       11,547,948
                                                                                                                     -----------
                                                                                                                      17,260,364
                                                                                                                     -----------
                        WASHINGTON--11.3%
                        King Cnty., GO,
    AAA        3,060      Pub. Transp. Sales Tax, 3.50%, 12/01/08, FSA .............................   No Opt. Call    3,243,570
    AAA       12,850      Ser. D, 5.55%, 12/01/08, MBIA ............................................    12/07 @ 102   14,873,104
    AAA        5,710    Seattle Impvt. Ltd. Tax, 4.00%, 7/01/08, FSA ...............................   No Opt. Call    6,161,204
                        Snohomish Cnty. Sch. Dist., GO, MBIA,
    AAA        2,235(3)   6.10%, 12/01/03 ..........................................................        N/A        2,327,574
    AAA        1,765      6.10%, 12/01/08 ..........................................................    12/03 @ 102    1,833,658
    AAA        2,045    Washington, Motor Vehicle Fuel Tax, GO, 4.00%, 7/01/09, MBIA ...............   No Opt. Call    2,202,772
                        Washington Hlth. Care Fac. Auth., Catholic Hlth. Initiatives A, MBIA,
    AAA        1,010      5.30%, 12/01/08 ..........................................................   No Opt. Call    1,157,066
    AAA        1,000      5.40%, 12/01/10 ..........................................................    06/10 @ 101    1,153,630
                        Washington Pub. Pwr. Sply.,
    AAA        3,000      Nuclear Proj. No. 2, 5.55%, 7/01/10, FGIC ................................    07/03 @ 102    3,060,000
    AAA        5,550      Nuclear Proj. No. 3, Zero Coupon, 7/01/07, MBIA ..........................   No Opt. Call    5,005,878
    AAA        2,000      Nuclear Proj. No. 3, Zero Coupon, 7/01/08, MBIA ..........................   No Opt. Call    1,728,780
    AAA       11,000      Ser. A, 5.80%, 7/01/07, FSA ..............................................   No Opt. Call   12,556,170
                                                                                                                     -----------
                                                                                                                      55,303,406
                                                                                                                     -----------


                       See Notes to Financial Statements.


              PRINCIPAL
               AMOUNT                                                                                  OPTION CALL
  RATING(1)     (000)                                    DESCRIPTION                                   PROVISIONS(2)       VALUE
------------------------------------------------------------------------------------------------------------------------------------
                        WEST VIRGINIA--0.3%
    AAA      $ 1,550    West Virginia Econ. Dev. Auth., Correctional Juvenile & Pub., Ser. A,
                          4.25%, 6/01/08, MBIA .....................................................   No Opt. Call $  1,688,399
                                                                                                                     -----------
                        WISCONSIN--3.0%
                        Wisconsin, GO,
    AAA        7,705      Ser. A, 4.00%, 5/01/09, FGIC .............................................   No Opt. Call    8,287,960
    AAA        6,080      Ser. C, 4.00%, 5/01/09, MBIA .............................................   No Opt. Call    6,540,013
                                                                                                                     -----------
                                                                                                                      14,827,973
                                                                                                                     -----------
                        WYOMING--0.6%
                        Albany Cnty. Impvts. Statutory Trust, COP, MBIA,
    AAA        1,270      3.75%, 1/15/09 ...........................................................   No Opt. Call    1,339,863
    AAA        1,395      3.75%, 7/15/09 ...........................................................   No Opt. Call    1,478,281
                                                                                                                     -----------
                                                                                                                       2,818,144
                                                                                                                     -----------
                        TOTAL LONG-TERM INVESTMENTS (COST $687,139,514)                                              749,579,238
                                                                                                                     -----------
                        SHORT-TERM INVESTMENTS--1.9%
                        ALABAMA--0.6%
    A-1+       3,100    Jefferson Cnty., G.O., Ser. B, 1.00%, 7/01/03, FRDD(4) .....................        N/A        3,100,000
                                                                                                                     -----------
                        VIRGINIA--0.3%
    A-1+       1,200    Loudoun Cnty Indl. Dev. Auth., Howard Hughes Med., Ser. C, 0.95%,
                          7/01/03, FRDD(4) .........................................................       N/A         1,200,000
                                                                                                                     -----------

          ----------
            SHARES
             (000)
          ----------
                        MONEY MARKET FUND--1.0%
    NR         5,000    AIM Tax Free Investment Co. Cash Reserve Portfolio .........................        N/A        5,000,000
                                                                                                                     -----------
                        TOTAL SHORT-TERM INVESTMENTS (COST $9,300,000) .............................                   9,300,000
                                                                                                                     -----------
                        TOTAL INVESTMENTS--155.2% (COST $696,439,514) ..............................                 758,879,238
                        Other assets in excess of liabilities--0.2% ................................                   1,078,127
                        Preferred shares at redemption value, including dividends payable--(55.4)% .                (271,078,102)
                                                                                                                    ------------
                        NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS--100% .........................                $488,879,263
                                                                                                                    ============

------------------------------
(1) Using the higher of S&P's, Moody's or Fitch's rating.
(2) Date (month/year) and price of the earliest call or redemption. There may be other call provisions at varying prices at later dates.
(3) This bond is prerefunded. U.S. government securities, held in escrow, are used to pay interest on this security, as well as retire the bond in full at the date indicated, typically at a premium to par.
(4) For purposes of amortized cost valuation, the maturity date of this instrument is considered to be the earlier of the next date on which the security can be redeemed at par, or the next date on which the rate of interest is adjusted.

Securities that are covered by insurance, which ensures the timely payment of principal and interest, represent approximately 87.3% of the Trust's total investments.





                              KEY TO ABBREVIATIONS

  AMBAC -- American  Municipal Bond Assurance  Corporation
  CAPMAC -- Capital  Markets  Assurance Company
  COP  --  Certificate  of  Participation
  ETM -- Escrowed  to  Maturity
  FGIC --  Financial  Guaranty  Insurance  Company
  FRDD -- Floating Rate Daily  Demand
  FSA -- Financial Security   Assurance
  GO  --  General Obligation
  MBIA --  Municipal  Bond  Insurance Association
  PCR -- Pollution Control Revenue




                       See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS (UNAUDITED)
JUNE 30, 2003
BLACKROCK INSURED MUNICIPAL TERM TRUST


              PRINCIPAL
               AMOUNT                                                                                  OPTION CALL
  RATING(1)     (000)                                    DESCRIPTION                                   PROVISIONS(2)       VALUE
------------------------------------------------------------------------------------------------------------------------------------
                        LONG-TERM INVESTMENTS--156.1%
                        ALABAMA--2.7%
    AAA      $ 1,410    Alabama Fed. Hwy. Fin. Auth., Grant Antic., Ser. A, 4.50%, 3/01/11, MBIA ...   No Opt. Call $  1,539,875
    AAA        1,000    Birmingham Jefferson Civic Ctr. Auth., Ser. A, 4.375%, 1/01/11, FSA ........   No Opt. Call    1,082,280
    AAA        5,000    Jefferson Cnty. Swr., 5.25%, 2/01/11, FSA ..................................    02/10 @ 100    5,622,550
                                                                                                                     -----------
                                                                                                                       8,244,705
                                                                                                                     -----------
                        ALASKA--7.8%
                        Anchorage, GO, Ser. B,
    AAA       14,345      4.125%, 7/01/11, MBIA ....................................................   No Opt. Call   15,403,231
    AAA        6,000      4.625%, 7/01/10, FGIC ....................................................   No Opt. Call    6,663,540
    AAA        1,260    Univ. of Alaska, Ser. K, 3.75%, 10/01/10, FGIC .............................   No Opt. Call    1,332,135
                                                                                                                     -----------
                                                                                                                      23,398,906
                                                                                                                     -----------
                        ARIZONA--4.4%
    AAA        1,000    Arizona St. Univ., 4.20%, 7/01/11, FGIC ....................................   No Opt. Call    1,081,270
    AAA        1,030    Mesa, GO, Ser. A, 3.75%, 7/01/10, FGIC .....................................   No Opt. Call    1,089,802
    AAA        6,340    Pima Cnty. Str. & Hwy., 4.25%, 7/01/11, FGIC ...............................    07/08 @ 101    6,742,653
    AAA        4,180    Univ. of Arizona Med. Ctr., Hosp. Rev., 6.25%, 7/01/10, MBIA ...............    08/03 @ 101    4,233,044
                                                                                                                     -----------
                                                                                                                      13,146,769
                                                                                                                     -----------
                        CALIFORNIA--8.2%
                        California, GO, FGIC,
    AAA        4,355(3)   6.80%, 11/01/04 ..........................................................        N/A        4,782,443
    AAA          145      6.80%, 11/01/10 ..........................................................    11/04 @ 102      158,129
                        California Dept. of Wtr. Res., Pwr. Sply. Rev., Ser. A,
    AAA        5,000      3.60%, 5/01/10, AMBAC ....................................................   No Opt. Call    5,177,600
    AAA        3,500      3.70%, 5/01/11, MBIA .....................................................   No Opt. Call    3,610,950
    AAA        6,100    Contra Costa Trans. Auth., Sales Tax Rev., 6.50%, 3/01/09, FGIC ............        ETM        7,266,381
    AAA        3,065    Los Angeles Cnty., Asset Leasing Corp., 6.05%, 12/01/10, AMBAC .............   No Opt. Call    3,678,153
                                                                                                                     -----------
                                                                                                                      24,673,656
                                                                                                                     -----------
                        COLORADO--1.2%
    AAA        3,245    Weld Cnty. Sch. Dist. No. 6, 3.75%, 12/01/10, FSA ..........................   No Opt. Call    3,445,898
                                                                                                                     -----------
                        DELAWARE--0.4%
    AAA        1,015    Delaware River & Bay Auth., 3.75%, 1/01/11, MBIA ...........................   No Opt. Call    1,061,010
                                                                                                                     -----------
                        DISTRICT OF COLUMBIA--3.9%
    AAA       10,000    Dist. of Columbia, GO, Ser. B, 5.50%, 6/01/11, FSA .........................   No Opt. Call   11,558,500
                                                                                                                     -----------
                        FLORIDA--1.2%
    AAA        2,320    Tampa Wtr. & Swr., 5.50%, 10/01/10, FSA ....................................   No Opt. Call    2,720,154
    AAA        1,000    Volusia Cnty. Edl. Fac. Auth., Embry Riddle Aero. Univ., Ser. A, 6.50%,
                          10/15/10, CONNIE LEE .....................................................   08/03 @ 102     1,023,810
                                                                                                                     -----------
                                                                                                                       3,743,964
                                                                                                                     -----------
                        GEORGIA--1.7%
    AAA        5,000    Henry Cnty. Hosp. Auth., Ser. B, 6.375%, 7/01/09, FGIC .....................    08/03 @ 101    5,063,800
                                                                                                                     -----------
                        HAWAII--4.5%
    AAA       11,080    Hawaii, GO, Ser. CN, 5.25%, 3/01/11, FGIC ..................................    03/07 @ 102   12,300,240
    AAA        1,000    Univ. of Hawaii, Univ. Sys., 3.875%, 7/15/10, FGIC .........................   No Opt. Call    1,063,650
                                                                                                                     -----------
                                                                                                                      13,363,890
                                                                                                                     -----------
                        ILLINOIS--14.3%
                        Chicago, GO, Ser. A,
    AAA        4,000      4.375%, 1/01/11, AMBAC ...................................................   No Opt. Call    4,339,320
    AAA        1,790      5.00%, 1/01/11, MBIA .....................................................   No Opt. Call    2,016,202
                        Chicago Park Dist., Parking Rev., GO, Ser. A, FGIC,
    AAA        3,120      3.50%, 1/01/10 ...........................................................   No Opt. Call    3,231,821
    AAA        3,695      4.00%, 1/01/11 ...........................................................   No Opt. Call    3,916,330
    AAA        1,000    Du Page & Cook Cntys. Sch. Dist., GO, 4.50%, 1/01/11, FGIC .................   No Opt. Call    1,093,140
    AAA        1,750    Du Page & Will Cntys. Sch. Dist., GO, 4.25%, 12/30/10, FGIC ................   No Opt. Call    1,909,565



                       See Notes to Financial Statements.


              PRINCIPAL
               AMOUNT                                                                                  OPTION CALL
  RATING(1)     (000)                                    DESCRIPTION                                   PROVISIONS(2)       VALUE
------------------------------------------------------------------------------------------------------------------------------------
                        ILLINOIS (CONTINUED)
                        Du Page Cnty. Forest Presvtn. Dist.,
    AAA      $ 5,000      Zero Coupon, 11/01/10 ....................................................   No Opt. Call $  3,879,600
    AAA       11,965      Zero Coupon, 11/01/11 ....................................................   No Opt. Call    8,845,366
                        Illinois, GO, Ser. 1,
    AAA        1,500      4.50%, 2/01/11, FGIC .....................................................   No Opt. Call    1,636,515
    AAA        2,000      4.50%, 4/01/11, FSA ......................................................   No Opt. Call    2,185,560
    AAA        5,000    Illinois Edl. Fac. Auth., 5.70%, 7/01/05, FGIC .............................    08/03 @ 102    5,185,500
    AAA        2,265    Kane & Du Page Cntys. Sch. Dist., GO, Ser. A, 4.00%, 1/01/11, FSA ..........   No Opt. Call    2,400,673
    AAA        1,025    Orland Park, GO, Ser. A, 3.50%, 12/01/10, FGIC .............................   No Opt. Call    1,066,533
    AAA        1,075    Rockford Sch. Dist., GO, 4.30%, 2/01/11, FGIC ..............................   No Opt. Call    1,161,667
                                                                                                                     -----------
                                                                                                                      42,867,792
                                                                                                                     -----------
                        INDIANA--4.7%
    AAA        2,500    Indiana Bond Bank, Sch. Fund, Ser. B, 5.00%, 2/01/11, MBIA .................   No Opt. Call    2,810,025
    AAA        2,635    Indiana Mun. Pwr. Agcy. Pwr. Sply. Sys., Ser. A, 4.50%, 1/01/11, AMBAC .....   No Opt. Call    2,873,046
                        Indianapolis Loc. Pub. Impvt. Bond Bank, Wtr. Wtrwks. Proj., Ser. A, MBIA,
    AAA        2,085      4.25%, 7/01/10 ...........................................................   No Opt. Call    2,260,807
    AAA        2,815      4.375%, 1/01/11 ..........................................................   No Opt. Call    3,045,943
    AAA        2,950      4.375%, 7/01/11 ..........................................................   No Opt. Call    3,206,473
                                                                                                                     -----------
                                                                                                                      14,196,294
                                                                                                                     -----------
                        KANSAS--0.7%
                        Kansas Dev. Fin. Auth., Pub. Wtr. Sply., AMBAC,
    AAA        1,025      4.125%, 4/01/10 ..........................................................   No Opt. Call    1,105,319
    AAA        1,000      4.25%, 4/01/11 ...........................................................   No Opt. Call    1,083,080
                                                                                                                     -----------
                                                                                                                       2,188,399
                                                                                                                     -----------
                        KENTUCKY--3.3%
    AAA       12,675    Kentucky Econ. Dev. Fin. Sys., Norton Hlth. Care Inc., Ser. B, Zero Coupon,
                          10/01/10, MBIA ...........................................................   No Opt. Call    9,919,582
                                                                                                                     -----------
                        LOUISIANA--2.1%
    AAA        6,010    Louisiana Pub. Facs. Auth., Ochsner Clinic Fndtn. Proj., Ser. B, 4.00%,
                          5/15/11, MBIA ............................................................   No Opt. Call    6,334,360
                                                                                                                     -----------
                        MASSACHUSETTS--5.1%
    AAA        7,865(3) Massachusetts, GO, Ser. C, 6.70%, 11/01/04, FGIC ...........................        N/A        8,548,861
    AAA        1,725    Massachusetts Hlth. & Edl. Facs. Auth., So. Shore Hosp., Ser. D, 6.50%,
                          7/01/10, MBIA ............................................................    08/03 @ 101    1,747,132
    AAA        5,000    Massachusetts Hsg. Fin. Agcy., Hsg. Proj., Ser. H, 6.75%, 11/15/12 .........    11/03 @ 102    5,146,300
                                                                                                                     -----------
                                                                                                                      15,442,293
                                                                                                                     -----------
                        MICHIGAN--4.0%
                        Detroit, GO, MBIA,
    AAA        1,580      4.00%, 4/01/10 ...........................................................   No Opt. Call    1,682,747
    AAA        1,955      4.00%, 4/01/11 ...........................................................   No Opt. Call    2,068,644
                        Michigan Mun. Bd. Auth.,
    AAA          900      Ser. A, 6.50%, 11/01/12, MBIA ............................................    08/03 @ 102      922,212
    AAA          730      Ser. B, 6.45%, 11/01/07, AMBAC ...........................................    11/04 @ 102      790,006
    AAA          730      Ser. B, 6.65%, 11/01/09, AMBAC ...........................................    11/04 @ 102      793,430
    AAA        1,310(3)   Ser. G, 6.45%, 11/01/04, AMBAC ...........................................        N/A        1,432,537
    AAA        1,320(3)   Ser. G, 6.65%, 11/01/04, AMBAC ...........................................        N/A        1,446,958
    AAA        2,810    Wyandotte City Sch. Dist., Bldg. & Site, 4.00%, 5/01/11, FSA ...............   No Opt. Call    2,992,453
                                                                                                                     -----------
                                                                                                                      12,128,987
                                                                                                                     -----------
                        MINNESOTA--1.7%
    AAA        2,800    Hopkins Indpt. Sch. Dist. No. 270, GO, Ser. B, 4.00%, 2/01/11, FSA .........   No Opt. Call    2,977,156
    AAA        2,180    So. Minnesota Mun. Pwr. Agcy., Ser. B, 5.75%, 1/01/11 ......................        ETM        2,243,373
                                                                                                                     -----------
                                                                                                                       5,220,529
                                                                                                                     -----------
                        NEVADA--3.2%
    AAA        4,185(3) Clark Cnty. Sch. Dist., GO, 6.75%, 12/15/04, FGIC ..........................        N/A        4,581,403
                        Nevada Dept. of Bus. & Ind., Las Vegas Monorail Proj., AMBAC,
    AAA        3,795      Zero Coupon, 1/01/11 .....................................................   No Opt. Call    2,884,883
    AAA        2,870      Zero Coupon, 1/01/12 .....................................................   No Opt. Call    2,079,229
                                                                                                                     -----------
                                                                                                                       9,545,515
                                                                                                                     -----------
                        NEW JERSEY--0.3%
    AAA        1,000    Monmouth Cnty. Impvt. Auth., Govt. Loan, 3.375%, 12/01/10, FSA .............   No Opt. Call    1,035,620
                                                                                                                     -----------



                       See Notes to Financial Statements.


              PRINCIPAL
               AMOUNT                                                                                  OPTION CALL
  RATING(1)     (000)                                    DESCRIPTION                                   PROVISIONS(2)       VALUE
------------------------------------------------------------------------------------------------------------------------------------
                        NEW MEXICO--4.1%
    AAA      $ 1,750    Las Cruces Sch. Dist. No. 002, GO, 5.25%, 8/01/11, FSA .....................    08/09 @ 100 $  1,951,653
                        New Mexico Fin. Auth., Pub. Proj., Ser. A, MBIA,
    AAA        2,025      3.40%, 6/01/11 ...........................................................   No Opt. Call    2,057,643
    AAA        1,625      4.20%, 6/01/10 ...........................................................   No Opt. Call    1,753,310
    AAA        3,625      4.30%, 6/01/11 ...........................................................   No Opt. Call    3,915,580
    AAA        2,230    New Mexico Hwy. Comn., Ser. B, 4.75%, 6/15/11, AMBAC .......................   No Opt. Call    2,479,693
                                                                                                                     -----------
                                                                                                                      12,157,879
                                                                                                                     -----------
                        NEW YORK--13.7%
    AAA        8,950    Long Island Pwr. Auth., Elec. Sys. Rev., Ser. A, 5.50%, 12/01/10, AMBAC ....   No Opt. Call   10,434,894
    AAA        4,500(3) New York City, GO, Ser. B1, 6.95%, 8/15/04, MBIA ...........................    08/04 @ 101    4,848,930
                        New York Env. Fac. Corp., PCR, Ser. D,
    AAA        5,145(3)   6.70%, 5/15/09 ...........................................................        N/A        5,654,767
    AAA        1,010      6.70%, 5/15/09 ...........................................................    11/04 @ 102    1,096,779
    AAA        4,180(3)   6.80%, 5/15/10 ...........................................................        N/A        4,599,798
    AAA          785      6.80%, 5/15/10 ...........................................................    11/04 @ 102      855,422
                        New York Med Care Fac. Fin., New York Hosp., Ser. A, AMBAC,
    AAA        9,715(3)   6.60%, 2/15/05 ...........................................................    02/05 @ 102   10,752,853
    AAA        2,695(3)   6.625%, 2/15/05 ..........................................................    02/05 @ 102    2,983,985
                                                                                                                     -----------
                                                                                                                      41,227,428
                                                                                                                     -----------
                        OHIO--0.7%
    AAA        1,000    Akron, GO, 4.00%, 12/01/10, MBIA ...........................................   No Opt. Call    1,076,460
    AAA        1,015    Univ. of Cincinnati, Ser. G, 3.50%, 6/01/09, AMBAC .........................   No Opt. Call    1,068,602
                                                                                                                     -----------
                                                                                                                       2,145,062
                                                                                                                     -----------
                        OREGON--4.4%
    AAA        1,995    Lane Cnty. Sch. Dist. No. 4, 3.75%, 1/01/11, FSA ...........................   No Opt. Call    2,088,167
    AAA        2,940    Oregon Dept. of Admin. Svcs., Lottery Rev., Ser. C, 3.50%, 4/01/11, FSA ....   No Opt. Call    3,020,732
                        Washington & Clackamas Cntys. Sch. Dist., GO, MBIA,
    AAA        3,820      4.00%, 6/15/10 ...........................................................   No Opt. Call    4,100,350
    AAA        3,720      4.00%, 6/15/11 ...........................................................   No Opt. Call    3,968,533
                                                                                                                     -----------
                                                                                                                      13,177,782
                                                                                                                     -----------
                        PENNSYLVANIA--9.0%
    AAA        2,430    Central York Sch. Dist., GO, 4.125%, 6/01/11, FGIC .........................   No Opt. Call    2,600,465
    AAA        4,285    Dauphin Cnty. Gen. Auth., HAPSCO-Western Pennsylvania Hosp. Proj., Ser. B,
                          6.25%, 7/01/08, MBIA .....................................................        ETM        4,773,747
    AAA        7,500    Pennsylvania Higher Edl. Facs. Auth., Univ. of Pennsylvania Hlth. Svcs.,
                          Ser. A, 5.25%, 8/01/10, FSA ..............................................    08/09 @ 101    8,479,725
    AAA        2,100    Philadelphia Wtr. & Wst., 5.625%, 6/15/08, AMBAC ...........................   No Opt. Call    2,428,650
    AAA        7,000    Pittsburgh, GO, Ser. A, 5.20%, 3/01/10, FGIC ...............................    09/05 @ 100    7,508,270
    AAA        1,250    Wilson Sch. Dist., GO, 4.00%, 5/15/10, FSA .................................   No Opt. Call    1,331,850
                                                                                                                     -----------
                                                                                                                      27,122,707
                                                                                                                     -----------
                        RHODE ISLAND--1.9%
    AAA        5,000    Rhode Island & Providence Plantations, GO, Ser. B, 4.20%, 6/01/10, FGIC ....        ETM        5,456,700
    AAA          235    Rhode Island Clean Wtr. Protection Fin. Agcy., PCR, Ser. A, 6.70%,
                        10/01/10, MBIA .............................................................    10/03 @ 101      240,363
                                                                                                                     -----------
                                                                                                                       5,697,063
                                                                                                                     -----------
                        SOUTH CAROLINA--5.1%
    AAA       14,925    Piedmont Mun. Pwr. Agcy., Elec. Rev., 6.30%, 1/01/11, MBIA .................    08/03 @ 102   15,263,947
                                                                                                                     -----------
                        TENNESSEE--0.8%
                        Clarksville Wtr., Swr. & Gas, FSA,
    AAA        1,005      4.45%, 2/01/10 ...........................................................   No Opt. Call    1,097,661
    AAA        1,100      4.65%, 2/01/11 ...........................................................   No Opt. Call    1,212,959
                                                                                                                     -----------
                                                                                                                       2,310,620
                                                                                                                     -----------
                        TEXAS--14.7%
    AAA        1,090    Addison, GO, 3.375%, 2/15/11, FGIC .........................................   No Opt. Call    1,108,072
                        Bexar Met. Wtr. Dist., Wtrwrks. Sys., FSA,
    AAA        1,085      3.70%, 5/01/10 ...........................................................   No Opt. Call    1,134,975
    AAA        1,090      3.80%, 5/01/11 ...........................................................   No Opt. Call    1,137,415
    AAA        2,500    Dallas Ft. Worth Regl. Arpt., Ser. A, 7.375%, 11/01/10, FGIC ...............    05/04 @ 102    2,664,075
    AAA        2,000    Dallas Rapid Transit, 4.30%, 12/01/10, AMBAC ...............................   No Opt. Call    2,178,800
                        Harris Cnty., Toll Road Rev.,
    AAA        2,585      Zero Coupon, 8/15/08, FGIC ...............................................        ETM        2,243,200
    AAA        2,490    Houston Area Wtr. Corp., Northeast Wtr. Purification Proj., 4.50%,
                          3/01/11, FGIC ............................................................   No Opt. Call    2,714,025




                       See Notes to Financial Statements.


              PRINCIPAL
               AMOUNT                                                                                  OPTION CALL
  RATING(1)     (000)                                    DESCRIPTION                                   PROVISIONS(2)       VALUE
------------------------------------------------------------------------------------------------------------------------------------
                        TEXAS (CONTINUED)

    AAA     $ 10,440    Houston Wtr. & Swr. Sys., Ser. C, Zero Coupon, 12/01/10, AMBAC .............   No Opt. Call $  8,065,631
    AAA        5,550    Katy Indpt. Sch. Dist., GO, Ser. A, Zero Coupon, 2/15/11 ...................   No Opt. Call    4,197,132
                        Texas Mun. Pwr. Agcy., MBIA,
    AAA        3,210      5.25%, 9/01/12 ...........................................................    09/03 @ 100    3,229,806
    AAA        4,000      5.50%, 9/01/10 ...........................................................   No Opt. Call    4,654,560
    AAA        2,245    Texas Pub. Fin. Auth., 4.00%, 2/01/11, FGIC ................................   No Opt. Call    2,362,144
    AAA        6,630    Texas Univ. Sys. Fin., 3.50%, 3/15/11, FSA .................................   No Opt. Call    6,779,043
    AAA        1,500    Univ. of Houston, Ser. A, 4.00%, 2/15/10, FSA ..............................   No Opt. Call    1,592,130
                                                                                                                     -----------
                                                                                                                      44,061,008
                                                                                                                     -----------
                        UTAH--2.6%
    AAA        3,470    Intermountain Pwr. Agcy., Sply., Ser. A, 5.25%, 7/01/11, MBIA ..............    07/09 @ 101    3,889,662
    AAA        1,450(3) Salt Lake Cnty. Mun. Bldg. Auth., Ser. A, 6.15%, 10/01/04, MBIA ............        N/A        1,559,257
    AAA        3,175    Salt Lake Cnty. Wtr. Conservancy Dist., Ser. A, Zero Coupon, 10/01/10,
                          AMBAC ....................................................................   No Opt. Call    2,493,645
                                                                                                                     -----------
                                                                                                                       7,942,564
                                                                                                                     -----------
                        WASHINGTON--12.8%
    AAA        7,345    Benton Cnty. Sch. Dist. No. 17, GO, Kennewick Sch., 4.50%, 12/01/10, FSA ...   No Opt. Call    8,098,817
    AAA        1,000    Chelan Cnty. Sch. Dist., GO, 4.50%, 12/01/10, FSA ..........................   No Opt. Call    1,102,630
    AAA        3,000    Clark Cnty. Pub. Util. Dist. No. 1, Elec. Rev., 4.50%, 1/01/11, AMBAC ......   No Opt. Call    3,264,720
    AAA        2,040    Clark Cnty. Sch. Dist. No. 114, Evergreen, GO, 4.125%, 12/01/10, FSA .......   No Opt. Call    2,191,715
    AAA        1,515    Richland Wtr. & Swr., 4.00%, 11/01/10, MBIA ................................   No Opt. Call    1,620,292
    AAA        1,010    Tacoma, GO, 4.625%, 12/01/10, FGIC .........................................   No Opt. Call    1,118,464
                        Washington, GO, MBIA,
    AAA        5,000      Ser. A, 5.50%, 7/01/11 ...................................................    07/09 @ 100    5,677,800
    AAA        1,505      Ser. R, 3.125%, 1/01/11 ..................................................   No Opt. Call    1,501,614
                        Washington Pub. Pwr. Sply. Sys., MBIA,
    AAA        9,160      Nuclear Proj. No. 2, Ser. A, Zero Coupon, 7/01/10 ........................        ETM        7,366,381
    AAA        3,745      Nuclear Proj. No. 2, Ser. A, Zero Coupon, 7/01/10 ........................   No Opt. Call    2,917,205
    AAA        1,300      Ser. B, Zero Coupon, 7/01/10 .............................................   No Opt. Call    1,012,648
    AAA        2,280    Whatcom Cnty. Sch. Dist. No. 503, GO, 4.50%, 12/01/10, FSA .................   No Opt. Call    2,513,996
                                                                                                                     -----------
                                                                                                                      38,386,282
                                                                                                                     -----------
                        WEST VIRGINIA--3.4%
                        West Virginia Econ. Dev. Auth., Correctional Juvenile & Pub., Ser. A, MBIA,
    AAA        3,705      4.50%, 6/01/10 ...........................................................   No Opt. Call    4,061,829
    AAA        4,420      4.50%, 6/01/11 ...........................................................   No Opt. Call    4,829,336
    AAA        1,170    West Virginia Sch. Bldg. Auth., 4.00%, 7/01/11, AMBAC ......................   No Opt. Call    1,238,339
                                                                                                                     -----------
                                                                                                                      10,129,504
                                                                                                                     -----------
                        WISCONSIN--5.5%
    AAA        1,045    Appleton Wtrwks., 4.375%, 1/01/11, FGIC ....................................   No Opt. Call    1,130,732
                        Wisconsin Clean Wtr., Ser. 2, MBIA,
    AAA        4,640      4.00%, 6/01/10 ...........................................................   No Opt. Call    4,942,667
    AAA        9,850      4.00%, 6/01/11 ...........................................................   No Opt. Call   10,419,724
                                                                                                                     -----------
                                                                                                                      16,493,123
                                                                                                                     -----------
                        WYOMING--2.0%
                        Albany Cnty. Impvts. Statutory Trust, COP, MBIA,
    AAA        1,325      4.00%, 1/15/10 ...........................................................   No Opt. Call    1,403,029
    AAA        1,450      4.00%, 7/15/10 ...........................................................   No Opt. Call    1,541,394
    AAA        1,480      4.00%, 1/15/11 ...........................................................   No Opt. Call    1,556,842
    AAA        1,510      4.00%, 7/15/11 ...........................................................   No Opt. Call    1,593,080
                                                                                                                     -----------
                                                                                                                       6,094,345
                                                                                                                     -----------
                        TOTAL LONG-TERM INVESTMENTS (COST $429,420,229) ............................                 468,789,783
                                                                                                                     -----------




                       See Notes to Financial Statements.


              PRINCIPAL
               AMOUNT                                                                                  OPTION CALL
  RATING(1)     (000)                                    DESCRIPTION                                   PROVISIONS(2)       VALUE
------------------------------------------------------------------------------------------------------------------------------------
                        SHORT-TERM INVESTMENT--0.6%
                        FLORIDA
    F-1+     $ 1,700    Orange Cnty. Sch. Brd., COP, Ser. B-1, 0.90%, 7/01/03, AMBAC, FRDD
                          (cost $1,700,000)(4) .....................................................       N/A      $  1,700,000
                                                                                                                    ------------
                        TOTAL INVESTMENTS--156.7% (COST $431,120,229) ..............................                 470,489,783
                        Other assets in excess of liabilities--0.1% ................................                     267,959
                        Preferred shares at redemption value, including dividends payable--(56.8%) .                (170,458,349)
                                                                                                                    ------------
                        NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS--100%                                          $300,299,393
                                                                                                                    ============


-------------------------------
(1) Using the higher of S&P's, Moody's or Fitch's rating.
(2) Date (month/year) and price of the earliest call or redemption. There may be other call provisions at varying prices at later dates.
(3) This bond is prerefunded. U.S. government securities, held in escrow, are used to pay interest on this security, as well as retire the bond in full at the date indicated, typically at a premium to par.
(4) For purposes of amortized cost valuation, the maturity date of this instrument is considered to be the earlier of the next date on which the security can be redeemed at par, or the next date on which the rate of interest is adjusted.

Securities that are covered by insurance, which ensures the timely payment of principal and interest, represent approximately 93.1% of the Trust's total investments.

                              KEY TO ABBREVIATIONS

   AMBAC -- American Municipal Bond Assurance  Corporation
   CONNIE LEE -- College Construction Loan Insurance Association COP -- Certificate of Participation
   ETM --  Escrowed  to  Maturity
   FGIC -- Financial  Guaranty  Insurance  Company
   FRDD -- Floating Rate Daily Demand
   FSA -- Financial Security Assurance
   GO -- General  Obligation
   MBIA --  Municipal  Bond Insurance  Association
   PCR -- Pollution Control Revenue

                       See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS (UNAUDITED)
JUNE 30, 2003
BLACKROCK MUNICIPAL 2018 TERM TRUST


              PRINCIPAL
               AMOUNT                                                                                  OPTION CALL
  RATING(1)     (000)                                    DESCRIPTION                                   PROVISIONS(2)       VALUE
------------------------------------------------------------------------------------------------------------------------------------
                        LONG-TERM INVESTMENTS--153.8%
                        ALABAMA--5.1%
                        Courtland Ind. Dev. Brd., PCR, Champion Intl. Corp. Proj.,
    Baa2     $ 5,000      6.15%, 6/01/19 ...........................................................    06/05 @ 102 $  5,133,900
    BBB        1,000      Proj. A, 5.90%, 2/01/17 ..................................................    02/04 @ 102    1,018,080
    A2         5,845    Huntsville Hlth. Care Auth., Ser. A, 5.625%, 6/01/22 .......................    06/12 @ 101    6,071,143
                                                                                                                     -----------
                                                                                                                      12,223,123
                                                                                                                     -----------
                        ARIZONA--1.8%
    AA         5,525    Glendale Cnty., 2.00%, 7/01/18 .............................................    07/13 @ 100    4,297,069
                                                                                                                     -----------
                        CALIFORNIA--1.40%
    B-         4,230    Los Angeles Regl. Arpt. Impvt., Corp. Lease Rev., Amer. Airlines Inc.,
                          Ser. C, 7.50%, 12/01/24 ..................................................   12/12 @ 102     3,459,632
                                                                                                                     -----------
                        CONNECTICUT--3.0%
    Baa3       37,50(3) Mashantucket Western Pequot Tribe, Spec. Rev., Ser. B, 5.75%, 9/01/18 ......    09/07 @ 102    3,942,450
    BBB-       3,150    Mohegan Tribe Indians, Pub. Impvt. Priority Dist., 6.00%, 1/01/16 ..........    01/11 @ 101    3,351,222
                                                                                                                     -----------
                                                                                                                       7,293,672
                                                                                                                     -----------
                        DELAWARE--6.3%
    NR        140,00(3) Charter Mac Equity Issuer Trust, Ser. A-3, 6.80%, 10/01/52 .................    10/14 @ 100   15,149,260
                                                                                                                     -----------
                        FLORIDA--6.0%
    Baa1       1,585    Capital Trust Agy. Mult. Fam., American Opp., Ser. A, 5.75%, 12/01/23 ......    06/11 @ 102    1,559,085
    AAA        5,000    Escambia Cnty. Hlth. Facs. Auth., Hlth. Care Fac. Rev., 5.95%, 7/01/20,
                          AMBAC ....................................................................   No Opt. Call    5,588,350
    NR         1,030    Sumter Landing Cmnty. Dev. Dist., 6.25%, 5/01/13 ...........................   No Opt. Call    1,039,373
    NR         6,160    Village Cmnty. Dev., Assmt. Rev., Ser. B, 5.40%, 5/01/07 ...................   No Opt. Call    6,236,076
                                                                                                                     -----------
                                                                                                                      14,422,884
                                                                                                                     -----------
                        GEORGIA--2.4%
                        Gainesville & Hall Cnty. Hosp. Auth., Northeast Georgia Hlth. Sys. Inc. Proj.,
     A         2,700      5.25%, 5/15/18 ...........................................................    05/11 @ 100    2,773,710
     A         2,800      5.50%, 5/15/21 ...........................................................    05/11 @ 100    2,897,692
                                                                                                                     -----------
                                                                                                                       5,671,402
                                                                                                                     -----------
                        ILLINOIS--21.10%
    AAA        5,000    Chicago O' Hare Intl. Arpt., Ser. A, 5.75%, 1/01/18, MBIA ..................    01/12 @ 100    5,520,100
                        Illinois Dev. Fin. Auth.,
     A        12,500      Adventist Hlth. Sys. Sunbelt Obl., 5.50%, 11/15/20 .......................    11/09 @ 101   12,847,875
    A2        10,000      PCR, Ser. C, 5.95%, 8/15/26 ..............................................    12/06 @ 101   10,314,400
    BBB        5,980    Illinois Edl. Facs. Auth., Student Hsg., Edl. Adv. Fund, Univ. Ctr. Proj.,
                          6.00%, 5/01/22 ...........................................................    05/12 @ 101    6,036,870
    A2         5,000    Illinois Hlth. Facs. Auth., Elmhurst Mem. Hlth. Care, 5.50%, 1/01/22 .......    01/13 @ 100    5,117,600
                        Illinois Sports Facs. Auth., Dedicated St. Tax Supported Rev., AMBAC,
    AAA        1,885      Zero Coupon, 6/15/19 .....................................................    06/15 @ 101    1,448,227
    AAA        1,985      Zero Coupon, 6/15/20 .....................................................    06/15 @ 101    1,517,969
    AAA        2,090      Zero Coupon, 6/15/21 .....................................................    06/15 @ 101    1,585,181
                        Kane & Du Page Cntys. Sch. Dist., GO, Ser. B, FSA,
    AAA        4,625      Zero Coupon, 1/01/18 .....................................................  01/12 @ 72.424   2,379,840
    AAA        4,100      Zero Coupon, 1/01/19 .....................................................  01/12 @ 67.935   1,984,892
    AAA        2,950      Zero Coupon, 1/01/21 .....................................................  01/12 @ 60.037   1,258,942
    AAA        1,700      Zero Coupon, 1/01/22 .....................................................  01/12 @ 56.453     681,105
                                                                                                                     -----------
                                                                                                                      50,693,001
                                                                                                                     -----------
                        INDIANA--7.90%
    AA        13,970    Indiana Hlth. Fac. Fin. Auth., Sisters of St. Francis, 5.75%, 11/01/21 .....    11/11 @ 101   14,955,165
    Baa2       4,000    Petersburg, PCR, Pwr. & Lt. Conv., 5.75%, 8/01/21 ..........................    08/11 @ 102    3,954,320
                                                                                                                     -----------
                                                                                                                      18,909,485
                                                                                                                     -----------
                        LOUISIANA--1.70%
    NR         4,000    Louisiana Pub. Facs. Auth., Dept. of Pub. Safety, 5.875%, 6/15/14 ............. 06/10 @ 100    4,128,480
                                                                                                                     -----------



                       See Notes to Financial Statements.


              PRINCIPAL
               AMOUNT                                                                                  OPTION CALL
  RATING(1)     (000)                                    DESCRIPTION                                   PROVISIONS(2)       VALUE
------------------------------------------------------------------------------------------------------------------------------------
                        MICHIGAN--11.50%
    BBB      $ 5,000    Dickinson Cnty. Econ. Dev. Corp., PCR, Champion Intl. Corp. Proj.,
                          5.85%, 10/01/18 ..........................................................   10/03 @ 102  $  5,067,550
                        Michigan Hosp. Fin. Auth.,
    A1         5,450      Henry Ford Hlth. Sys., Ser. A, 6.00%, 11/15/19 ...........................    11/09 @ 101    5,843,871
     A         5,295      Hospital Oakwood Oblig. Grp., Ser. A, 6.00%, 4/01/22 .....................    04/13 @ 100    5,643,676
    BB         9,000    Midland Cnty. Econ. Dev., Ser. A, 6.875%, 7/23/09 ..........................    07/07 @ 101    9,197,910
                        Pontiac Tax Increment Fin. Auth., ACA
     A           700      Dev. Area 2, 5.625%, 6/01/22 .............................................    06/12 @ 101      748,209
     A         1,000      Dev. Area 3, 5.375%, 6/01/17 .............................................    06/12 @ 101    1,066,400
                                                                                                                     -----------
                                                                                                                      27,567,616
                                                                                                                     -----------
                        MISSISSIPPI--4.8%
    BBB        9,800    Lowndes Cnty. Sld. Wst. Disp., PCR, Weyerhaeuser Co. Proj., Ser. A,
                          6.80%, 4/01/22 ...........................................................   No Opt. Call   11,546,458
                                                                                                                     -----------
                        NEVADA--2.6%
    NR         1,100    Las Vegas Spec. Imp. Dist. No. 809, Summerlin Area, 5.35%, 6/01/17 .........    12/03 @ 103    1,068,100
    BBB+       5,000    Nevada Dept. of Bus. & Ind., Republic Svc. Inc. Proj., 5.625%, 12/01/26 ....   No Opt. Call    5,216,400
                                                                                                                     -----------
                                                                                                                       6,284,500
                                                                                                                     -----------
                        NEW HAMPSHIRE--4.1%
    AAA        7,000    New Hampshire Bus. Fin. Auth., PCR, Pub. Svc. Co. Proj., Ser. C, 5.45%,
                          5/01/21, MBIA ............................................................    05/12 @ 101    7,755,790
    A+         2,025    New Hampshire Hlth. & Ed. Facs. Auth., Exeter Hosp. Proj., 6.00%, 10/01/24 .    10/11 @ 101    2,155,957
                                                                                                                     -----------
                                                                                                                       9,911,747
                                                                                                                     -----------
                        NEW JERSEY--12.7%
                        New Jersey Econ. Dev. Auth.,
     B         5,250      Continental Airlines Inc. Proj., 7.00%, 11/15/30 .........................    11/10 @ 101    4,187,085
     B         6,750      Continental Airlines Inc. Proj., 7.20%, 11/15/30 .........................    11/10 @ 101    5,383,125
    Baa3       8,410      Kapkowski Road Landfill Proj., 5.50%, 4/01/16 ............................   No Opt. Call    8,660,870
    A-        15,000    Tobacco Settlement Fin. Corp., 6.00%, 6/01/37 ..............................    06/12 @ 100   12,273,750
                                                                                                                     -----------
                                                                                                                      30,504,830
                                                                                                                     -----------
                        NORTH CAROLINA--1.8%
    A3         4,000    Wake Cnty. Ind. Facs., PCR, Carolina Pwr. & Lt. Co. Proj., 5.375%, 2/01/17 .    02/12 @ 101    4,249,240
                                                                                                                     -----------
                        OHIO--2.2%
    Baa1       5,000    Ohio, PCR, Gen. Motors Corp. Proj., 5.625%, 3/01/15 ........................   No Opt. Call    5,380,050
                                                                                                                     -----------
                        PENNSYLVANIA--7.1%
                        Philadelphia Auth. for Ind. Dev., Ser. B, FSA,
    AAA        5,000      5.50%, 10/01/18 ..........................................................    10/11 @ 101    5,691,700
    AAA        5,000      5.50%, 10/01/19 ..........................................................    10/11 @ 101    5,657,250
                        West Cornwall Twnshp., Mun. Auth. Coll., Elizabethtown Coll. Proj.,
    BBB+       2,500      5.90%, 12/15/18 ..........................................................    12/11 @ 100    2,744,250
    BBB+       2,650      6.00%, 12/15/22 ..........................................................    12/11 @ 100    2,876,893
                                                                                                                     -----------
                                                                                                                      16,970,093
                                                                                                                     -----------
                        SOUTH CAROLINA--1.4%
    NR         3,500    Lancaster Cnty., Assmnt. Rev., Edgewater Imp. Dist., Ser. B, 6.125%,
                          11/01/14 .................................................................   No Opt. Call    3,444,595
                                                                                                                     -----------
                        SOUTH DAKOTA--5.5%
    A-        15,000    Edl. Enhancement Fdg. Corp., Tobacco Settlement Rev., Ser. B, 6.50%,
                          6/01/32 ..................................................................    06/12 @ 101   13,265,850
                                                                                                                     -----------
                        TENNESSEE--2.2%
    AAA       12,000    Knox Cnty. Hlth. Edl. & Hsg. Facs. Brd., Hosp. Facs. Rev., Ser. A,
                        Zero Coupon, 1/01/19, FSA ..................................................   01/13 @ 71.667  5,381,040
                                                                                                                     -----------
                        TEXAS--24.4%
    BBB        2,000    Alliance Arpt. Auth. Inc. Spec. Facs., Fed. Express Corp. Proj.,
                          6.375%, 4/01/21 ..........................................................   04/06 @ 102     2,131,040
                        Birdville Indpt. Sch. Dist., GO, ...........................................
    AAA        1,615      Zero Coupon, 2/15/18 .....................................................   No Opt. Call      821,647
    AAA        1,815      Zero Coupon, 2/15/19 .....................................................   No Opt. Call      868,351
    AAA        2,625      Zero Coupon, 2/15/20 .....................................................   No Opt. Call    1,180,594
    AAA        2,500      Zero Coupon, 2/15/21 .....................................................   No Opt. Call    1,055,100
    BBB       13,625    Brazos River Auth., PCR, TXU Elec. Co. Proj., Ser. C, Zero Coupon, 5/01/36 .   No Opt. Call   13,878,697
    NR         4,305    Dallas Cnty. Flood Control, 6.75%, 4/01/16 .................................    04/13 @ 100    4,414,864
                        Dallas Ft. Worth Intl. Arpt. Fac. Impvt., Ser. A, FGIC,
    AAA        5,000      5.875%, 11/01/17 .........................................................    11/11 @ 100    5,633,000
    AAA        5,000      5.875%, 11/01/18 .........................................................    11/11 @ 100    5,591,750
                        Texas Affordable Hsg. Corp., Mult. Fam. Hsg. Rev.,
                        Arborstone/Baybrook Oaks, Ser. A,
    A3        12,695      5.55%, 11/01/18 ..........................................................    11/11 @ 102   13,127,645
    A3         9,800      5.75%, 11/01/22 ..........................................................    11/11 @ 102   10,146,430
                                                                                                                     -----------
                                                                                                                      58,849,118
                                                                                                                     -----------



                       See Notes to Financial Statements.


              PRINCIPAL
               AMOUNT                                                                                  OPTION CALL
  RATING(1)     (000)                                    DESCRIPTION                                   PROVISIONS(2)       VALUE
------------------------------------------------------------------------------------------------------------------------------------
                        WASHINGTON--4.9%
                        Energy Northwest Wind Proj.,
    A-       $ 5,000      Ser. A, 6.00%, 7/01/23 ...................................................    01/07 @ 103 $  5,308,000
    A-         6,175      Ser. B, 5.875%, 7/01/20 ..................................................    01/07 @ 103    6,547,291
                                                                                                                     -----------
                                                                                                                      11,855,291
                                                                                                                     -----------
                        WISCONSIN--11.9%
    A-        14,500    Badger Tobacco Asset Sec. Corp., 6.375%, 6/01/32 ...........................    06/12 @ 100   12,764,640
                        Wisconsin Hlth. & Edl. Facs. Auth.,
    A+         5,000      Froedert & Cmnty. Hlth. Oblig., 5.375%, 10/01/21 .........................    10/11 @ 101    5,109,650
     A        10,000      Wheaton Franciscan Svcs., 6.25%, 8/15/22 .................................    02/12 @ 101   10,847,500
                                                                                                                     -----------
                                                                                                                      28,721,790
                                                                                                                     -----------
                        TOTAL LONG-TERM INVESTMENTS (COST $360,414,126) ............................                 370,180,226
                                                                                                                     -----------

          ----------
            SHARES
             (000)
          ----------
                        MONEY MARKET FUND--0.8%
    NR         2,000    AIM Tax Free Investment Co. Cash Reserve Portfolio (cost $2,000,000) .......        N/A        2,000,000
                                                                                                                     -----------
                        TOTAL INVESTMENTS--154.6% (COST $362,414,126) ..............................                 372,180,226
                        Other assets in excess of liabilities--2.6% ................................                   6,220,381
                        Preferred shares at redemption value, including dividends payable--(57.2)% .                (137,615,561)
                                                                                                                    ------------
                        NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS--100.0% .......................                $240,785,046
                                                                                                                    ============

-------------------------------
(1) Using the higher of S&P's, Moody's or Fitch's rating.
(2) Date (month/year) and price of the earliest call or redemption. There may be other call provisions at varying prices at later dates.
(3) Security is not registered under the Securities Act of 1933. These securities may be resold in transactions in accordance with Rule 144A under that Act, to qualified institutional buyers. As of June 30, 2003, the Trust held 7.9% of its net assets, with a current market value of $19,091,710, in securities restricted as to resale.

                              KEY TO ABBREVIATIONS

   ACA -- American Capital Access
   AMBAC -- American Municipal Bond Assurance Corporation
   FGIC -- Financial Guaranty Insurance Company
   FSA -- Financial Security Assurance
   GO -- General Obligation
   MBIA -- Municipal Bond Insurance Association
   PCR -- Pollution Control Revenue





                       See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS (UNAUDITED)
JUNE 30, 2003
BLACKROCK MUNICIPAL TARGET TERM TRUST


              PRINCIPAL
               AMOUNT                                                                                  OPTION CALL         VALUE
  RATING(1)     (000)                                    DESCRIPTION                                   PROVISIONS(2)      (NOTE 1)
------------------------------------------------------------------------------------------------------------------------------------
                        LONG-TERM INVESTMENTS--154.0%
                        ALABAMA--3.3%
    AAA     $  9,450    Alabama Fed. Hwy. Fin. Auth., Grant Antic., Ser. A, 4.125%, 3/01/07, MBIA ..   No Opt. Call $ 10,158,750
    AAA        5,000    Jefferson Cnty., Capital Imprvt., GO, Ser. A, 5.00%, 4/01/07, MBIA .........   No Opt. Call    5,540,300
    AAA        1,000    Mobile, GO, 4.00%, 2/15/07, AMBAC ..........................................   No Opt. Call    1,069,790
                                                                                                                     -----------
                                                                                                                      16,768,840
                                                                                                                     -----------
                        ALASKA--4.1%
                        Anchorage, GO,
    AAA        1,750      Ser. A, 4.125%, 6/01/06, FGIC ............................................   No Opt. Call    1,874,145
    AAA        2,245      Ser. A, 4.25%, 6/01/07, FGIC .............................................   No Opt. Call    2,434,972
    AAA        1,335      Ser. B, 3.20%, 7/01/07, MBIA .............................................   No Opt. Call    1,394,114
    AAA        5,000      Ser. B, 3.25%, 7/01/07, MBIA .............................................   No Opt. Call    5,230,950
    AAA        1,000      Ser. B, 4.25%, 7/01/07, FGIC .............................................   No Opt. Call    1,084,360
    AAA        9,000    No. Slope Boro., Ser. B, Zero Coupon, 6/30/04, FSA .........................   No Opt. Call    8,900,010
                                                                                                                     -----------
                                                                                                                      20,918,551
                                                                                                                     -----------
                        ARIZONA--2.4%
    AAA        5,000    Arizona Trans. Brd., Grant Antic., 4.125%, 1/01/07, MBIA ...................   No Opt. Call    5,365,650
    AAA        6,255    Maricopa Cnty. Pub. Fin. Corp., Lease Rev., 4.25%, 7/01/07, AMBAC ..........   No Opt. Call    6,792,742
                                                                                                                     -----------
                                                                                                                      12,158,392
                                                                                                                     -----------
                        ARKANSAS--1.0%
    AAA        5,000    Univ. of Arkansas, Athl. Fac. Rev., Razorback Stadium Proj.,
                          Zero Coupon, 12/01/21, FSA ...............................................    12/06 @ 100    5,301,800
                                                                                                                     -----------
                        CALIFORNIA--7.5%
    AAA        6,000    California, GO, 6.30%, 9/01/06, AMBAC ......................................   No Opt. Call    6,837,780
    AAA       30,000    California Dept. of Wtr. Res., Pwr. Sply. Rev., Ser. A, 3.50%, 5/01/07,
                          MBIA .....................................................................   No Opt. Call   31,604,400
                                                                                                                     -----------
                                                                                                                      38,442,180
                                                                                                                     -----------
                        COLORADO--8.5%
    AAA       17,150    Denver City & Cnty., GO, Ser. B, 5.625%, 8/01/07, MBIA .....................   No Opt. Call   19,565,578
    AAA        1,015    El Paso Cnty., COP, Detention Fac. Proj., Ser. B, 2.50%, 12/01/06, AMBAC ...   No Opt. Call    1,042,811
    AAA        9,700    Met. Football Stad. Dist., Sales Tax Rev., Ser. A, Zero Coupon, 1/01/07,
                          MBIA .....................................................................   No Opt. Call    8,914,882
                        Regl. Transp. Dist., COP, Transp. Vehicle Proj., Ser. A, MBIA,
    AAA        6,215      5.00%, 6/01/06 ...........................................................   No Opt. Call    6,811,764
    AAA        5,470      5.00%, 6/01/07 ...........................................................   No Opt. Call    6,095,221
    AAA        1,100    Thornton, COP, 2.50%, 12/01/06, AMBAC ......................................   No Opt. Call    1,130,514
                                                                                                                     -----------
                                                                                                                      43,560,770
                                                                                                                     -----------
                        DELAWARE--0.2%
    AAA        1,050    Delaware River & Bay Auth., 2.50%, 1/01/07, MBIA ...........................   No Opt. Call    1,067,273
                                                                                                                     -----------
                        DISTRICT OF COLUMBIA--1.7%
    AAA        8,250(3) Dist. of Columbia, GO, Ser. B, 5.90%, 6/01/04, MBIA ........................        N/A        8,790,952
                                                                                                                     -----------
                        FLORIDA--3.4%
                        Delray Beach, FSA,
    AAA        1,255      Decade of Excellence Prog., GO, 3.50%, 2/01/07 ...........................   No Opt. Call    1,323,674
    AAA        1,740      Utils. Tax, 3.50%, 6/01/07 ...............................................   No Opt. Call    1,847,149
    AAA        1,645    Florida Mun. Loan Council, Ser. A, 4.00%, 5/01/07, MBIA ....................   No Opt. Call    1,771,287
    AAA        6,185    Jacksonville Hosp., Univ. Med. Ctr. Inc. Proj., 6.50%, 2/01/07, CONNIE LEE .    07/03 @ 101    6,269,301
    AAA        1,765    Orange Cnty. Tourist Dev., Tax Rev., Ser. A, 6.375%, 10/01/06, AMBAC .......        ETM        1,802,012
    AAA        2,000    Sarasota Wtr. & Swr. Sys., 4.25%, 10/01/06, MBIA ...........................   No Opt. Call    2,166,220
    AAA        1,865    Tampa Wtr. & Swr., 5.50%, 10/01/06, FSA ....................................   No Opt. Call    2,093,388
                                                                                                                     -----------
                                                                                                                      17,273,031
                                                                                                                     -----------
                        GEORGIA--1.4%
    AAA        1,990    Burke Cnty. Dev. Auth., PCR, Oglethorpe Pwr. Corp., Ser. B, 6.45%,
                          1/01/05, MBIA ............................................................    01/04 @ 101    2,040,148
    AAA        4,805    Columbus Wtr. & Swr., 4.00%, 5/01/07, FSA ..................................   No Opt. Call    5,166,528
                                                                                                                     -----------
                                                                                                                       7,206,676
                                                                                                                     -----------



                       See Notes to Financial Statements.


              PRINCIPAL
               AMOUNT                                                                                  OPTION CALL
  RATING(1)     (000)                                    DESCRIPTION                                   PROVISIONS(2)        VALUE
------------------------------------------------------------------------------------------------------------------------------------
                        HAWAII--4.7%
                        Hawaii, GO,
    AAA      $ 5,675       Ser. CP, 5.50%, 10/01/06, FGIC ..........................................   No Opt. Call $  6,345,104
    AAA        9,000       Ser. CS, 5.25%, 4/01/06, MBIA ...........................................   No Opt. Call    9,855,450
    AAA        1,265       Ser. CW, 3.60%, 8/01/06, FGIC ...........................................   No Opt. Call    1,335,207
                        Honolulu City & Cnty., GO, Ser. A,
    AAA        2,275       4.00%, 9/01/06, FSA .....................................................   No Opt. Call    2,432,430
    AAA        3,500       5.80%, 1/01/07, FGIC ....................................................   No Opt. Call    3,942,960
                                                                                                                     -----------
                                                                                                                      23,911,151
                                                                                                                     -----------
                        ILLINOIS--19.0%
                        Champaign Cnty. Cmnty. Unit Sch. Dist., No. 116, Ser. C, FGIC,
    AAA        1,065       Zero Coupon, 1/01/07 ....................................................   No Opt. Call      977,116
    AAA        2,760       Zero Coupon, 1/01/08 ....................................................   No Opt. Call    2,433,382
    AAA       12,000    Chicago, GO, Ser. A, 4.25%, 1/01/07, MBIA ..................................   No Opt. Call   12,894,240
    AAA        2,665    Chicago Park Dist., Parking Rev., GO, Ser. A, 3.00%, 1/01/07, FGIC .........   No Opt. Call    2,751,772
    AAA        1,565    Chicago Wstwtr. Trans., Ser. A, 3.50%, 1/01/07, AMBAC ......................   No Opt. Call    1,642,233
    AAA        7,220    Cook Cnty. Cmnty. Sch. Dist., Zero Coupon, 12/01/07, FGIC ..................   No Opt. Call    6,458,723
                        Du Page Cnty., Trans. Rev., FSA,
    AAA        4,815       4.50%, 1/01/07 ..........................................................   No Opt. Call    5,214,260
    AAA        5,390       4.50%, 1/01/09 ..........................................................   No Opt. Call    5,910,242
                        Illinois, GO, Ser. I,
    AAA       15,080       3.25%, 11/01/06, FGIC ...................................................   No Opt. Call   15,842,897
    AAA        4,000       4.00%, 4/01/07, FSA .....................................................   No Opt. Call    4,285,640
    AAA       12,625       4.25%, 4/01/07, MBIA ....................................................   No Opt. Call   13,639,798
    AAA       10,915    Illinois Hlth. Facs. Auth., Sisters Svcs. Inc., Ser. C, 6.625%,
                          6/01/06, MBIA ............................................................    07/03 @ 101   11,056,786
                        Illinois Sales Tax, Ser. O,
    AAA        5,900       Zero Coupon, 6/15/07 ....................................................   No Opt. Call    5,348,468
    AAA        5,635       Zero Coupon, 6/15/08 ....................................................   No Opt. Call    4,900,985
    AAA        1,000    Kane Cnty., GO, 3.75%, 1/01/07, FGIC .......................................   No Opt. Call    1,057,740
    AAA        2,000    Will Cnty. Cmnty. Sch. Dist., 7.05%, 12/01/08, AMBAC .......................   No Opt. Call    2,463,300
                                                                                                                     -----------
                                                                                                                      96,877,582
                                                                                                                     -----------
                        INDIANA--2.7%
    AAA        5,000    Indiana Bond Bank, Sch. Fund, 4.00%, 2/01/07, AMBAC ........................   No Opt. Call    5,341,750
    AAA        9,000    Indiana Univ., Student Fee Rev., Zero Coupon, 8/01/06, AMBAC ...............   No Opt. Call    8,424,180
                                                                                                                     -----------
                                                                                                                      13,765,930
                                                                                                                     -----------
                        IOWA--0.8%
    AAA        3,940    West Des Moines Cmnty. Sch. Dist., 4.00%, 6/01/07, AMBAC ...................   No Opt. Call    4,239,598
                                                                                                                     -----------
                        KENTUCKY--3.8%
    AAA       12,610    Kentucky Econ. Dev. Fin. Sys., Norton Hlth. Care Inc., Ser. B, Zero Coupon,
                           10/01/07, MBIA ..........................................................   No Opt. Call   11,332,229
                        Kentucky Ppty. & Bldgs. Auth., Proj. No. 69, FSA,
    AAA        2,035       Ser. B, 4.00%, 8/01/06 ..................................................   No Opt. Call    2,177,918
    AAA        5,560       Ser. C, 4.00%, 8/01/06 ..................................................   No Opt. Call    5,950,479
                                                                                                                     -----------
                                                                                                                      19,460,626
                                                                                                                     -----------
                        LOUISIANA--4.2%
    AAA        3,555    Louisiana Off. Facs. Corp. Lease, Cap. Complex Prg., 4.00%, 5/01/07, AMBAC .   No Opt. Call    3,815,653
    AAA        4,565    Louisiana Pub. Facs. Auth., Ochsner Clinic Fndtn. Proj., Ser. A, 3.00%,
                           5/15/07, MBIA ...........................................................   No Opt. Call    4,716,740
    AAA        7,680(3) MuniMae Trust, Ser. 7, Cl. A, 4.40%, 12/17/06 ..............................        N/A        7,963,853
    AAA        5,250    New Orleans, GO, Zero Coupon, 9/01/06, AMBAC ...............................   No Opt. Call    4,911,427
                                                                                                                     -----------
                                                                                                                      21,407,673
                                                                                                                     -----------
                        MASSACHUSETTS--3.6%
    AAA       11,760    Massachusetts, GO, Ser. A, 5.25%, 1/01/09, FSA .............................   No Opt. Call   13,337,721
    AAA        4,585(3) MuniMae Trust, Ser. 8, Cl. A, 4.40%, 12/17/06 ..............................        N/A        4,754,462
                                                                                                                     -----------
                                                                                                                      18,092,183
                                                                                                                     -----------
                        MICHIGAN--3.7%
    AAA        1,270    Detroit, GO, 3.00%, 4/01/07, MBIA ..........................................   No Opt. Call    1,318,374
    AAA        2,100    Grand Rapids Wtr. Sply., 4.00%, 1/01/07, FGIC ..............................   No Opt. Call    2,245,467
                        Michigan Mun. Bd. Auth.,
    AAA        5,000       Zero Coupon, 5/15/06, MBIA ..............................................   No Opt. Call    4,717,400
    AAA        1,165(3)    Ser. G, 6.35%, 11/01/04, AMBAC ..........................................        N/A        1,272,448
    AAA          675       Ser. G, 6.35%, 11/01/06, AMBAC ..........................................    11/04 @ 102      731,470
                        Michigan Pub. Pwr. Agcy., Belle River Proj., Ser. A, MBIA,
    AAA        1,000       2.70%, 1/01/07 ..........................................................   No Opt. Call    1,025,560
    AAA        2,000       5.00%, 1/01/07 ..........................................................   No Opt. Call    2,205,800
    AAA        4,850    Michigan Trunk Line, Ser. A, 4.00%, 11/01/06, FSA ..........................   No Opt. Call    5,235,527
                                                                                                                     -----------
                                                                                                                      18,752,046
                                                                                                                     -----------


                       See Notes to Financial Statements.

              PRINCIPAL
               AMOUNT                                                                                  OPTION CALL
  RATING(1)     (000)                                    DESCRIPTION                                   PROVISIONS(2)        VALUE
------------------------------------------------------------------------------------------------------------------------------------
                        MINNESOTA--2.1%
    AAA      $ 5,075    Met. Council Minneapolis-St. Paul, GO, 5.25%, 12/01/06 .....................   No Opt. Call  $ 5,685,675
                        Minneapolis Spec. Sch. Dist. No. 1, COP, FSA,
    AAA        1,150       Ser. A, 3.00%, 2/01/07 ..................................................   No Opt. Call    1,191,527
    AAA          840       Ser. B, 3.25%, 2/01/07 ..................................................   No Opt. Call      877,556
    AAA        2,710    Minnesota Hsg. Fin. Auth., Ser. D, 5.35%, 8/01/06, MBIA ....................    02/05 @ 102    2,864,280
                                                                                                                     -----------
                                                                                                                      10,619,038
                                                                                                                     -----------
                        MISSISSIPPI--0.4%
    AAA        1,935    Vicksburg, GO, 4.00%, 4/01/07, MBIA ........................................   No Opt. Call    2,079,699
                                                                                                                     -----------
                        NEBRASKA--0.8%
    AAA        3,850    Douglas Cnty. Sch. Dist. No. 17 Millard, GO, 3.20%, 11/15/06, FSA ..........   No Opt. Call    4,058,863
                                                                                                                     -----------
                        NEVADA--1.4%
    AAA        2,975    Clark Cnty., Library Dist., GO, 4.00%, 2/01/07, FGIC .......................   No Opt. Call    3,187,950
    AAA        2,005    Las Vegas, GO, Pub. Safety Bonds, 4.00%, 4/01/07, FSA ......................   No Opt. Call    2,154,934
                        Nevada Dept. of Bus. & Ind., Las Vegas Monorail Proj., AMBAC,
    AAA          800       Zero Coupon, 1/01/07 ....................................................   No Opt. Call      734,488
    AAA        1,295       Zero Coupon, 1/01/08 ....................................................   No Opt. Call    1,143,783
                                                                                                                     -----------
                                                                                                                       7,221,155
                                                                                                                     -----------
                        NEW HAMPSHIRE--0.5%
    AAA        2,310    New Hampshire Higher Edl. & Hlth. Facs. Auth., Elliot Hosp. of
                           Manchester, 6.70%, 10/01/06, AMBAC ......................................    07/03 @ 101    2,336,288
                                                                                                                     -----------
                        NEW JERSEY--3.7%
    AAA          265    Elizabeth, GO, 6.60%, 8/01/06, MBIA ........................................    07/03 @ 101      266,028
    AAA        1,000    Monmouth Cnty. Impvt. Auth., Gov't. Loan, 2.34%, 12/01/06, FSA .............   No Opt. Call    1,021,450
    AAA        8,565    New Jersey Hwy. Auth., Garden St. Pkwy., 5.00%, 1/01/07, FGIC ..............        ETM        9,458,587
    AAA        5,000    New Jersey Transp. Trust Fund Auth., Transp. Sys., Ser. A,
                           5.125%, 6/15/07, AMBAC ..................................................    06/05 @ 102    5,419,750
    AAA        1,065    No. Jersey Dist. Wtr. Sply., Wanaque So. Proj., 6.50%, 7/01/06, MBIA .......        ETM        1,165,568
    AAA        1,250    Warren Cnty. Fin. Auth., PCR, 6.55%, 12/01/06, MBIA ........................    12/03 @ 101    1,289,025
                                                                                                                     -----------
                                                                                                                      18,620,408
                                                                                                                     -----------
                        NEW MEXICO--1.3%
    AAA        3,535    Gallup, PCR, Plains Elec. Generation, 6.50%, 8/15/07, MBIA .................    07/03 @ 102    3,589,121
    AAA        2,635    New Mexico Fin. Auth., Pub. Proj., Ser. A, 3.50%, 6/01/07, MBIA ............   No Opt. Call    2,791,124
                                                                                                                     -----------
                                                                                                                       6,380,245
                                                                                                                     -----------
                        NEW YORK--10.6%
    AAA        1,040    Malone Ctrl. Sch. Dist., GO, Ser. B, 2.875%, 1/15/07, FGIC .................   No Opt. Call    1,073,405
    AAA        2,800    Nassau Cnty., GO, Ser. Y, 5.00%, 3/01/06, FGIC .............................   No Opt. Call    3,038,588
                        New York City, GO,
    AAA       13,000       Ser. A, 7.00%, 8/01/07, FSA .............................................   08/06 @ 101.5  15,016,430
    AAA       10,000       Ser. E, 6.125%, 8/01/06, MBIA ...........................................   No Opt. Call   11,253,900
    AAA        2,000    New York City Hlth. & Hosp. Corp., Hlth. Sys. Svcs., Ser. A, 3.20%,
                           2/15/07, FSA ............................................................   No Opt. Call    2,079,760
    AAA        2,460    New York Dorm. Auth., Hosp. Rev., 3.00%, 2/15/07, XLCA .....................   No Opt. Call    2,549,741
                        New York Env. Fac. Corp., PCR,
    AAA        3,690(3)    Ser. D, 6.40%, 11/15/04 .................................................        N/A        4,040,587
    AAA          810       Ser. D, 6.40%, 5/15/06 ..................................................    11/04 @ 102      879,927
    AAA        9,715    New York Hsg. Fin. Agcy., Hsg. Proj. Mtge., Ser. A, 5.50%,
                           11/01/06, FSA ...........................................................    05/06 @ 102   10,552,238
    AAA        3,270    Rochester, GO, Ser. B, 4.00%, 2/15/07, MBIA ................................   No Opt. Call    3,502,955
                                                                                                                     -----------
                                                                                                                      53,987,531
                                                                                                                     -----------
                        NORTH CAROLINA--1.3%
    AAA        6,000    No. Carolina Eastn. Mun. Pwr. Agcy., Sys. Rev., Ser. B, 6.00%,
                           1/01/06, CAPMAC .........................................................   No Opt. Call    6,667,980
                                                                                                                     -----------
                        NORTH DAKOTA--0.4%
    AAA        2,035    Grand Forks Hlth. Care Fac., United Hosp. Oblig. Grp., 6.50%, 12/01/06,
                           MBIA ....................................................................   07/03 @ 101.5   2,051,138
                                                                                                                     -----------
                        OHIO--5.2%
    AAA        1,000    Amer. Muni. Pwr. Inc., Omega JU2 Proj., 4.00%, 1/01/07, AMBAC ..............   No Opt. Call    1,071,030
    AAA        2,170    Cincinnati City Sch. Dist., GO, Sch. Imprvt., 4.00%, 12/01/06, MBIA ........   No Opt. Call    2,345,206
    AAA        1,285    Milford Sch. Dist., GO, Sch. Imprvt., 3.25%, 12/01/06, FSA .................   No Opt. Call    1,356,857
                        Ohio Bldg. Auth., Ser. A, FSA,
    AAA        4,585       Admin. Bldg. Fd., 5.00%, 10/01/06 .......................................   No Opt. Call    5,082,014
    AAA       10,000       Correction Facs., 5.00%, 10/01/06 .......................................   No Opt. Call   11,084,000
    AAA        5,400    Ohio Wtr. Dev. Auth., Pure Wtr., 3.00%, 6/01/07, AMBAC .....................   No Opt. Call    5,624,910
                                                                                                                     -----------
                                                                                                                      26,564,017
                                                                                                                     -----------
                        OKLAHOMA--1.4%
    AAA        6,660    Oklahoma Trans. Auth., Tpke. Sys. Rev., Ser. B, 5.00%, 1/01/07, AMBAC ......   No Opt. Call    7,385,807
                                                                                                                     -----------


                       See Notes to Financial Statements.


              PRINCIPAL
               AMOUNT                                                                                  OPTION CALL
  RATING(1)     (000)                                    DESCRIPTION                                   PROVISIONS(2)        VALUE
------------------------------------------------------------------------------------------------------------------------------------
                        OREGON--1.3%
    AAA      $  2,020   Oregon Dept. of Admin. Svcs., COP, Ser. A, 5.00%, 11/01/06, FSA ............   No Opt. Call  $ 2,218,223
    AAA         2,065   Portland Swr. Sys., Ser. A, 5.00%, 6/01/07, FSA ............................   No Opt. Call    2,310,962
    AAA         2,000   Washington & Clackamas Cntys. Sch. Dist., GO, 3.125%, 6/15/07, MBIA ........   No Opt. Call    2,099,020
                                                                                                                     -----------
                                                                                                                       6,628,205
                                                                                                                     -----------
                        PENNSYLVANIA--5.3%
    AAA        1,500    Delaware Cnty. Regl. Wtr. Qual. Ctrl. Auth., Swr. Rev., 4.00%,
                           5/01/07, FGIC ...........................................................   No Opt. Call    1,616,310
    AAA        1,345    Fleetwood Area Sch. Dist., GO, 4.00%, 4/01/07, FGIC ........................   No Opt. Call    1,447,099
    AAA        1,615    Oxford Area Sch. Dist., GO, Ser. A, 4.00%, 2/15/07, FGIC ...................   No Opt. Call    1,733,557
    AAA        1,900    Pennsylvania Dept. of Gen. Svcs., COP, 4.25%, 5/01/06, FSA .................   No Opt. Call    2,041,911
    AAA        2,375    Pennsylvania Tpke. Comm., Ser. A, 4.125%, 12/01/06, FGIC ...................   No Opt. Call    2,574,096
                        Philadelphia, GO, FSA,
    AAA        1,000       4.00%, 9/15/06 ..........................................................   No Opt. Call    1,074,880
    AAA        3,100       4.05%, 9/15/07 ..........................................................   No Opt. Call    3,361,268
    AAA        1,550    Philadelphia Mun. Auth., Justice Lease Rev., Ser. A, 7.00%, 11/15/04, MBIA .    07/03 @ 101    1,574,723
    AAA        2,950    Philadelphia Wtr. & Wst., 5.50%, 6/15/06, MBIA .............................   No Opt. Call    3,285,621
    AAA        3,620    Pittsburgh Pub. Parking Auth., Parking Rev., 2.75%, 12/01/06, AMBAC ........   No Opt. Call    3,758,863
                        Pocono Mtn. Sch. Dist., GO, FSA,
    AAA          875       4.50%, 4/01/07 ..........................................................   No Opt. Call      957,163
    AAA        3,025       4.50%, 10/01/07 .........................................................   No Opt. Call    3,337,815
                                                                                                                     -----------
                                                                                                                      26,763,306
                                                                                                                     -----------
                        RHODE ISLAND--1.1%
    AAA        1,865    Providence, GO, Ser. C, 3.75%, 1/15/07, FGIC ...............................   No Opt. Call    1,984,341
    AAA        3,400    Rhode Island & Providence Plantations, GO, Ser. A, 4.00%, 12/01/06, FSA ....   No Opt. Call    3,676,862
                                                                                                                     -----------
                                                                                                                       5,661,203
                                                                                                                     -----------
                        SOUTH CAROLINA--0.8%
    AAA        1,715    Lexington Cnty. Sch. Dist. No. 1, COP, 3.00%, 3/01/07, AMBAC ...............   No Opt. Call    1,783,240
    AAA        2,070    Pickens Cnty. Sch. Dist., GO, Ser. B, 2.25%, 3/01/07, FGIC .................   No Opt. Call    2,096,227
                                                                                                                     -----------
                                                                                                                       3,879,467
                                                                                                                     -----------
                        TEXAS--18.2%
    AAA        6,575    Austin Wtr. & Wstwtr. Sys., Ser. C, 3.75%, 11/15/06, FSA ...................   No Opt. Call    7,034,198
    AAA        2,400    Corpus Christi, Gen. Impvt., GO, Ser. A, 5.00%, 3/01/07, FSA ...............   No Opt. Call    2,651,112
    AAA        1,095    Corpus Christi Bus. & Job Dev., Corp. Sales Tax Rev., 4.00%,
                            3/01/07, AMBAC .........................................................   No Opt. Call    1,174,322
    AAA        8,500    Cypress-Fairbanks Indpt. Sch. Dist., GO, Zero Coupon, 8/01/06, AMBAC .......   No Opt. Call    7,963,395
    AAA        6,355    Dallas Rapid Transit, 3.70%, 12/01/06, AMBAC ...............................   No Opt. Call    6,794,067
    AAA        1,305    Dallas Wtrwrks. & Swr. Sys., 3.00%, 4/01/07, FSA ...........................   No Opt. Call    1,354,707
    AAA        2,280    Denton Util. Sys., Mult. Util. Impvt., 4.25%, 12/01/06, AMBAC ..............   No Opt. Call    2,478,976
    AAA        3,445    El Paso Cnty., GO, 4.00%, 2/15/07, FSA .....................................   No Opt. Call    3,681,672
    AAA        1,000    Houston Area Wtr. Corp., Northeast Wtr. Purification Proj.,
                           4.00%, 3/01/07, FGIC ....................................................   No Opt. Call    1,072,440
    AAA       13,225    Houston Wtr. & Swr. Sys., Ser. B, 6.75%, 12/01/08, FGIC ....................    07/03 @ 101   13,397,586
    AAA        6,285(3) MuniMae Trust, Ser. 10, Cl. A, 4.40%, 12/17/06 .............................        N/A        6,517,294
    AAA        2,915    Odessa Texas Wtr. & Swr., 4.25%, 4/01/07, FSA ..............................   No Opt. Call    3,157,003
                        Round Rock Indpt. Sch. Dist., GO, Ser. A,
    AAA        2,465       4.25%, 8/01/06 ..........................................................   No Opt. Call    2,654,213
    AAA        1,000       4.25%, 8/01/07 ..........................................................   No Opt. Call    1,086,420
    AAA        8,115    San Antonio Elec. & Gas, Ser. B, Zero Coupon, 2/01/08, FGIC ................        ETM        7,268,849
    AAA        1,000    Sugar Land, GO, 2.50%, 2/15/07, FGIC .......................................   No Opt. Call    1,016,650
    AAA        5,000    Tarrant Regl. Wtr. Dist., Impvt., 3.00%, 3/01/07, FSA ......................   No Opt. Call    5,186,350
    AAA       15,000    Texas Mun. Pwr. Agcy., Zero Coupon, 9/01/06, AMBAC .........................   No Opt. Call   14,050,200
    AAA        1,000    Texas Pub. Fin. Auth., 3.00%, 2/01/07, FGIC ................................   No Opt. Call    1,034,700
    AAA        3,000    Texas Tech. Univ., Ser. 6, 4.25%, 2/15/07, AMBAC ...........................   No Opt. Call    3,240,870
                                                                                                                     -----------
                                                                                                                      92,815,024
                                                                                                                     -----------
                        UTAH--5.6%
                        Utah, GO, Ser. B,
    AAA        5,950       4.50%, 7/01/06 ..........................................................   No Opt. Call    6,467,114
    AAA       20,000       4.50%, 7/01/07 ..........................................................   No Opt. Call   22,015,400
                                                                                                                     -----------
                                                                                                                      28,482,514
                                                                                                                     -----------
                        WASHINGTON--9.4%
    AAA        1,325    Benton Cnty. Pub. Util. Dist., Elec. Rev., 3.75%, 11/01/06, FSA ............   No Opt. Call    1,416,491
    AAA        3,000    Clark Cnty. Pub. Util., Dist. No. 1, Elec. Rev., 4.00%, 1/01/07, AMBAC .....   No Opt. Call    3,207,810
                        King Cnty.,
    AAA        2,090       GO, 3.50%, 12/01/06, MBIA ...............................................   No Opt. Call    2,220,584
    AAA        3,085       Swr. Rev., 3.50%, 1/01/07, FGIC .........................................   No Opt. Call    3,246,839
    AAA        2,100    Kitsap Cnty., GO, Ser. B, 4.00%, 12/01/06, AMBAC ...........................   No Opt. Call    2,265,921


              PRINCIPAL
               AMOUNT                                                                                  OPTION CALL
  RATING(1)     (000)                                    DESCRIPTION                                   PROVISIONS(2)        VALUE
------------------------------------------------------------------------------------------------------------------------------------
                        WASHINGTON (CONTINUED)
                        Seattle, GO, Ser. E, MBIA,
    AAA      $ 1,700      Zero Coupon, 12/15/07 ....................................................   No Opt. Call $  1,516,604
    AAA        1,345      Zero Coupon, 12/15/08 ....................................................   No Opt. Call    1,147,379
                        Snohomish Cnty. Pub. Util. Dist., Elec. Rev.,
    AAA        5,620      4.125%, 12/01/06, FSA ....................................................   No Opt. Call    6,087,247
    AAA        1,250      6.55%, 1/01/07, FGIC .....................................................        ETM        1,281,800
    AAA        3,890    Tacoma Elec. Sys., Ser. A, 4.00%, 1/01/07, FSA .............................   No Opt. Call    4,152,692
    AAA        3,360    Thurston Cnty. Sch. Dist. No. 3, GO, 4.25%, 12/01/06, FSA ..................   No Opt. Call    3,653,227
    AAA        5,000    Washington, GO, Ser. B, 5.00%, 1/01/08, MBIA ...............................   No Opt. Call    5,585,200
    AAA       12,875    Washington Pub. Pwr. Sply., Nuclear Proj. No. 2, Ser. A, Zero Coupon,
                           7/01/06, MBIA ...........................................................   No Opt. Call   12,137,391
                                                                                                                    ------------
                                                                                                                      47,919,185
                                                                                                                    ------------
                        WEST VIRGINIA--1.6%
    AAA        5,300    West Virginia, GO, 4.00%, 6/01/06, FSA .....................................   No Opt. Call    5,657,220
                        West Virginia Econ. Dev. Auth., Correctional Juvenile & Pub., MBIA,
    AAA        1,000      Ser. B, 4.00%, 6/01/06 ...................................................   No Opt. Call    1,069,170
    AAA        1,500      Ser. A, 4.00%, 6/01/07 ...................................................   No Opt. Call    1,615,815
                                                                                                                    ------------
                                                                                                                       8,342,205
                                                                                                                    ------------
                        WISCONSIN--5.6%
    AAA        1,380    Appleton Wtrwks., Ser. B, 4.00%, 1/01/07, FGIC .............................   No Opt. Call    1,475,593
    AAA        5,000    Kenosha, GO, Ser. B, Zero Coupon, 10/15/08, FSA ............................   No Opt. Call    4,346,750
    AAA        1,275    Milwaukee, GO, Ser. W, 4.00%, 3/15/07, FSA .................................   No Opt. Call    1,368,304
                        Wisconsin,
    AAA          880      COP, Ser. A, 3.75%, 3/01/07, FSA .........................................   No Opt. Call      936,012
    AAA       12,780      COP, Ser. A, 3.75%, 9/01/07, FSA .........................................   No Opt. Call   13,668,338
    AAA        6,085      GO, Ser. G, 4.00%, 5/01/07, MBIA .........................................   No Opt. Call    6,540,462
                                                                                                                    ------------
                                                                                                                      28,335,459
                                                                                                                    ------------
                        TOTAL LONG-TERM INVESTMENTS (COST $730,896,825) ............................                 784,793,991
                                                                                                                    ------------
                        SHORT-TERM INVESTMENTS(4)--3.5%
                        GEORGIA--0.1%
   A-1+          600    Mun. Elec. Auth., Proj. One, Ser. C, Zero Coupon, 7/02/03, MBIA, FRWD ......        N/A          600,000
                                                                                                                    ------------
                        TEXAS--2.9%
                        Brownsville Util. Sys., Ser. A, MBIA, FRWD,
   A-1+        7,585      0.75%, 7/02/03 ...........................................................        N/A        7,585,000
   A-1         7,000      0.75%, 7/02/03 ...........................................................        N/A        7,000,000
                                                                                                                    ------------
                                                                                                                      14,585,000
                                                                                                                    ------------
                        PUERTO RICO--0.5%
   A-1         2,500    Puerto Rico Comnwlth. Hwy. & Transp. Auth., Transp. Rev.,
                           Ser. A, Zero Coupon, 7/02/03, AMBAC .....................................        N/A        2,500,000
                                                                                                                    ------------
                        TOTAL SHORT-TERM INVESTMENTS (COST $17,685,000) ............................                  17,685,000
                                                                                                                    ------------
                        TOTAL INVESTMENTS--157.5% (COST $748,581,825) ..............................                 802,478,991
                        Other assets in excess of liabilities--1.2% ................................                   6,347,037
                        Preferred shares at redemption value, including dividends payable--(58.7)% .                (299,180,148)
                                                                                                                    ------------
                        NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS--100% .........................                $509,645,880
                                                                                                                    ============

--------------------------
(1)  Using the higher of S&P's, Moody's or Fitch's rating.
(2) Date (month/year) and price of the earliest call or redemption. There may be other call provisions at varying prices at later dates.
(3) This bond is prerefunded. U.S. government securities, held in escrow, are used to pay interest on this security, as well as retire the bond in full at the date indicated, typically at a premium to par.
(4) For purposes of amortized cost valuation, the maturity dates of these instruments are considered to be the earlier of the next date on which the security can be redeemed at par, or the next date on which the rate of interest is adjusted.

================================================================================
                              KEY TO ABBREVIATIONS

AMBAC -- American Municipal Bond Assurance Corporation
CAPMAC -- Capital  Markets  Assurance  Company
CONNIE LEE -- College Construction Loan Insurance Association
COP  --  Certificate  of  Participation
ETM -- Escrowed to Maturity
FGIC -- Financial  Guaranty  Insurance Company
FRWD -- Floating Rate Weekly Demand
FSA -- Financial Security  Assurance
GO  --  General Obligation
MBIA -- Municipal  Bond Insurance  Association
PCR -- Pollution Control Revenue
XLCA -- XL Capital Assurance


                       See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS (UNAUDITED)
JUNE 30, 2003
BLACKROCK STRATEGIC MUNICIPAL TRUST


              PRINCIPAL
               AMOUNT                                                                                  OPTION CALL
  RATING(1)     (000)                                    DESCRIPTION                                   PROVISIONS(2)       VALUE
------------------------------------------------------------------------------------------------------------------------------------
                        LONG-TERM INVESTMENTS--147.2%
                        ALABAMA--14.5%
    AAA      $ 7,000    Alabama Pub. Sch. & Coll. Auth., Cap. Impvt., Ser. C, 5.75%, 7/01/18 .......   07/09 @ 101.5  $8,061,270
   Baa2        3,000    Courtland Ind. Dev. Brd., PCR, Champion Intl. Corp. Proj., Ser. A,
                          6.70%, 11/01/29 ..........................................................   11/09 @ 101     3,238,740
    AAA        4,635(3) Jefferson Cnty. Swr., Ser. D, 5.75%, 2/01/07, FGIC .........................        N/A        5,303,089
                                                                                                                     -----------
                                                                                                                      16,603,099
                                                                                                                     -----------
                        ALASKA--1.0%
    AAA        1,130    Alaska Hsg. Fin. Corp., Ser. A, 5.875%, 12/01/24, MBIA .....................    12/05 @ 102    1,170,906
                                                                                                                     -----------
                        COLORADO--1.8%
    AAA       10,000    Northwest Pkwy. Pub. Hwy. Auth., Ser B, Zero Coupon, 6/15/30, FSA ..........  06/11 @ 31.387   2,065,700
                                                                                                                     -----------
                        CONNECTICUT--8.5%
                        Mashantucket Western Pequot Tribe, Spec. Rev.,
   Baa3        1,500      Ser. A, 5.50%, 9/01/28 ...................................................    09/09 @ 101    1,529,625
   Baa3        8,000(4)   Ser. B, 5.75%, 9/01/27 ...................................................    09/07 @ 102    8,244,800
                                                                                                                     -----------
                                                                                                                       9,774,425
                                                                                                                     -----------
                        DELAWARE--2.0%
    NR         2,000(4) Charter Mac Equity Issuer Trust, Ser. B, Zero Coupon, 11/30/50 .............    11/10 @ 100    2,253,900
                                                                                                                     -----------
                        FLORIDA--7.0%
                        Florida Hsg. Fin. Corp., Sunset Place, Ser. K-1,
     A         2,400      6.00%, 10/01/19 ..........................................................    10/09 @ 102    2,520,624
     A         2,000      6.10%, 10/01/29 ..........................................................    10/09 @ 102    2,088,720
    NR         3,300    Hillsborough Cnty. Ind. Dev. Auth., National Gypsum, Ser. A,
                          7.125%, 4/01/30 ..........................................................    04/10 @ 101    3,387,351
                                                                                                                     -----------
                                                                                                                       7,996,695
                                                                                                                     -----------
                        ILLINOIS--9.5%
    AAA        5,000    Chicago Brd. of Ed., Sch. Reform, 5.75%, 12/01/27, AMBAC ...................    12/07 @ 102    5,641,000
     B         7,560    Chicago O'Hare Intl. Arpt., Delta Air Lines Inc. Term.
                          Proj., 6.45%, 5/01/18 ....................................................    08/03 @ 101    5,185,102
                                                                                                                     -----------
                                                                                                                      10,826,102
                                                                                                                     -----------
                        KENTUCKY--9.6%
    AAA       32,345    Kentucky Econ. Dev. Fin. Sys., Norton Hlth. Care Inc., Ser. B, Zero
                          Coupon, 10/01/24, MBIA ...................................................    No Opt. Call  11,032,556
                                                                                                                     -----------
                        MARYLAND--3.9%
    NR         4,000(4) MuniMae TE Bond Subsidiary, LLC, Ser. A, 6.875%, 6/30/49 ...................    06/09 @ 100    4,419,000
                                                                                                                     -----------
                        MICHIGAN--9.1%
    AAA        2,000    Michigan Hosp. Fin. Auth., Mercy Hlth. Svcs., 5.75%, 8/15/19, MBIA .........    08/09 @ 101    2,258,260
    BB         8,000    Midland Cnty. Econ. Dev., Ser. A, 6.875%, 7/23/09 ..........................    07/07 @ 101    8,175,920
                                                                                                                     -----------
                                                                                                                      10,434,180
                                                                                                                     -----------
                        MISSOURI--1.9%
     A          2,000   Missouri Hlth. & Edl. Facs. Auth., Hlth. Facs. Rev., St. Anthony's
                          Med. Ctr., 6.125%, 12/01/19 ..............................................    12/10 @ 101    2,146,680
                                                                                                                     -----------
                        NEW JERSEY--10.5%
     B         6,000    New Jersey Econ. Dev. Auth., Continental Airlines Inc. Proj.,
                          6.25%, 9/15/19 ...........................................................    09/09 @ 101    4,784,940
    AA         6,000(3) New Jersey Transp. Trust Fund Auth., Transp. Sys., Ser. A, 6.00%, 6/15/19 ..        N/A        7,230,060
                                                                                                                     -----------
                                                                                                                      12,015,000
                                                                                                                     -----------
                        NEW YORK--10.4%
                        New York City Transl. Fin. Auth.,
    AA+        1,800      Ser. A, 5.25%, 11/01/11 ..................................................   No Opt. Call    2,069,820
    AA+        4,885(3)   Ser. B, 6.00%, 11/15/21 ..................................................        N/A        5,933,077
    AA+        1,115      Ser. B, 6.00%, 11/15/21 ..................................................    05/10 @ 101    1,275,013
    Aa1        2,500    New York Mtge. Agcy., Homeowner Mtge., Ser. 85, 5.70%, 10/01/17 ............    09/09 @ 100    2,639,050
                                                                                                                     -----------
                                                                                                                      11,916,960
                                                                                                                     -----------
                        PENNSYLVANIA--17.5%
                        Lehigh Cnty. Gen. Purp. Auth., Kidspeace Oblig. Grp.,
    Ba2        2,250      6.00%, 11/01/23 ..........................................................    11/08 @ 102    2,177,393
    Ba2        2,335      6.20%, 11/01/14 ..........................................................    11/09 @ 102    2,323,278
   BBB+        1,500    Montgomery Cnty. Ind. Dev. Auth., Retirement Cmnty. Rev., 5.25%, 11/15/28 ..    11/08 @ 101    1,465,260


                       See Notes to Financial Statements.

              PRINCIPAL
               AMOUNT                                                                                  OPTION CALL
  RATING(1)     (000)                                    DESCRIPTION                                   PROVISIONS(2)       VALUE
------------------------------------------------------------------------------------------------------------------------------------
                        PENNSYLVANIA (CONTINUED)
                        Pennsylvania Econ. Dev. Fin. Auth., Amtrak Proj., Ser. A,
    A3         $ 700      6.125%, 11/01/21 .........................................................    05/11 @ 101    $ 674,653
    A3         1,000      6.25%, 11/01/31 ..........................................................    05/11 @ 101      939,400
    A3         1,000      6.50%, 11/01/16 ..........................................................    05/11 @ 101    1,028,510
    AAA        8,500    Philadelphia Sch. Dist., GO, Ser. C, 5.75%, 3/01/29, MBIA ..................    03/10 @ 100    9,605,765
    AAA        1,500    Washington Cnty. Auth., Cap. Fdg. & Equip. Proj., 6.15%,
                          12/01/29, AMBAC ..........................................................   No Opt. Call    1,856,745
                                                                                                                     -----------
                                                                                                                      20,071,004
                                                                                                                     -----------
                        TENNESSEE--5.4%
   Baa1        3,750    Maury Cnty. Ind. Dev. Brd., PCR, Saturn Corp. Proj., 6.50%, 9/01/24 ........    09/04 @ 102    3,903,113
    AAA        2,000    Memphis Shelby Cnty. Arpt. Auth., Ser. D, 6.00%, 3/01/24, AMBAC ............    03/10 @ 101    2,238,380
                                                                                                                     -----------
                                                                                                                       6,141,493
                                                                                                                     -----------
                        TEXAS--18.5%
    CCC        6,330    Dallas Ft. Worth Intl. Arpt. Fac. Impvt., Amer. Airlines Inc.,
                          6.375%, 5/01/35 ..........................................................   11/09 @ 101     3,489,412
    AAA        4,750    Harris Cnty. Houston Sports Auth., Ser. A, Zero Coupon, 11/15/38, MBIA .....  11/30 @ 61.166     759,145
    AAA        1,500    Lower Colorado River Auth., Ser. A, 5.50%, 5/15/21, AMBAC ..................    05/09 @ 101    1,628,205
    BBB        3,000    Port Corpus Christi Auth., Celanese Proj., Ser. B, 6.70%, 11/01/30 .........    05/12 @ 101    3,199,080
    AAA       15,000    Texas Tpke. Auth., Central Sys. Rev., Zero Coupon, 8/15/31, AMBAC ..........  08/12 @ 32.807   2,987,850
    AA+          500    Texas Wtr. Fin. Asst., GO, 5.75%, 8/01/22 ..................................    08/10 @ 100      570,360
    AAA        7,030(3) Travis Cnty. Hlth. Facs. Dev. Corp., Ascension Hlth., Ser. A,
                          5.875%, 11/15/09, AMBAC ..................................................          N/A      8,501,379
                                                                                                                     -----------
                                                                                                                      21,135,431
                                                                                                                     -----------
                        UTAH--4.0%
    AAA        4,000    Intermountain Pwr. Agcy., Sply., Ser. B, 5.75%, 7/01/19, MBIA ..............    07/07 @ 102    4,544,000
                                                                                                                     -----------
                        VIRGINIA--1.7%
    AAA        1,750    Virginia Res. Auth., Clean Wtr. Rev., 5.625%, 10/01/22 .....................    10/10 @ 100    1,956,535
                                                                                                                     -----------
                        WASHINGTON--6.5%
                        Washington, GO,
    AA+        4,750      Ser. A, 5.625%, 7/01/24 ..................................................    07/09 @ 100    5,204,860
    AA+        2,000      Ser. B, 6.00%, 1/01/25 ...................................................    01/10 @ 100    2,284,460
                                                                                                                     -----------
                                                                                                                       7,489,320
                                                                                                                     -----------
                        WISCONSIN--3.9%
    A-         5,000    Badger Tobacco Asset Sec. Corp., 6.375%, 6/01/32 ...........................    06/12 @ 100    4,401,600
                                                                                                                     -----------
                        TOTAL LONG-TERM INVESTMENTS (COST $157,432,078)                                              168,394,586
                                                                                                                     -----------
                        SHORT-TERM INVESTMENTS5--4.9%
                        NEW YORK--4.1%

   A-1+        4,700    New York City, GO, Ser. E, 0.85%, 7/01/03, FRDD ............................        N/A        4,700,000
                                                                                                                     -----------
                        OHIO--0.8%
   A-1+          900    Columbus Ohio, Ser. 1, 0.90%, 7/03/03, FRWD ................................        N/A          900,000
                                                                                                                     -----------
                        TOTAL SHORT-TERM INVESTMENTS (COST $5,600,000) .............................                   5,600,000
                        TOTAL INVESTMENTS--152.1% (COST $163,032,078) ..............................                 173,994,586
                        Other assets in excess of liabilities--2.1% ................................                   2,410,135
                        Preferred shares at redemption value, including dividends payable--(54.2)% .                 (62,008,484)
                                                                                                                     -----------
                        NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS--100% .........................                $114,396,237
                                                                                                                    ------------

---------------------
(1)  Using the higher of S&P's, Moody's or Fitch's rating.
(2) Date (month/year) and price of the earliest call or redemption. There may be other call provisions at varying prices at later dates.
(3) This bond is prerefunded. U.S. government securities, held in escrow, are used to pay interest on this security, as well as retire the bond in full at the date indicated, typically at a premium to par.
(4) Security is not registered under the Securities Act of 1933. These securities may be resold in transactions in accordance with Rule 144A under that Act, to qualified institutional buyers. As of June 30, 2003, the Trust held 13.0% of its net assets, with a current market value of $14,917,700, in securities restricted as to resale.
(5) For purposes of amortized cost valuation, the maturity dates of these instruments are considered to be the earlier of the next date on which the security can be redeemed at par, or the next date on which the rate of interest is adjusted.

                              KEY TO ABBREVIATIONS

AMBAC    --   American Municipal Bond Assurance Corporation
FGIC     --   Financial Guaranty Insurance Company
FRDD     --   Floating Rate Daily Demand
FRWD     --   Floating Rate Weekly Demand
FSA      --   Financial Security Assurance
GO       --   General Obligation
MBIA     --   Municipal Bond Insurance Association
PCR      --   Pollution Control Revenue

                       See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS (UNAUDITED)
JUNE 30, 2003
BLACKROCK CALIFORNIA INSURED MUNICIPAL 2008 TERM TRUST

              PRINCIPAL
               AMOUNT                                                                                  OPTION CALL
  RATING(1)     (000)                                    DESCRIPTION                                   PROVISIONS(2)       VALUE
------------------------------------------------------------------------------------------------------------------------------------
                        LONG-TERM INVESTMENTS--153.9%
                        CALIFORNIA--142.0%
    AAA      $ 2,635    Alameda Cnty., COP, Ser. A, 3.80%, 12/01/08, MBIA ..........................   No Opt. Call  $ 2,838,659
                        Anaheim Union High Sch. Dist., GO, Ser. A, FSA,
    AAA        1,060      3.50%, 8/01/08 ...........................................................   No Opt. Call    1,121,904
    AAA        1,250      4.00%, 8/01/09 ...........................................................   No Opt. Call    1,348,400
    AAA        1,000    Burbank, Elec. Rev., 3.50%, 6/01/09, MBIA ..................................   No Opt. Call    1,049,430
                        California, GO,
    AAA        2,000      5.00%, 6/01/09, MBIA .....................................................   No Opt. Call    2,250,720
    AAA        3,000      5.50%, 4/01/09, MBIA .....................................................   No Opt. Call    3,445,500
    AAA        3,000      5.50%, 2/01/10, MBIA .....................................................   No Opt. Call    3,431,250
    AAA        2,000      6.25%, 9/01/08, FGIC .....................................................   No Opt. Call    2,369,100
    AAA       15,000      6.30%, 9/01/08, MBIA .....................................................   No Opt. Call   17,804,550
                        California Dept. of Wtr. Res., Pwr. Sply. Rev., Ser. A,
    AAA       10,000      3.125%, 5/01/08, FSA .....................................................   No Opt. Call   10,339,100
    AAA       10,000      3.375%, 5/01/09, MBIA ....................................................   No Opt. Call   10,365,400
    AAA       10,535    California Dept. of Wtr. Res., Wtr. Rev., Central Valley
                          Proj. Ser. Z, 4.00%, 12/01/09, FGIC ......................................   No Opt. Call   11,406,877
                        California Hlth. Facs. Fin. Auth.,
    AAA        6,850      Marin Gen. Hosp., Ser. A, 5.75%, 8/01/09, FSA ............................    08/03 @ 102    7,009,879
    AAA        2,000      Sutter Hlth. Care Sys., 5.70%, 8/15/09, MBIA .............................    08/06 @ 102    2,267,260
    AAA        2,100    California Pub. Wks. Brd., Energy Efficiency,  Ser. A,
                          5.625%, 10/01/08, AMBAC ..................................................    10/05 @ 102    2,312,751
    AAA        2,600    Castaic Lake Wtr. Agcy., COP., Wtr. Sys. Impvt. Proj.,
                          Ser. A, 7.25%, 8/01/10, MBIA .............................................   No Opt. Call    3,287,102
    AAA        1,135    Chaffey Cmnty. College Dist., GO, Ser. A, 3.75%, 7/01/09, FSA ..............   No Opt. Call    1,207,549
                        Chula Vista, COP, Police Fac. Proj., MBIA,
    AAA        1,000      4.00%, 8/01/08 ...........................................................   No Opt. Call    1,082,270
    AAA        1,000      4.00%, 8/01/09 ...........................................................   No Opt. Call    1,078,720
    AAA        5,500    Clovis Unified Sch. Dist., Ser. B, Zero Coupon, 8/01/08, FGIC ..............        ETM        4,879,820
    AAA        1,855    El Paso De Robles, GO, Ser. A, Zero Coupon, 8/01/09, FGIC ..................   No Opt. Call    1,548,832
    AAA        4,025    Elsinore Valley Mun. Wtr. Dist., COP, Ser. A, 6.00%, 7/01/09, FGIC .........   No Opt. Call    4,757,872
    AAA        1,055    Glendale Unified Sch. Dist., Ser. D, 3.50%, 9/01/09, MBIA ..................   No Opt. Call    1,109,238
                        Long Beach Bd. of Fin. Auth., Tax Allocation Rev.,
                        Redev. Projs., AMBAC,
    AAA        1,245      3.50%, 8/01/08 ...........................................................   No Opt. Call    1,317,708
    AAA        1,120      3.75%, 8/01/09 ...........................................................   No Opt. Call    1,192,509
    AAA       13,110    Los Angeles, GO, Ser. A, 3.50%, 9/01/09, MBIA ..............................   No Opt. Call   13,783,985
                        Los Angeles Cnty., Asset Leasing Corp. Rev., AMBAC,
    AAA        2,910      5.95%, 12/01/07 ..........................................................   No Opt. Call    3,400,044
    AAA        8,090      6.00%, 12/01/08 ..........................................................   No Opt. Call    9,571,845
    AAA        8,600      6.05%, 12/01/09 ..........................................................   No Opt. Call   10,291,448
    AAA        4,405    Los Angeles Cnty., Met. Trans. Auth. Rev., Spl. Benefit Assmt. Dist. A1,
                          3.75%, 9/01/08, AMBAC ....................................................   No Opt. Call    4,719,649
    AAA        6,000    Los Angeles Dept. of  Arpts., Arpt. Rev., LA Intl. Arpt., Ser. B,
                          5.00%, 5/15/09, MBIA .....................................................   No Opt. Call    6,746,820
                        Los Angeles Dept. of Wtr. & Pwr., Elec. Plant Rev., FGIC,
    AAA          803      5.75%, 9/01/03 ...........................................................        N/A           82,226
    AAA           80      5.75%, 9/01/12 ...........................................................        ETM           82,116
    AAA          840      5.75%, 9/01/12 ...........................................................    09/03 @ 102      862,638
    AAA        3,860    Los Angeles Sanitation Equip., Charge Rev., Ser. A, 3.625%, 2/01/09, FSA ...   No Opt. Call    4,065,468
                        Los Angeles Unified Sch. Dist., FSA,
    AAA        2,660      Ser. B, 3.00%, 10/01/08 ..................................................   No Opt. Call    2,754,802
    AAA        7,500      Ser. F, 3.00%, 7/01/09 ...................................................   No Opt. Call    7,668,750
    AAA        1,000    Mount Diablo Unified Sch. Dist., GO, 3.50%, 8/01/08, FSA ...................   No Opt. Call    1,058,400
    AAA        1,000    Orange Cnty. Local Trans. Auth., Sales Tax Rev., 6.00%, 2/15/09, MBIA ......   No Opt. Call    1,174,190
    AAA        2,495    Pasadena Unified Sch. Dist., Ser. C, 3.50%, 11/01/08, FSA ..................   No Opt. Call    2,647,594
    AAA        3,345    Sacramento City Fin. Auth., City Hall & Redev. Projs., Ser. A, 3.50%,
                          12/01/08, FSA ............................................................   No Opt. Call    3,552,658
    AAA        1,000    Sacramento City Unified Sch. Dist., 3.50%, 7/01/09, FGIC ...................   No Opt. Call    1,050,110
                        Sacramento Mun. Util. Dist., Elec. Rev., Ser. C,
    AAA          825      5.75%, 11/15/07, MBIA ....................................................        ETM          846,359
    AAA        3,750      5.75%, 11/15/08, FGIC ....................................................        ETM        3,845,963
    AAA        3,950      5.75%, 11/15/09, MBIA ....................................................        ETM        4,050,330

                       See Notes to Financial Statements.

              PRINCIPAL
               AMOUNT                                                                                  OPTION CALL
  RATING(1)     (000)                                    DESCRIPTION                                   PROVISIONS(2)       VALUE
------------------------------------------------------------------------------------------------------------------------------------
                        CALIFORNIA (CONTINUED)
    AAA      $ 5,000    San Bernardino Cnty., Trans. Auth., Sales Tax Rev., 6.00%, 3/01/10, FGIC ...        ETM      $ 5,564,200
                        San Diego Cnty., COP, AMBAC,
    AAA        2,360      5.00%, 2/01/09 ...........................................................   No Opt. Call    2,653,230
    AAA       11,000      5.625%, 9/01/12 ..........................................................   No Opt. Call   12,990,450
                        San Diego Cnty., Regl. Trans. Cmnty., Sales Tax Rev., Ser. A,
    AAA        2,500      6.00%, 4/01/08, FGIC .....................................................        ETM        2,528,375
    AAA        7,830      6.00%, 4/01/08, MBIA .....................................................        ETM        7,918,870
    AAA       12,725    San Diego Pub. Facs. Fin. Auth., Wtr. Rev., 3.00%, 8/01/09, MBIA ...........   No Opt. Call   13,015,003
    AAA        1,750    San Francisco City & Cnty., GO, 4.00%, 6/15/09, FSA ........................   No Opt. Call    1,885,048
    AAA        1,000    San Jose Redev. Agcy. Tax Allocation, Merged Area Redev. Proj.,
                          4.00%, 8/01/09, MBIA .....................................................   No Opt. Call    1,078,720
    AAA        1,000    San Mateo Cnty. Cmnty. College Dist., GO, Ser. A, 3.30%, 9/01/08, FGIC .....   No Opt. Call    1,049,620
                        Santa Ana Unified Sch. Dist., GO, Ser. B, FGIC,
    AAA        1,000      Zero Coupon, 8/01/08 .....................................................   No Opt. Call      876,190
    AAA        2,000      Zero Coupon, 8/01/09 .....................................................   No Opt. Call    1,669,900
    AAA        2,470    Santa Clara, COP, Ser. B, 3.50%, 2/01/09, AMBAC ............................   No Opt. Call    2,585,547
    AAA        2,865(3) Santa Clara Cnty. Fin. Auth., Lease Rev., Fac. Replacement Proj. A,
                          6.50%, 11/15/04, AMBAC ...................................................        N/A        3,141,071
    AAA        4,620    Santa Clara Valley Wtr. Dist., COP, 4.00%, 2/01/09, FGIC ...................   No Opt. Call    4,955,412
    AAA        5,000    So. California Rapid Trans. Dist., COP, Workers' Comp. Fund, 6.00%,
                          7/01/10, MBIA ............................................................  07/03 @ 101.5    5,087,800
    AAA        4,665    So. Coast Air Quality Mgmt. Dist. Bldg., Corp. Rev., 4.00%,
                          8/01/09, AMBAC ...........................................................   No Opt. Call    5,032,229
    AAA        2,000    Univ. of California, Multi-Purpose Projs., Ser. F, 5.00%, 9/01/11, FGIC ....    09/06 @ 101    2,189,360
    AAA        2,160    West Sacramento Fin. Auth., Wtr. Sys. Impvt., 5.25%, 8/01/08, FGIC .........    02/04 @ 101    2,187,216
                                                                                                                    ------------
                                                                                                                     259,486,036
                                                                                                                    ------------
                        PUERTO RICO--11.9%
                        Puerto Rico Elec. Pwr. Auth.,
    AAA        5,280      Ser. DD, 5.00%, 7/01/09, FSA .............................................   07/08 @ 101.5   5,980,867
    AAA        7,000      Ser. DD, 5.00%, 7/01/10, FSA .............................................   07/08 @ 101.5   7,855,120
    AAA        3,000      Ser. KK, 4.50%, 7/01/09, XLCA ............................................   No Opt. Call    3,333,630
    AAA        4,000    Puerto Rico Mun. Fin. Agcy., Ser. A, 5.625%, 8/01/10, FSA ..................    08/09 @ 101    4,661,080
                                                                                                                    ------------
                                                                                                                      21,830,697
                                                                                                                    ------------
                        TOTAL LONG-TERM INVESTMENTS (COST $260,353,712) ............................                 281,316,733
                                                                                                                    ------------

             -----------
               SHARES
                (000)
             -----------

                        MONEY MARKET FUND--1.7%
    NR         3,000    AIM Tax Free Investment Co. Cash Reserve Portfolio (cost $3,000,000) .......        N/A        3,000,000
                                                                                                                    ------------
                        TOTAL INVESTMENTS--155.6% (COST $263,353,712) ..............................                  284,316,733
                        Other assets in excess of liabilities--1.6% ................................                    3,012,277
                        Preferred shares at redemption value, including dividends payable--(57.2)% .                 (104,562,894)
                                                                                                                    ------------
                        NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS--100% .........................                $182,766,116
                                                                                                                    ============

----------------------
(1)  Using the higher of S&P's, Moody's or Fitch's rating.
(2) Date (month/year) and price of the earliest call or redemption. There may be other call provisions at varying prices at later dates.
(3) This bond is prerefunded. U.S. government securities, held in escrow, are used to pay interest on this security, as well as retire the bond in full at the date indicated, typically at a premium to par.

Securities that are covered by insurance, which ensures the timely payment of principal and interest, represent approximately 98.9% of the Trust's total investments.

                              KEY TO ABBREVIATIONS

AMBAC    --   American Municipal Bond Assurance Corporation
COP      --   Certificate of Participation
ETM      --   Escrowed to Maturity
FGIC     --   Financial Guaranty Insurance Company
FSA      --   Financial Security Assurance
GO       --   General Obligation
MBIA     --   Municipal Bond Insurance Association
XLCA     --   XL Capital Assurance


                       See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS (UNAUDITED)
JUNE 30, 2003
BLACKROCK CALIFORNIA MUNICIPAL 2018 TERM TRUST

              PRINCIPAL
               AMOUNT                                                                                  OPTION CALL
  RATING(1)     (000)                                    DESCRIPTION                                   PROVISIONS(2)       VALUE
------------------------------------------------------------------------------------------------------------------------------------
                        LONG-TERM INVESTMENTS--157.0%
                        CALIFORNIA--140.5%
                        California, GO,
     A       $12,500      5.00%, 11/01/20 ..........................................................    11/11 @ 100 $ 12,756,875
    AAA        6,500      Ser. BZ, 5.35%, 12/01/21, MBIA ...........................................    06/07 @ 101    6,679,920
                        California Cnty. Tobacco Sec. Agcy.,
    BBB        5,000      Ser. A, 5.50%, 6/01/33 ...................................................    06/12 @ 100    4,028,850
    A-         5,000      Fresno Cnty. Fdg. Corp., 5.875%, 6/01/27 .................................    06/12 @ 100    4,468,500
    A-         6,500    California Dept. of Wtr. Res., Pwr. Sply. Rev., Ser. A, 5.125%, 5/01/19 ....    05/12 @ 101    6,717,230
                        California Hlth. Fac. Fin. Auth., Adventist Hlth. Sys., Ser. A,
     A         1,075      5.00%, 3/01/18 ...........................................................    03/13 @ 100    1,118,269
     A         1,000      5.00%, 3/01/19 ...........................................................    03/13 @ 100    1,032,300
     A         2,060      5.00%, 3/01/20 ...........................................................    03/13 @ 100    2,110,326
     A         1,355      5.00%, 3/01/24 ...........................................................    03/13 @ 100    1,357,710
    AAA       20,000    California Hsg. Fin. Agcy., Home Mtge. Rev., Ser. T,
                          Zero Coupon, 8/01/21, MBIA ...............................................  08/11 @ 57.562   7,616,600
                        California Infrastructure & Econ. Dev.,
     A         1,985      J. David Gladstone Inst. Proj., 5.50%, 10/01/20 ..........................    10/11 @ 101    2,129,587
     A         6,500      Kaiser Hosp. Asst. LLC, Ser. A, 5.55%, 8/01/31 ...........................    08/11 @ 102    6,779,500
     A         3,100    California Poll. Ctrl. Fin. Auth., PCR, San Diego Gas & Elec.,
                          Ser. A,  5.90%, 6/01/14 ..................................................    No Opt. Call   3,409,597
                        California Pub. Wks. Brd., Ser. A,
    A-         2,020      California Cmnty. College, 5.00%, 12/01/17 ...............................    12/08 @ 101    2,102,052
    A2         2,415      Trustees California St. Univ., 5.00%, 10/01/17 ...........................    10/08 @ 101    2,522,492
    NR         4,0003   Charter Mac Equity Issuer Trust, Ser. A, 6.625%, 6/30/49 ...................    06/09 @ 100    4,389,280
    A-         2,500    Daly City Hsg. Dev. Fin. Agcy.,  Sr. Franciscan Acquisition Proj.,
                          Ser. A, 5.80%, 12/15/25 ..................................................    12/13 @ 102    2,601,225
    AAA        3,395    Fontana Pub. Fin. Auth., Tax Allocation Rev., Fontana Redev. Proj.,
                          Ser. A, 5.25%, 9/01/18, FSA ..............................................    09/11 @ 101    3,763,256
    BBB       20,000    Foothill/Eastn. Transp. Corridor Agcy., Toll Road Rev.,
                          Zero Coupon, 1/15/21 .....................................................  01/10 @ 53.346   7,493,600
                        Lathrop Fin. Auth., Wtr. Sply. Proj.,
    NR           995      5.80%, 6/01/21 ...........................................................    12/13 @ 100      991,647
    NR         1,040      5.85%, 6/01/22 ...........................................................    12/13 @ 100    1,036,402
    NR         1,000      5.90%, 6/01/23 ...........................................................    12/13 @ 100      996,460
    AAA        5,000    Long Beach Harbor, Ser. A, 5.25%, 5/15/18, FGIC ............................    05/10 @ 101    5,441,350
    AA         5,000    Los Angeles Cnty., Pub. Wks. Fin. Auth., Regl. Pk. & Open Space,
                          Ser. A, 5.00%, 10/01/19 ..................................................    10/07 @ 101    5,263,200
    AAA       10,025    Los Angeles Habor Dept., Ser. B, 5.50%, 8/01/21, AMBAC .....................    08/11 @ 100   10,968,954
    NR         5,0003   MuniMae TE Bond Subsidiary, LLC, Ser. A, 6.875%, 6/30/49 ...................    06/09 @ 100    5,523,750
    AAA        5,000    Riverside Unified Sch. Dist., Ser. A, 5.25%, 2/01/23, FGIC .................    02/12 @ 101    5,395,900
                        San Bernardino Cnty., Spl. Tax, Cmnty. Facs.,
    NR           105      5.35%, 9/01/17 ...........................................................    09/12 @ 102      101,850
    NR           245      5.50%, 9/01/18 ...........................................................    09/12 @ 102      238,113
    NR           500      5.60%, 9/01/19 ...........................................................    09/12 @ 102      485,480
    NR           355      5.70%, 9/01/20 ...........................................................    09/12 @ 102      344,762
    AAA        2,980    San Diego Cnty., COP, 5.25%, 11/01/19, AMBAC ...............................    11/11 @ 100    3,264,262
    AAA        2,135    Santa Clara Valley Transp. Auth., Sales Tax Rev., Ser. A,
                          5.00%, 6/01/18, MBIA .....................................................    06/11 @ 100    2,286,307
    AAA        4,590    Stockton East Wtr. Dist., COP, Ser. B, Zero Coupon, 4/01/19, FGIC ..........  04/12 @ 66.427   1,984,808
    A-         1,000    Tobacco Sec. Auth. No. California, Tobacco Settlement Rev.,
                          Ser. A, 5.375%, 6/01/41 ..................................................   06/11 @ 100       737,550
    A-         6,000    Tobacco Sec. Auth. So. California, Tobacco Settlement Rev.,
                          Ser. A, 5.50%, 6/01/36 ...................................................   06/12 @ 100     4,682,760
                                                                                                                    ------------
                                                                                                                     132,820,724
                                                                                                                    ------------
                        U. S. VIRGIN ISLANDS--2.6%
                        Tobacco Settlement Fin. Corp. Virgin Islands, Tobacco Settlement Rev.,
   Baa2        1,860      5.00%, 5/15/21 ...........................................................    05/11 @ 100    1,652,945
   Baa2        1,000      5.00%, 5/15/31 ...........................................................    05/11 @ 100      817,510
                                                                                                                    ------------
                                                                                                                       2,470,455
                                                                                                                    ------------
                        PUERTO RICO--13.9%
    A-         4,410    Puerto Rico Pub. Bldgs. Auth., Gov't. Facs., Ser. C, 5.75%, 7/01/19 ........   No Opt. Call    5,050,067
   BBB+        7,500    Puerto Rico Pub. Fin. Corp., Ser. E, 5.70%, 8/01/25 ........................    02/10 @ 100    8,037,525
                                                                                                                    ------------
                                                                                                                      13,087,592
                                                                                                                    ------------
                        TOTAL LONG-TERM INVESTMENTS (COST $145,703,878) ............................                $148,378,771
                                                                                                                    ------------


                       See Notes to Financial Statements.

              PRINCIPAL
               AMOUNT                                                                                  OPTION CALL
  RATING(1)     (000)                                    DESCRIPTION                                   PROVISIONS(2)       VALUE
------------------------------------------------------------------------------------------------------------------------------------
                        SHORT-TERM INVESTMENT--4.7%
                        GEORGIA
   A-1+      $ 4,500    Mun. Elec. Auth., Proj. One, Ser. C, 0.85%, 7/02/03, MBIA, FRWD
                          (cost $4,500,000)4 ...........................................................     N/A     $ 4,500,000
                                                                                                                     -----------
                        TOTAL INVESTMENTS--161.7% (COST $150,203,878) ..................................             152,878,771
                        Liabilities in excess of other assets--(3.0)% ..................................              (2,815,926)
                        Preferred shares at redemption value, including dividends payable--(58.7)% .....             (55,533,259)
                                                                                                                     -----------
                        NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS--100% .............................             $94,529,586
                                                                                                                     ===========


------------------------
(1)  Using the higher of S&P's, Moody's or Fitch's rating.
(2) Date (month/year) and price of the earliest call or redemption. There may be other call provisions at varying prices at later dates.
(3) Security is not registered under the Securities Act of 1933. These securities may be resold in transactions in accordance with Rule 144A under that Act, to qualified institutional buyers. As of June 30, 2003, the Trust held 10.5% of its net assets, with a current market value of $9,913,030, in securities restricted as to resale.
(4) For purposes of amortized cost valuation, the maturity date of this instrument is considered to be the earlier of the next date on which the security can be redeemed at par, or the next date on which the rate of interest is adjusted.

                              KEY TO ABBREVIATIONS

AMBAC    --  American Municipal Bond Assurance Corporation
COP      --  Certificate of Participation
FGIC     --  Financial Guaranty Insurance Company
FRWD     --  Floating Rate Weekly Demand
FSA      --  Financial Security Assurance
GO       --  General Obligation
MBIA     --  Municipal Bond Insurance Association
PCR      --  Pollution Control Revenue


                       See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS (UNAUDITED)
JUNE 30, 2003
BLACKROCK FLORIDA INSURED MUNICIPAL 2008 TERM TRUST

              PRINCIPAL
               AMOUNT                                                                                  OPTION CALL
  RATING(1)     (000)                                    DESCRIPTION                                   PROVISIONS(2)       VALUE
------------------------------------------------------------------------------------------------------------------------------------
                        LONG-TERM INVESTMENTS--155.1%
                        FLORIDA--137.9%
    AAA      $ 1,500    Alachua Cnty. Sch. Dist., GO, 4.25%, 1/01/09, FSA ..........................   No Opt. Call  $ 1,631,295
    AAA        1,765    Collier Cnty. Sch. Brd., COP, Ser. A, 3.50%, 2/15/09, FSA ..................   No Opt. Call    1,853,762
    AAA        1,000    Dade Cnty., Aviation Rev., 6.00%, 10/01/08, AMBAC ..........................    10/05 @ 102    1,108,800
                        Dade Cnty., GO,
    AAA        5,000      Ser. A, Zero Coupon, 2/01/08, MBIA .......................................  02/06 @ 92.852   4,328,100
    AAA          905      Ser. B, Zero Coupon, 10/01/08, AMBAC .....................................        ETM          795,676
    AAA        1,095      Ser. B, Zero Coupon, 10/01/08, AMBAC .....................................   No Opt. Call      956,877
    AAA        5,465(3) Dade Cnty. Sch. Brd., COP, Ser. A, 5.75%, 5/01/04, MBIA ....................        N/A        5,739,616
    AAA        1,515    Delray Beach, Decade of Excellence Prog., GO, 3.50%, 2/01/09, FSA ..........   No Opt. Call    1,590,705
                        Escambia Cnty. Util. Sys., Ser. B, FGIC,
    AAA        1,595      6.125%, 1/01/09 ..........................................................   No Opt. Call    1,887,220
    AAA        5,235      6.25%, 1/01/12 ...........................................................   No Opt. Call    6,420,937
    AAA        5,060      6.25%, 1/01/13 ...........................................................   No Opt. Call    6,266,557
                        Florida Brd. of Ed.,
    AAA        8,720      GO, 3.50%, 1/01/09, FSA ..................................................   No Opt. Call    9,149,547
    AAA        4,190      Lottery, Ser. A, 5.00%, 7/01/08, FGIC ....................................   No Opt. Call    4,732,563
                        Florida Dept. of Env. Protection Presvtn., Ser. B, FGIC,
    AAA        5,905      4.00%, 7/01/08 ...........................................................   No Opt. Call    6,391,926
    AAA        6,140      4.00%, 7/01/09 ...........................................................   No Opt. Call    6,638,507
                        Florida Div. of Bond Fin. Dept., Gen. Svc. Rev.,
    AAA        8,000      Dept. of Env. Presvtn., Ser. B, 5.25%, 7/01/10, FSA ......................    07/08 @ 101    9,055,280
    AAA        2,000      Nat. Res. & Presvtn., Ser. A, 5.00%, 7/01/11, AMBAC ......................    07/07 @ 101    2,190,240
    AAA        1,090    Florida Mun. Loan Council, Ser. C, 3.50%, 11/01/08, MBIA ...................   No Opt. Call    1,155,531
    AAA        6,000    Greater Orlando Aviation Auth., Orlando Arpt. Facs. Rev., Ser. C,
                          3.50%, 10/01/08, MBIA ....................................................   No Opt. Call    6,312,720
                        Hillsborough Cnty. Cap Impvt., FGIC,
    AAA        2,630(3)   6.25%, 8/01/04 ...........................................................        N/A        2,806,604
    AAA        1,500(3)   6.60%, 8/01/04 ...........................................................        N/A        1,606,335
    AAA        5,000(3) Hillsborough Cnty. Sch. Brd., COP, 5.875%, 7/01/04, MBIA ...................        N/A        5,344,800
    AAA        3,000    Hillsborough Cnty. Sch. Dist. Sales Tax, 4.00%, 10/01/09, AMBAC ............   No Opt. Call    3,253,020
    AAA       10,000    Hillsborough Cnty. Util., 4.50%, 8/01/08, AMBAC ............................   No Opt. Call   11,076,500
                        Indian River Cnty. Sch. Dist., GO, FSA,
    AAA          950      3.25%, 4/01/08 ...........................................................   No Opt. Call      992,627
    AAA        1,000      3.25%, 4/01/09 ...........................................................   No Opt. Call    1,038,080
                        Indian Trace Cmnty. Dev. Dist., Wtr. Mgmt. Spec. Benefit, Ser. A, MBIA,
    AAA        3,000      5.625%, 5/01/08 ..........................................................    05/05 @ 102    3,265,110
    AAA        2,910      5.75%, 5/01/09 ...........................................................    05/05 @ 102    3,171,463
                        Jacksonville Beach Utils., AMBAC,
    AAA        1,100      3.10%, 4/01/09 ...........................................................   No Opt. Call    1,133,121
    AAA        1,155      3.10%, 10/01/09 ..........................................................   No Opt. Call    1,192,688
    AAA        5,895    Jacksonville Excise Tax, 4.25%, 10/01/08, AMBAC ............................   No Opt. Call    6,476,836
                        Jacksonville Sales Tax,
    AAA        1,155      3.125%, 10/01/08, FGIC ...................................................   No Opt. Call    1,205,011
    AAA        1,000      3.375%, 10/01/09, FGIC ...................................................   No Opt. Call    1,048,430
    AAA        2,000      4.10%, 10/01/08, AMBAC ...................................................   No Opt. Call    2,182,620
    AAA          825    Lake Cnty. Sch. Brd., COP, 3.50%, 7/01/09, AMBAC ...........................   No Opt. Call      866,811
    AAA        2,000    Lakeland Elec. & Wtr., 5.90%, 10/01/08, FSA ................................   No Opt. Call    2,359,900
    AAA        3,000    Lee Cnty. Arprt., 4.25%, 10/01/09, FSA .....................................   No Opt. Call    3,259,920
                        Miami, GO, FGIC,
    AAA        1,345      5.90%, 12/01/08 ..........................................................   No Opt. Call    1,598,116
    AAA        1,000      6.00%, 12/01/09 ..........................................................   No Opt. Call    1,204,210
    AAA        2,000    Miami Dade Cnty., Edl. Fac., Ser. A, 4.875%, 4/01/09, AMBAC ................   No Opt. Call    2,249,000
                        Miami Dade Cnty., Pub. Svc. Tax Rev., Pub. Impvt., AMBAC,
    AAA        1,535      3.40%, 4/01/08 ...........................................................   No Opt. Call    1,614,191
    AAA        1,595      3.625%, 4/01/09 ..........................................................   No Opt. Call    1,725,742
    AAA        4,775    Miami Dade Cnty., Sch. Brd., COP, Ser. C, 5.25%, 8/01/11, FSA ..............    08/08 @ 101    5,387,203
    AAA        1,000    Orange Cnty., Pub. Svc. Tax Rev., 5.70%, 10/01/08, FGIC ....................    10/05 @ 102    1,104,360
    AAA        4,895    Orange Cnty., Sales Tax Rev., Ser. A, 3.25%, 1/01/09, FGIC .................   No Opt. Call    5,073,716

                       See Notes to Financial Statements.

              PRINCIPAL
               AMOUNT                                                                                  OPTION CALL
  RATING(1)     (000)                                    DESCRIPTION                                   PROVISIONS(2)       VALUE
------------------------------------------------------------------------------------------------------------------------------------
                        FLORIDA (CONTINUED)
                        Orange Cnty., Tourist Dev., Tax Rev., Ser. A,
    AAA      $ 5,130      4.00%, 10/01/08, AMBAC ...................................................   No Opt. Call  $ 5,559,894
    AAA        5,340      4.00%, 10/01/09, AMBAC ...................................................   No Opt. Call    5,774,302
    AAA        1,005      5.85%, 10/01/08, MBIA ....................................................        ETM        1,187,357
    AAA          495      5.85%, 10/01/08, MBIA ....................................................   No Opt. Call      580,175
                        Orlando Wst. Wtr. Sys., Ser. A, AMBAC,
    AAA        1,100      3.25%, 10/01/08 ..........................................................   No Opt. Call    1,154,395
    AAA        1,280      3.50%, 10/01/09 ..........................................................   No Opt. Call    1,351,181
                        Osceola Cnty., AMBAC,
    AAA        1,810      3.75%, 10/01/08 ..........................................................   No Opt. Call    1,944,085
    AAA        1,535      3.875%, 10/01/09 .........................................................   No Opt. Call    1,653,440
                        Osceola Cnty. Gas Tax, FGIC,
    AAA          640      3.10%, 4/01/08 ...........................................................   No Opt. Call      664,416
    AAA          535      3.30%, 4/01/09 ...........................................................   No Opt. Call      556,796
    AAA        2,000    Osceola Cnty. Trans., Osceola Pkwy. Proj., 5.95%, 4/01/08, MBIA ............    07/03 @ 101    2,031,700
                        Palm Beach Cnty. Sch. Brd., COP, Ser. D, FSA,
    AAA        1,770      3.00%, 8/01/08 ...........................................................   No Opt. Call    1,831,136
    AAA          850      3.30%, 8/01/09 ...........................................................   No Opt. Call      885,096
    AAA        7,085    Pasco Cnty. Solid Wst. Disp. & Res. Rec. Sys., 6.00%, 4/01/09, FGIC ........    07/03 @ 101    7,197,793
                        Polk Cnty. Sch. Brd., COP, Ser. A, FSA,
    AAA        2,000      3.20%, 1/01/08 ...........................................................   No Opt. Call    2,072,200
    AAA        2,000      3.375%, 1/01/09 ..........................................................   No Opt. Call    2,075,340
    AAA        1,020    Sebring Wtr. & Wstwtr., 3.625%, 1/01/09, FGIC ..............................   No Opt. Call    1,076,753
    AAA        1,0003   Seminole Cnty. Sch. Brd., COP, Ser. A, 5.90%, 7/01/04, MBIA ................        N/A        1,069,730
    AAA        2,000    Seminole Cnty. Wtr. & Swr., 6.00%, 10/01/09, MBIA ..........................   No Opt. Call    2,398,500
                        So. Florida Wtr. Mgmt. Dist., AMBAC,
    AAA        1,250      3.00%, 10/01/08 ..........................................................   No Opt. Call    1,296,425
    AAA        1,000      3.30%, 10/01/09 ..........................................................   No Opt. Call    1,044,120
    AAA          500    St. Petersburg Hlth. Facs. Auth., All Childrens Hosp.,
                          3.10%, 11/15/08, AMBAC ...................................................   No Opt. Call      518,940
    AAA        1,370    Village Ctr. Cmnty. Dev. Dist. Rec., Ser. A, 5.50%, 11/01/08, MBIA .........   No Opt. Call    1,592,858
    AAA        4,065    Volusia Cnty. Edl. Fac. Auth., Embry Riddle Aero. Univ., 6.50%,
                          10/15/08, CONNIE LEE .....................................................     07/03 @ 102   4,161,788
    AAA        2,370    Volusia Cnty. Sales Tax, Ser. B, 4.00%, 10/01/08, MBIA .....................   No Opt. Call    2,574,744
                                                                                                                    ------------
                                                                                                                     202,695,437
                                                                                                                    ------------
                        PUERTO RICO--17.2%
                        Puerto Rico Mun. Fin. Agcy., Ser. A, FSA,
    AAA       10,000      3.50%, 8/01/08 ...........................................................   No Opt. Call   10,638,500
    AAA       12,000      3.75%, 8/01/09 ...........................................................   No Opt. Call   12,846,720
    AAA        1,500      5.625%, 8/01/10 ..........................................................    08/09 @ 101    1,747,905
                                                                                                                    ------------
                                                                                                                      25,233,125
                                                                                                                    ------------
                        TOTAL INVESTMENTS--155.1% (COST $212,080,502) ..............................                 227,928,562
                        Other assets in excess of liabilities--2.2% ................................                   3,160,235
                        Preferred shares at redemption value, including dividends payable--(57.3)% .                 (84,159,223)
                                                                                                                    ------------
                        NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS--100% .........................                $146,929,574
                                                                                                                    ============

------------------------
(1)  Using the higher of S&P's, Moody's or Fitch's rating.
(2) Date (month/year) and price of the earliest call or redemption. There may be other call provisions at varying prices at later dates.
(3) This bond is prerefunded. U.S. government securities, held in escrow, are used to pay interest on this security, as well as retire the bond in full at the date indicated, typically at a premium to par.

Securities that are covered by insurance, which ensures the timely payment of principal and interest, represent approximately 100.0% of the Trust's total investments.

                              KEY TO ABBREVIATIONS

AMBAC        -- American Municipal Bond Assurance Corporation
CONNIE LEE   -- College Construction Loan Insurance Association
COP          -- Certificate of Participation
ETM          -- Escrowed to Maturity
FGIC         -- Financial Guaranty Insurance Company
FSA          -- Financial Security Assurance
GO           -- General Obligation
MBIA         -- Municipal Bond Insurance Association


                       See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS (UNAUDITED)
JUNE 30, 2003
BLACKROCK NEW YORK INSURED MUNICIPAL 2008 TERM TRUST

              PRINCIPAL
               AMOUNT                                                                                  OPTION CALL
  RATING(1)     (000)                                    DESCRIPTION                                   PROVISIONS(2)       VALUE
------------------------------------------------------------------------------------------------------------------------------------
                        LONG-TERM INVESTMENTS--152.6%
                        Albany Cnty., GO, FGIC,
    AAA      $ 1,515      3.50%, 6/01/08 ...........................................................   No Opt. Call  $ 1,602,112
    AAA        2,030      3.50%, 6/01/09 ...........................................................   No Opt. Call    2,139,478
    AAA        1,0753   Babylon, GO, Ser. A, 5.875%, 1/15/04, AMBAC ................................        N/A        1,125,084
    AAA        1,000    Bath Central Sch. Dist., 4.00%, 6/15/08, FGIC ..............................   No Opt. Call    1,081,260
    AAA        2,250    Central Square Central Sch. Dist., 3.75%, 5/15/09, FGIC ....................   No Opt. Call    2,400,997
    AAA        1,960    East Greenbush Central Sch. Dist., Ser. C, 4.00%, 6/15/09, FSA .............   No Opt. Call    2,120,269
                        Elmira City Sch. Dist., FGIC,
    AAA        2,125      3.25%, 6/15/08 ...........................................................   No Opt. Call    2,223,366
    AAA        1,500      3.25%, 6/15/09 ...........................................................   No Opt. Call    1,560,795
                        Erie Cnty., GO,
    AAA        3,825      Pub. Impvt., Ser. A, 3.25%, 9/01/09, FGIC ................................   No Opt. Call    3,974,099
    AAA        1,000      Pub. Impvt., Ser. A, 3.75%, 10/01/08, FGIC ...............................   No Opt. Call    1,071,000
    AAA          785      Ser. B, 5.70%, 5/15/08, MBIA .............................................    05/04 @ 102      828,693
    AAA        1,185    Evans & Brant Central Sch. Dist., Ser. C, 3.75%, 12/15/08, FGIC ............   No Opt. Call    1,272,311
                        Fayetteville-Manlius Central Sch. Dist., GO, FGIC,
    AAA        1,125      3.75%, 6/15/09 ...........................................................   No Opt. Call    1,201,523
    AAA        1,000      4.00%, 6/15/08 ...........................................................   No Opt. Call    1,081,260
    AAA        1,0704   Highland Central Sch. Dist., GO, 3.50%, 6/15/09, FSA .......................   No Opt. Call    1,128,080
    AAA       12,500    Long Island Pwr. Auth., Elec. Sys., 5.00%, 4/01/08, MBIA ...................   No Opt. Call   13,939,000
                        Lowville Central Sch. Dist., GO, FGIC,
    AAA        1,255      3.30%, 6/15/08 ...........................................................   No Opt. Call    1,316,030
    AAA        1,305      3.60%, 6/15/09 ...........................................................   No Opt. Call    1,383,000
                        Met. Transp. Auth.,
    AAA        2,500      Commuter Fac. Rev., Ser. A, 6.10%, 7/01/08, MBIA .........................        ETM        2,975,725
    AAA       12,000      Ser. A, 3.50%, 11/15/09, FSA .............................................   No Opt. Call   12,629,160
    AAA       26,075      Ser. K, 6.00%, 7/01/08, MBIA .............................................        ETM       30,913,477
    AAA        1,500    Middletown Sch. Dist., GO, Ser. A, 3.00%, 11/01/09, FSA ....................   No Opt. Call    1,538,190
                        Monroe Cnty., GO, Pub. Impvt., FGIC,
    AAA        1,225      4.00%, 3/01/09 ...........................................................   No Opt. Call    1,320,550
    AAA        2,095      4.00%, 3/01/10 ...........................................................   No Opt. Call    2,241,482
                        Mt. Sinai Union Free Sch. Dist., AMBAC,
    AAA          935      6.00%, 2/15/08 ...........................................................   No Opt. Call    1,087,630
    AAA          930      6.10%, 2/15/09 ...........................................................   No Opt. Call    1,101,092
    AAA        1,075      6.10%, 2/15/10 ...........................................................   No Opt. Call    1,281,518
                        New Paltz Central Sch. Dist., GO, FGIC,
    AAA          500      3.125%, 6/01/08 ..........................................................   No Opt. Call      520,075
    AAA          610      3.50%, 6/01/09 ...........................................................   No Opt. Call      642,897
    AAA        3,000    New York, GO, Ser. A, 4.00%, 3/15/09, FSA ..................................   No Opt. Call    3,227,220
                        New York City, GO,
    AAA        1,000      Ser. A, 5.20%, 8/01/10, FSA ..............................................    08/08 @ 101    1,116,750
    AAA        4,720      Ser. C, 4.75%, 8/15/09, XLCA .............................................    08/08 @ 101    5,193,180
    AAA       12,755      Ser. C, 5.00%, 8/01/08, FSA ..............................................   No Opt. Call   14,231,264
    AAA           45      Ser. C-1, 6.25%, 8/01/10, FSA ............................................   07/03 @ 101.5      45,491
    AAA           50      Ser. C-1, 6.375%, 8/01/08, MBIA ..........................................   07/03 @ 101.5      50,551
    AAA          1703     Ser. D, 5.75%, 8/15/03, MBIA .............................................        N/A          173,514
    AAA        2,830      Ser. D, 5.75%, 8/05/07, MBIA .............................................   08/03 @ 101.5   2,888,496
    AAA        6,895      Ser. E, 6.20%, 8/01/08, MBIA .............................................   No Opt. Call    8,067,012
                        New York City Hlth. & Hosp. Corp., Hlth. Sys., Ser. A,
    AAA        2,810      3.75%, 2/15/09, FSA ......................................................   No Opt. Call    2,962,246
    AAA        2,000      5.00%, 2/15/08, AMBAC ....................................................   No Opt. Call    2,221,560
                        New York City Mun. Wtr. Fin. Auth., Ser. A,
    AAA       11,500      Zero Coupon, 6/15/09, MBIA ...............................................   No Opt. Call    9,714,970
    AAA        1,710      6.00%, 6/15/08, FGIC .....................................................        ETM        2,000,512



                       See Notes to Financial Statements.

              PRINCIPAL
               AMOUNT                                                                                  OPTION CALL
  RATING(1)     (000)                                    DESCRIPTION                                   PROVISIONS(2)       VALUE
------------------------------------------------------------------------------------------------------------------------------------
                        LONG-TERM INVESTMENTS (CONTINUED)
                        New York City Transl. Fin. Auth.,
    AAA      $ 4,000      Ser. B, 4.00%, 5/01/09, MBIA .............................................   No Opt. Call  $ 4,300,400
    AAA        7,800      Ser. B, 5.25%, 5/01/11, MBIA .............................................   No Opt. Call    8,947,536
    AAA        2,000      Ser. C, 5.00%, 8/01/09, FSA ..............................................   No Opt. Call    2,268,100
    AAA        3,300      Ser. C, 5.50%, 2/01/09, FSA ..............................................   No Opt. Call    3,793,416
                        New York Dorm. Auth.,
    AAA        3,150(3)   City Univ., Ser. 1, 6.125%, 7/01/04, AMBAC ...............................        N/A        3,376,674
    AAA        1,070      Hosp. Lutheran Medical, 3.00%, 2/01/09, MBIA .............................   No Opt. Call    1,089,067
    AAA        1,625      Sch. Dist. Fin., Ser. C, 3.50%, 10/01/08, MBIA ...........................   No Opt. Call    1,717,105
    AAA        2,970      Secured Hosp., 4.00%, 2/15/09, XLCA ......................................   No Opt. Call    3,185,414
    AAA        3,500      Secured Hosp., 5.00%, 2/15/10, MBIA ......................................   02/08 @ 101.5   3,864,945
    AAA        5,000      Secured Hosp., 5.125%, 2/15/09, FSA ......................................   02/08 @ 101.5   5,592,100
    AAA        1,600      St. Univ. Edl. Facs., Ser. A, 5.50%, 5/15/07, FGIC .......................   No Opt. Call    1,810,528
    AAA        2,500      St. Univ. Edl. Facs., Ser. A, 5.50%, 5/15/08, AMBAC ......................   No Opt. Call    2,860,675
    AAA        6,000      St. Univ. Edl. Facs., Ser. A, 5.50%, 5/15/08, CONNIE LEE .................   No Opt. Call    6,865,620
    AAA        5,000      St. Univ. Edl. Facs., Ser. A, 5.50%, 5/15/08, FGIC .......................   No Opt. Call    5,721,350
    AAA        5,000      St. Univ. Edl. Facs., Ser. A, 5.50%, 5/15/09, AMBAC ......................   No Opt. Call    5,783,750
    AAA          500      W.K. Nursing Home, 5.65%, 8/01/09 ........................................    08/06 @ 102      544,845
    AAA        1,000      Winthrop Univ. Hosp. Assoc., Ser. A, 4.125%, 7/01/08, AMBAC ..............   No Opt. Call    1,083,410
                        New York Env. Facs. Corp.,
    AAA        1,630      Clean Wtr. & Drinking, 3.875%, 4/15/10 ...................................   No Opt. Call    1,731,337
    AAA        6,000      Mun. Wtr. Proj., 4.00%, 6/15/09 ..........................................   No Opt. Call    6,476,820
    AAA        4,170(3)   PCR, Ser. D, 6.60%, 11/15/04 .............................................        N/A        4,577,493
    AAA          830      PCR, Ser. D, 6.60%, 5/15/08 ..............................................    11/04 @ 102      901,861
                        New York Hsg. Fin. Agcy.,
    AAA        1,860      Hsg. Proj. Mtge., Ser. A, 5.80%, 5/01/09, FSA ............................    05/06 @ 102    2,012,055
    AAA        4,845      Hsg. Proj. Mtge., Ser. A, 5.80%, 11/01/09, FSA ...........................    05/06 @ 102    5,239,722
    AAA        3,915      Multifamily Mtge. Hsg., Ser. C, 6.30%, 8/15/08 ...........................    07/03 @ 102    3,958,692
                        New York Med. Care Fac. Fin. Agcy.,
    AAA        3,000      Mental Hlth. Fac., 5.25%, 8/15/07, FGIC ..................................    02/04 @ 102    3,127,800
    AAA        5,000(3)   New York Hosp., Ser. A, 6.50%, 2/15/05, AMBAC ............................        N/A        5,526,200
    AAA          250      New York Pwr. Auth., Ser. CC, 5.125%, 1/01/11, MBIA ......................        ETM          287,228
                        New York Thruway Auth.,
    AAA        2,000      Hwy. & Brdg. Trust Fund, Ser. A, 3.90%, 4/01/09, FSA .....................   No Opt. Call    2,137,560
    AAA        5,000      Hwy. & Brdg. Trust Fund, Ser. A, 5.625%, 4/01/04, AMBAC ..................        N/A        5,276,100
    AAA        2,000      Hwy. & Brdg. Trust Fund, Ser. B, 4.00%, 4/01/09, MBIA ....................   No Opt. Call    2,148,160
    AAA        2,900      Hwy. & Brdg. Trust Fund, Ser. B, 5.25%, 4/01/11, MBIA ....................   No Opt. Call    3,322,588
    AAA        1,000      Hwy. & Brdg. Trust Fund, Ser. B, 6.00%, 4/01/04, FGIC ....................        N/A        1,058,000
    AA         4,955      Ser. A, 3.75%, 3/15/09, MBIA .............................................   No Opt. Call    5,224,502
    AAA        6,940(3)   Svc. Contract Rev., Local Hwy. & Brdg., 5.75%, 4/01/04, MBIA .............        N/A        7,329,612
    AAA        3,410      Svc. Contract Rev., Local Hwy. & Brdg., Ser. A, 5.375%, 4/01/09, MBIA ....    04/08 @ 101    3,870,316
                        New York Urban Dev. Corp., Correctional Facs., AMBAC,
    AAA        2,000      Ser. A, 5.50%, 1/01/09 ...................................................   No Opt. Call    2,294,880
    AAA        5,140      Svc. Contract Rev., Ser. B, 5.25%, 1/01/10 ...............................    01/09 @101     5,795,247
    AAA        1,040    Newfane Central Sch. Dist., GO, 3.00%, 6/01/08, FSA ........................   No Opt. Call    1,075,745
                        So. Seneca Central Sch. Dist., GO, MBIA,
    AAA        1,185      3.20%, 6/15/08 ...........................................................   No Opt. Call    1,237,093
    AAA        1,045      3.375%, 6/15/09 ..........................................................   No Opt. Call    1,094,533
    AAA        1,030    Sodus Central Sch. Dist., 4.00%, 6/15/09, FGIC .............................   No Opt. Call    1,114,223
    AAA        5,000    Suffolk Cnty. Ind. Dev. Agcy., Southwest, 6.00%, 2/01/08, FGIC .............   No Opt. Call    5,788,400
    AAA        1,675    Suffolk Cnty. Wtr. Auth., Ser. C, 5.75%, 6/01/08, AMBAC ....................        ETM        1,696,072
    AAA        2,265    Triborough Brdg. & Tunl. Auth., Ser. A, 5.125%, 1/01/11, MBIA ..............        ETM        2,564,161
                                                                                                                    ------------
                        TOTAL LONG-TERM INVESTMENTS (COST $272,649,346) ............................                 299,264,254
                                                                                                                    ------------


                       See Notes to Financial Statements.

               SHARES
                (000)                                    DESCRIPTION                                                       VALUE
------------------------------------------------------------------------------------------------------------------------------------
                        MONEY MARKET FUND--1.0%
               2,000    AIM Tax Free Investment Co. Cash Reserve Portfolio (cost $2,000,000) .......                 $ 2,000,000
                                                                                                                    ------------
                        TOTAL INVESTMENTS--153.6% (COST $274,649,346) ..............................                 301,264,254
                        Other assets in excess of liabilities--2.2% ................................                   4,381,917
                        Preferred shares at redemption value, including dividends payable--(55.8)% .                (109,569,316)
                                                                                                                    ------------
                        NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS--100% .........................                $196,076,855
                                                                                                                    ============

------------------------
(1)  Using the higher of S&P's, Moody's or Fitch's rating.
(2) Date (month/year) and price of the earliest call or redemption. There may be other call provisions at varying prices at later dates.
(3) This bond is prerefunded. U.S. government securities, held in escrow, are used to pay interest on this security, as well as retire the bond in full at the date indicated, typically at a premium to par.
(4) Entire or partial principal amount pledged as collateral for financial futures contracts.

Securities that are covered by insurance, which ensures the timely payment of principal and interest, represent approximately 93.3% of the Trust's total investments.

                              KEY TO ABBREVIATIONS

AMBAC      --  American  Municipal  Bond  Assurance  Corporation
CONNIE LEE --  College Construction Loan Insurance Association
ETM        --  Escrowed to Maturity
FGIC       --  Financial  Guaranty  Insurance Company
FSA        --  Financial Security Assurance
GO         --  General Obligation
MBIA       --  Municipal  Bond Insurance  Association
PCR        --  Pollution Control Revenue
XLCA       --  XL Capital Assurance


                       See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS (UNAUDITED)
JUNE 30, 2003
BLACKROCK NEW YORK MUNICIPAL 2018 TERM TRUST

              PRINCIPAL
               AMOUNT                                                                                  OPTION CALL
  RATING(1)     (000)                                    DESCRIPTION                                   PROVISIONS(2)       VALUE
------------------------------------------------------------------------------------------------------------------------------------
                        LONG-TERM INVESTMENTS--152.7%
                        NEW YORK--144.8%
    NR        $4,0003   Charter Mac Equity Issuer Trust, Ser. A, 6.625%, 6/30/49 ...................    06/09 @ 100  $ 4,389,280
    Aaa        1,320    East Rochester Hsg. Auth., 5.20%, 12/20/24 .................................    12/11 @ 101    1,380,667
                        Long Island Pwr. Auth., Elec. Sys. Rev.,
    AAA        1,900      Zero Coupon, 6/01/18, FSA ................................................   No Opt. Call    1,002,193
    A-         2,500      Ser. C, 5.50%, 9/01/18 ...................................................    09/13 @ 100    2,677,700
    AAA        5,000    Met. Transp. Auth., Ser. A, 5.125%, 11/15/21, FGIC .........................    11/12 @ 100    5,409,050
                        New York City, GO,
    A+         4,000      Ser. B, 5.375%, 12/01/20 .................................................    12/11 @ 100    4,203,320
     A         5,000      Ser. G, 5.75%, 8/01/18 ...................................................    08/12 @ 100    5,474,650
    A-         4,000    New York City Ind. Dev. Agcy., Civic Fac. Rev.,
                          YMCA of Greater New York Proj., 5.25%, 8/01/21 ...........................    02/11 @ 100    4,128,600
                        New York City Transl. Fin. Auth.,
    AA+        3,000      Ser. B, 5.00%, 5/01/18 ...................................................    11/11 @ 101    3,239,460
    AA+        1,895      Ser. C, 5.00%, 5/01/19 ...................................................    05/09 @ 101    2,010,292
                        New York Dorm. Auth.,
    AA-        1,800      City Univ., Ser. A, 5.125%, 7/01/21 ......................................    07/11 @ 100    1,904,814
    AA-        3,750      Mental Hlth. Svcs. Facs., Ser. A, 5.00%, 2/15/18 .........................    02/08 @ 102    3,970,200
    AAA        2,620      Mental Hlth. Svcs. Facs., Ser. B, 5.50%, 8/15/20, MBIA ...................    08/11 @ 100    2,902,017
    AA-        3,230      Upstate Cmnty. Colleges, Ser. A, 5.00%, 7/01/19 ..........................    07/09 @ 101    3,414,982
    AAA        1,000      Willow Towers Inc. Proj., 5.25%, 2/01/22 .................................    08/12 @ 101    1,055,140
    AA-        3,500    New York Urban Dev. Corp., Correctional Facs., 5.00%, 1/01/19 ..............    01/08 @ 102    3,635,170
    AA         4,180    Niagra Cnty. Ind. Dev. Agcy., Civic Fac. Rev., Niagra Univ. Proj.,
                          Ser. A, 5.35%, 11/01/23, RAA .............................................    11/11 @ 101    4,416,588
    AA         4,130    Oneida Hlth. Care Corp., Residential Hlth. Care Proj., 5.30%, 2/01/21 ......    02/11 @ 101    4,388,951
    AA         3,875    Orange Cnty. Ind. Dev. Agcy., Civic Fac. Rev., St. Lukes Hosp.
                          Newburg Proj., Ser. A, 5.375%, 12/01/21, RAA .............................    12/11 @ 101    4,179,962
                        Port Auth. of NY & NJ,
    AAA        3,885      Ser. 126, 5.00%, 11/15/18, FGIC ..........................................    05/12 @ 101    4,200,967
   Caa2        2,600      Spec. Oblig., Cont'l./Eastern Proj. LaGuardia, 9.125%, 12/01/15 ..........    08/03 @ 100    2,600,026
    A-         4,000    Rockland Tobacco Asset Sec. Corp., Tobacco Settlement Rev.,
                          5.625%, 8/15/35 ..........................................................    08/12 @ 100    3,477,200
    A-         3,000    TSASC Inc., Tobacco Settlement Rev., Ser. 1, 5.75%, 7/15/32 ................    07/12 @ 100    2,758,860
    AAA        3,710    Westchester Cnty. Ind. Dev. Agy., Civic Fac. Rev., Ser. A, 5.125%,
                          12/01/22, AMBAC ..........................................................    12/11 @ 102    4,021,566
                                                                                                                    ------------
                                                                                                                      80,841,655
                                                                                                                    ------------


                       See Notes to Financial Statements.

              PRINCIPAL
               AMOUNT                                                                                  OPTION CALL
  RATING(1)     (000)                                    DESCRIPTION                                   PROVISIONS(2)       VALUE
------------------------------------------------------------------------------------------------------------------------------------
                        PUERTO RICO--7.9%
    A-        $2,000    Children's Trust Fund, Tobacco Settlement Rev., 5.625%, 5/15/43 ............    05/12 @ 100  $ 1,724,060
   BBB+        2,500    Puerto Rico Pub. Fin. Corp., Ser. E, 5.70%, 8/01/25 ........................    02/10 @ 100    2,679,175
                                                                                                                    ------------
                                                                                                                       4,403,235
                                                                                                                    ------------
                        TOTAL INVESTMENTS--152.7% (COST $80,804,183) ...............................                  85,244,890
                        Other assets in excess of liabilities--3.5% ................................                   1,993,336
                        Preferred shares at redemption value, including dividends payable--(56.2)% .                 (31,403,608)
                                                                                                                    ------------
                        NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS--100% .........................                $ 55,834,618
                                                                                                                    ============

------------------------
(1)  Using the higher of S&P's, Moody's or Fitch's rating.
(2) Date (month/year) and price of the earliest call or redemption. There may be other call provisions at varying prices at later dates.
(3) Security is not registered under the Securities Act of 1933. These securities may be resold in transactions in accordance with Rule 144A under that Act, to qualified institutional buyers. As of June 30, 2003, the Trust held 7.9% of its net assets, with a current market value of $4,389,280, in securities restricted as to resale.

                              KEY TO ABBREVIATIONS

AMBAC    --   American Municipal Bond Assurance Corporation
FGIC     --   Financial Guaranty Insurance Company
FSA      --   Financial Security Assurance
GO       --  General Obligation
MBIA     --  Municipal Bond Insurance Association
RAA      --  Radian Asset Assurance



                       See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS (UNAUDITED)
JUNE 30, 2003
BLACKROCK PENNSYLVANIA STRATEGIC MUNICIPAL TRUST

              PRINCIPAL
               AMOUNT                                                                                  OPTION CALL
  RATING(1)     (000)                                    DESCRIPTION                                   PROVISIONS(2)       VALUE
------------------------------------------------------------------------------------------------------------------------------------
                        LONG-TERM INVESTMENTS--140.5%
                        PENNSYLVANIA--134.0%
    AAA       $2,1503   Allegheny Cnty. Port Auth., 6.125%, 3/01/29, MBIA ..........................        N/A      $ 2,590,277
    AAA        1,800    Allegheny Cnty. San. Auth., 5.375%, 12/01/24, MBIA .........................    12/07 @ 102    1,915,020
   BBB+        1,400    Bucks Cnty. Ind. Dev. Auth., Pennswood Vlg. Proj., Ser. A,
                          6.00%, 10/01/34 ..........................................................    10/12 @ 101    1,460,676
    NR         1,250    Dauphin Cnty. Gen. Auth., Hotel & Conf. Ctr., Hyatt Regency,
                          6.20%, 1/01/19 ...........................................................    01/09 @ 102    1,209,400
    AAA        2,500    Delaware Cnty. Hlth. Facs. Auth., Mercy Hlth. Corp. Proj.,
                          6.00%, 12/15/26 ..........................................................    12/06 @ 102    2,814,675
    AAA        1,250    Delaware Cnty. Ind. Dev. Auth., Wtr. Facs., 6.00%, 6/01/29, FGIC ...........    06/09 @ 101    1,407,713
                        Lehigh Cnty. Gen. Purp. Auth., Kidspeace Oblig. Grp.,
    Ba2        1,250      6.00%, 11/01/23 ..........................................................    11/08 @ 102    1,209,662
    Ba2        1,250      6.20%, 11/01/14 ..........................................................    11/09 @ 102    1,243,725
   BBB+        1,250    Montgomery Cnty. Ind. Dev. Auth., Retirement Cmnty. Rev.,
                          5.25%, 11/15/28 ..........................................................    11/08 @ 101    1,221,050
    NR         4,0004   MuniMae TE Bond Subsidiary, LLC, Ser. A, 6.875%, 6/30/49 ...................    06/09 @ 100    4,419,000
                        Pennsylvania Econ. Dev. Fin. Auth., Amtrak Proj., Ser. A,
    A3         1,000      6.25%, 11/01/31 ..........................................................    05/11 @ 101      939,400
    A3         1,000      Exempt Facs. Rev., 6.375%, 11/01/41 ......................................    05/11 @ 101      951,430
                        Pennsylvania Higher Edl. Facs. Auth.,
    AA-        1,250      Lafayette Coll. Proj., 6.00%, 5/01/30 ....................................    05/10 @ 100    1,432,613
    AA           310      Philadelphia Univ., 6.10%, 6/01/30, RAA ..................................    06/10 @ 100      347,575
     A         1,000      Univ. of Pennsylvania Hlth. Svcs., Ser. A, 5.75%, 1/01/22 ................    01/06 @ 101    1,028,350
                        Pennsylvania Hsg. Fin. Agcy., Sngl. Fam. Mtge.,
    AA+        1,235      Ser. 60A, 5.85%, 10/01/27 ................................................   04/07 @ 101.5   1,284,017
    AA+        3,200      Ser. 68A, 6.10%, 4/01/21 .................................................    10/09 @ 100    3,379,488
    AAA        1,250    Philadelphia Arpt. Sys., Ser. B, 5.40%, 6/15/27, FGIC ......................    06/07 @ 102    1,305,238
    AAA        1,250    Philadelphia Pkg. Auth., Pkg. Rev., 5.625%, 9/01/18, FSA ...................    09/09 @ 101    1,420,175
                        Philadelphia Sch. Dist., GO,
    AAA        1,190      Ser. B, 5.50%, 9/01/25, AMBAC ............................................    09/05 @ 101    1,256,485
    AAA        2,800      Ser. C, 5.50%, 3/01/24, MBIA .............................................    03/10 @ 100    3,038,112
    AAA        3,050      Ser. C, 5.75%, 3/01/29, MBIA .............................................    03/10 @ 100    3,446,775
    AAA        2,250    Southeastern Trans. Auth., 5.375%, 3/01/17, FGIC ...........................    03/07 @ 102    2,481,682
    AAA        1,750    Washington Cnty. Auth., Cap. Fdg. & Equip. Proj., 6.15%, 12/01/29, AMBAC ...   No Opt. Call    2,166,202
                                                                                                                    ------------
                                                                                                                      43,968,740
                                                                                                                    ------------
                        PUERTO RICO--6.5%
   BBB+        2,000    Puerto Rico Pub. Fin. Corp., Ser. E, 5.50%, 8/01/29 ........................    02/12 @ 100    2,122,360
                                                                                                                    ------------
                        TOTAL LONG-TERM INVESTMENTS (COST $41,882,535)                                                46,091,100
                                                                                                                    ------------

             -----------
               SHARES
                (000)
             -----------

                        MONEY MARKET FUND--4.6%
    NR         3,000    AIM Tax Free Investment Co. Cash Reserve Portfolio (cost $1,500,000) .......        N/A        1,500,000
                                                                                                                    ------------
                        TOTAL INVESTMENTS--145.1% (COST $43,382,535) ...............................                  47,591,100
                        Other assets in excess of liabilities--8.2% ................................                   2,725,992
                        Preferred shares at redemption value, including dividends payable--(53.3)% .                 (17,502,160)
                                                                                                                    ------------
                        NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS--100% .........................                $32,814,932
                                                                                                                    ============

------------------------
(1)  Using the higher of S&P's, Moody's or Fitch's rating.
(2) Date (month/year) and price of the earliest call or redemption. There may be other call provisions at varying prices at later dates.
(3) This bond is prerefunded. U.S. government securities, held in escrow, are used to pay interest on this security, as well as retire the bond in full at the date indicated, typically at a premium to par.
(4) Security is not registered under the Securities Act of 1933. These securities may be resold in transactions in accordance with Rule 144A under that Act, to qualified institutional buyers. As of June 30, 2003, the Trust held 13.5% of its net assets, with a current market value of $4,419,000, in securities restricted as to resale.

                              KEY TO ABBREVIATIONS

AMBAC    --   American Municipal Bond Assurance Corporation
FGIC     --   Financial Guaranty Insurance Company
FSA      --   Financial Security Assurance
GO       --   General Obligation
MBIA     --   Municipal Bond Insurance Association
RAA      --   Radian Asset Assurance


                       See Notes to Financial Statements.

STATEMENTS OF ASSETS AND LIABILITIES (UNAUDITED)
JUNE 30, 2003
--------------------------------------------------------------------------------


                                                               INSURED             INSURED                               MUNICIPAL
                                                            MUNICIPAL 2008         MUNICIPAL       MUNICIPAL 2018         TARGET
ASSETS                                                        TERM TRUST          TERM TRUST         TERM TRUST         TERM TRUST
                                                  ----------------------------------------------------------------------------------
Investments at value(1)................................      $ 758,879,238      $ 470,489,783      $ 372,180,226       $ 802,478,991
Cash ..................................................            567,280               --              518,362             350,160
Receivable from investments sold ......................          2,230,000            715,000          5,974,672             466,590
Variation margin receivable ...........................               --                1,063               --                  --
Interest receivable ...................................          9,711,148          5,544,049          4,447,308           8,118,929
Other assets ..........................................            150,452            117,912             38,131             135,227
                                                             -------------      -------------      -------------       -------------
                                                               771,538,118        476,867,807        383,158,699         811,549,897
                                                             -------------      -------------      -------------       -------------

LIABILITIES

Payable to custodian ..................................               --               95,516               --                  --
Payable for investments purchased .....................          9,259,449          4,374,027          3,482,375                --
Dividends payable - common shares .....................          1,802,470          1,240,362          1,034,022           2,175,942
Investment advisory fee payable .......................            220,070            136,616            125,335             233,840
Administration fee payable ............................             62,877               --                 --                46,768
Deferred Directors/Trustees fees ......................             81,801             66,066              9,155              69,027
Other accrued expenses ................................            154,086            197,478            107,205             198,292
                                                             -------------      -------------      -------------       -------------
                                                                11,580,753          6,110,065          4,758,092           2,723,869
                                                             -------------      -------------      -------------       -------------

PREFERRED SHARES AT REDEMPTION VALUE
$25,000 liquidation value per share, including
  dividends payable(2),(3) ............................        271,078,102        170,458,349        137,615,561         299,180,148
                                                             -------------      -------------      -------------       -------------

NET ASSETS APPLICABLE TO
  COMMON SHAREHOLDERS .................................      $ 488,879,263      $ 300,299,393      $ 240,785,046       $ 509,645,880
                                                             =============      =============      =============       =============

Composition of Net Assets Applicable to
  Common Shareholders:

  Par value ...........................................      $     272,071      $     258,856      $      15,908       $     454,106
  Paid-in capital in excess of par ....................        377,589,494        239,251,319        225,641,716         420,179,598
  Undistributed net investment income .................         45,300,367         20,634,757          7,394,000          34,103,054
  Accumulated net realized gain (loss) ................          3,277,607            788,795         (2,032,678)          1,011,956
  Net unrealized appreciation .........................         62,439,724         39,365,666          9,766,100          53,897,166
                                                             -------------      -------------      -------------       -------------
Net assets applicable to common shareholders,
  June 30, 2003 .......................................      $ 488,879,263      $ 300,299,393      $ 240,785,046       $ 509,645,880
                                                             =============      =============      =============       =============
Net asset value per common share4 .....................      $       17.97      $       11.60      $       15.14       $       11.22
                                                             =============      =============      =============       =============

(1)Investments at cost ................................      $ 696,439,514      $ 431,120,229      $ 362,414,126       $ 748,581,825
(2)Preferred shares outstanding .......................             10,840              6,816              5,504              11,964
(3)Par value per share ................................               0.01               0.01              0.001                0.01
(4)Common shares outstanding ..........................         27,207,093         25,885,639         15,908,028          45,410,639


                       See Notes to Financial Statements.

                     CALIFORNIA                                                NEW YORK                            PENNSYLVANIA
   STRATEGIC           INSURED          CALIFORNIA       FLORIDA INSURED        INSURED           NEW YORK           STRATEGIC
   MUNICIPAL       MUNICIPAL 2008     MUNICIPAL 2018     MUNICIPAL 2008     MUNICIPAL 2008     MUNICIPAL 2018        MUNICIPAL
     TRUST           TERM TRUST         TERM TRUST         TERM TRUST         TERM TRUST         TERM TRUST            TRUST
------------       ------------        ------------       ------------       ------------        -----------        -----------
$173,994,586       $284,316,733        $152,878,771       $227,928,562       $301,264,254        $85,244,890        $47,591,100
     649,587            326,687             671,499            374,232            823,856          1,056,428          2,303,202
      97,006                 --           4,183,237                 --            330,000                --                  --
          --                 --                  --                 --              1,063                --                  --
   2,306,976          3,485,000           1,540,332          3,463,231          4,092,537          1,191,478            612,325
      42,741             62,967              15,307             51,983             64,505             21,053             16,369
------------       ------------        ------------       ------------       ------------        -----------        -----------
 177,090,896        288,191,387         159,289,146        231,818,008        306,576,215         87,513,849         50,523,006
------------       ------------        ------------       ------------       ------------        -----------        -----------



          --                 --                  --                 --                 --                 --                  --
          --                 --           8,741,037                 --                 --                 --                  --
     544,857            669,957             394,023            544,193            703,568            222,523            141,925
      50,834             83,493              49,909             66,981             88,664             28,955             14,242
          --             23,855                  --             19,137             25,333                 --                  --
      16,815             30,476               3,790             23,855             30,628              3,623              9,091
      73,669             54,596              37,542             75,045             81,851             20,522             40,656
------------       ------------        ------------       ------------       ------------        -----------        -----------
     686,175            862,377           9,226,301            729,211            930,044            275,623            205,914
------------       ------------        ------------       ------------       ------------        -----------        -----------



  62,008,484        104,562,894          55,533,259         84,159,223        109,569,316         31,403,608         17,502,160
------------       ------------        ------------       ------------       ------------        -----------        -----------



$114,396,237       $182,766,116        $ 94,529,586       $146,929,574       $196,076,855        $55,834,618        $32,814,932
============       ============        ============       ============       ============        ===========        ===========




$      7,242       $    104,071         $     6,433       $     87,071       $    112,571        $     3,633        $     2,015
 102,593,420        144,174,166          91,213,865        120,583,337        155,947,555         51,482,732         28,362,834
   3,568,251         16,384,597           2,055,521          9,472,157         13,087,768          1,062,242            739,545
  (2,735,184)         1,140,261          (1,421,126)           938,949            317,941         (1,154,696)          (498,027)
  10,962,508         20,963,021           2,674,893         15,848,060         26,611,020          4,440,707          4,208,565
------------       ------------        ------------       ------------       ------------        -----------        -----------

$114,396,237       $182,766,116        $ 94,529,586       $146,929,574       $196,076,855        $55,834,618        $32,814,932
============       ============        ============       ============       ============        ===========        ===========
      $15.80             $17.56              $14.69             $16.87             $17.42             $15.37             $16,28
      ======             ======              ======             ======             ======             ======             ======

$163,032,078       $263,353,712        $150,203,878       $212,080,502       $274,649,346        $80,804,183        $43,382,535
       2,480              4,182               2,221              3,366              4,382              1,256                700
       0.001               0.01               0.001               0.01               0.01              0.001              0.001
   7,242,261         10,407,093           6,433,028          8,707,093         11,257,093          3,633,028          2,015,492


                       See Notes to Financial Statements.

STATEMENTS OF OPERATIONS (UNAUDITED)
FOR THE SIX MONTHS ENDED JUNE 30, 2003
--------------------------------------------------------------------------------

                                                          INSURED                INSURED                                 MUNICIPAL
                                                       MUNICIPAL 2008           MUNICIPAL       MUNICIPAL 2018            TARGET
INVESTMENT INCOME                                        TERM TRUST            TERM TRUST         TERM TRUST            TERM TRUST
                                                       --------------          -----------      --------------         ------------
  Interest Income                                        $17,148,072           $10,888,996        $10,747,470          $16,722,545
                                                         -----------           -----------        -----------          -----------

EXPENSES

  Investment advisory                                      1,309,595               807,847            737,676            1,401,675
  Administration                                             374,170               230,813                 --              280,335
  Transfer agent                                              12,715                14,773              8,429               14,097
  Custodian                                                   79,596                68,765             43,729               92,130
  Reports to shareholders                                     39,259                20,548             21,344               51,572
  Directors/Trustees                                          39,208                20,943             17,632               35,704
  Registration                                                15,621                15,879             15,620               17,852
  Independent accountants                                     26,811                27,509             22,498               24,751
  Legal                                                       28,478                20,264             13,187               36,364
  Insurance                                                    9,058                 7,227             16,105                5,322
  Auction agent                                              350,337               211,323            177,442              371,032
  Miscellaneous                                               49,926                39,023             20,412               87,779
                                                         -----------           -----------        -----------          -----------
    Total expenses                                         2,334,774             1,484,914          1,094,074            2,418,613
    Less fees waived by Advisor                                   --                    --                 --                   --
    Less fees paid indirectly                                 (5,255)               (1,452)            (4,048)              (3,731)
                                                         -----------           -----------        -----------          -----------
    Net expenses                                           2,329,519             1,483,462          1,090,026            2,414,882
                                                         -----------           -----------        -----------          -----------
Net investment income                                     14,818,553             9,405,534          9,657,444           14,307,663
                                                         -----------           -----------        -----------          -----------

REALIZED AND UNREALIZED GAIN (LOSS)
  Net realized gain (loss) on:
    Investments                                            1,950,182                43,441            988,560              541,201
    Futures                                                       --                28,817                 --                   --
                                                         -----------           -----------        -----------          -----------
                                                           1,950,182                72,258            988,560              541,201
                                                         -----------           -----------        -----------          -----------
  Net change in unrealized appreciation/depreciation on:
    Investments                                            4,836,021             6,729,137          3,834,408            2,421,253
    Futures                                                       --               (15,560)                --                   --
                                                         -----------           -----------        -----------          -----------
                                                           4,836,021             6,713,577          3,834,408            2,421,253
                                                         -----------           -----------        -----------          -----------
Net gain (loss)                                            6,786,203             6,785,835          4,822,968            2,962,454
                                                         -----------           -----------        -----------          -----------

DIVIDENDS TO PREFERRED SHAREHOLDERS FROM
  NET INVESTMENT INCOME                                   (1,301,284)             (821,026)          (724,181)          (1,520,289)
                                                         -----------           -----------        -----------          -----------

NET INCREASE IN NET ASSETS
  APPLICABLE TO COMMON SHAREHOLDERS
  RESULTING FROM OPERATIONS                              $20,303,472           $15,370,343        $13,756,231          $15,749,828
                                                         ===========           ===========        ===========          ===========


                       See Notes to Financial Statements

                     CALIFORNIA                                                NEW YORK
   STRATEGIC           INSURED          CALIFORNIA       FLORIDA INSURED        INSURED           NEW YORK               STRATEGIC
   MUNICIPAL       MUNICIPAL 2008     MUNICIPAL 2018     MUNICIPAL 2008     MUNICIPAL 2008     MUNICIPAL 2018            MUNICIPAL
     TRUST           TERM TRUST         TERM TRUST         TERM TRUST         TERM TRUST         TERM TRUST                TRUST
--------------     --------------     --------------     ---------------    --------------     ---------------           ----------
  $4,958,236         $5,948,036          $3,822,172         $4,603,792         $6,673,439         $2,198,441             $1,334,855
  ----------         ----------          ----------         ----------         ----------         ----------             ----------


     509,561            496,068             294,998            397,322            526,743            170,780                147,010
          --            141,734                  --            113,521            150,498                 --                     --
       8,429              9,386               7,933              8,952             10,285              7,933                  8,507
      35,179             47,227              24,460             40,966             53,221             20,665                 21,497
      13,400             14,419              11,001             12,005             16,747              9,179                  7,063
       8,175             14,454               7,185             11,368             15,518              6,327                  6,154
      11,763             15,631              11,157             11,158             15,635             11,763                    595
      20,515             20,428              21,755             20,513             20,680             21,507                 13,945
       7,611             15,436               5,956             10,015             15,529              5,415                  5,660
       1,149              3,217               6,268              2,744              3,561              3,549                    333
      79,655            136,360              72,386            108,948            142,557             42,443                 26,786
      15,300             22,985              15,255             21,019             22,875             11,437                  8,516
  ----------         ----------          ----------         ----------         ----------         ----------             ----------
     710,737            937,345             478,354            758,531            993,849            310,998                246,066
    (212,317)                --                  --                 --                 --                 --                (61,254)
      (3,690)           (11,222)             (4,997)            (7,808)            (7,085)            (4,493)                (6,125)
  ----------         ----------          ----------         ----------         ----------         ----------             ----------
     494,730            926,123             473,357            750,723            986,764            306,505                178,687
  ----------         ----------          ----------         ----------         ----------         ----------             ----------
   4,463,506          5,021,913           3,348,815          3,853,069          5,686,675          1,891,936              1,156,168
  ----------         ----------          ----------         ----------         ----------         ----------             ----------


     (99,035)           723,089             100,956            219,953            324,252           (478,150)               175,642
          --                 --                  --                 --             28,817                 --                     --
  ----------         ----------          ----------         ----------         ----------         ----------             ----------
     (99,035)           723,089             100,956            219,953            353,069           (478,150)               175,642
  ----------         ----------          ----------         ----------         ----------         ----------             ----------

   4,912,332            926,520            (154,409)         3,508,899          2,463,627          1,038,598                963,353
          --                 --                  --                 --            (15,560)                --                     --
  ----------         ----------          ----------         ----------         ----------         ----------             ----------
   4,912,332            926,520            (154,409)         3,508,899          2,448,067          1,038,598                963,353
  ----------         ----------          ----------         ----------         ----------         ----------             ----------
   4,813,297          1,649,609             (53,453)         3,728,852          2,801,136            560,448              1,138,995
  ----------         ----------          ----------         ----------         ----------         ----------             ----------


    (332,001)          (383,581)           (245,179)          (307,417)          (527,188)          (163,962)               (82,443)
  ----------         ----------          ----------         ----------         ----------         ----------             ----------

  $8,944,802         $6,287,941          $3,050,183         $7,274,504         $7,960,623         $2,288,422             $2,212,720
  ==========         ==========          ==========         ==========         ==========         ==========             ==========


                       See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE SIX MONTHS ENDED JUNE 30, 2003 (UNAUDITED) AND FOR THE YEAR ENDED DECEMBER 31, 2002
--------------------------------------------------------------------------------

                                                                               INSURED                         INSURED
                                                                      MUNICIPAL 2008 TERM TRUST          MUNICIPAL TERM TRUST
                                                                    -----------------------------    ----------------------------
INCREASE IN NET ASSETS APPLICABLE TO                                     2003            2002            2003             2002
   COMMON SHAREHOLDERS                                              ------------     ------------    ------------    ------------

OPERATIONS:
   Net investment income .......................................    $ 14,818,553     $ 34,371,404    $  9,405,534    $ 21,059,940
   Net realized gain (loss) ....................................       1,950,182        2,687,741          72,258       3,435,689
   Net change in unrealized appreciation/depreciation ..........       4,836,021       11,516,251       6,713,577       6,943,379
   Dividends to preferred shareholders from:
      Net investment income ....................................      (1,301,284)      (3,429,311)       (821,026)     (2,026,272)
      Net realized gain ........................................              --         (193,351)             --        (401,327)
                                                                    ------------     ------------    ------------    ------------
         Net increase in net assets resulting
            from operations ....................................      20,303,472       44,952,734      15,370,343      29,011,409
                                                                    ------------     ------------    ------------    ------------
DIVIDENDS AND DISTRIBUTIONS TO
   COMMON SHAREHOLDERS FROM:
   Net investment income .......................................     (10,814,624)     (21,629,022)     (7,441,940)    (14,884,571)
   Net realized gain ...........................................              --       (1,003,044)             --      (2,498,663)
                                                                    ------------     ------------    ------------    ------------
      Total dividends and distributions ........................     (10,814,624)     (22,632,066)     (7,441,940)    (17,383,234)
                                                                    ------------     ------------    ------------    ------------
ADDITIONAL OFFERING COSTS RELATING
   TO THE ISSUANCE OF PREFERRED SHARES .........................              --               --              --              --
                                                                    ------------     ------------    ------------    ------------
      Total increase ...........................................       9,488,848       22,320,668       7,928,403      11,628,175
                                                                    ------------     ------------    ------------    ------------
NET ASSETS APPLICABLE TO
   COMMON SHAREHOLDERS:
Beginning of period ............................................     479,390,415      457,069,747     292,370,990     280,742,815
                                                                    ------------     ------------    ------------    ------------
End of period ..................................................    $488,879,263     $479,390,415    $300,299,393    $292,370,990
                                                                    ============     ============    ============    ============
End of period undistributed net investment income ..............    $ 45,300,367     $ 42,597,722    $ 20,634,757    $ 19,492,189








                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

                Municipal                             Municipal                           Strategic
            2018 Term Trust                       Target Term Trust                    Municipal Trust
   -------------------------------        ------------------------------       ------------------------------
        2003               2002                2003              2002               2003              2002
   ------------       ------------        ------------      ------------       ------------      ------------
   $  9,657,444       $ 18,533,905        $ 14,307,663      $ 31,860,076       $  4,463,506      $  9,124,316
        988,560         (3,021,249)            541,201           990,672            (99,035)          435,409
      3,834,408         14,845,740           2,421,253        26,905,451          4,912,332         2,608,519

       (724,181)        (1,906,541)         (1,520,289)       (3,733,411)          (332,001)         (837,410)
             --                 --                  --          (390,763)                --                --
   ------------       ------------        ------------      ------------       ------------      ------------

     13,756,231         28,451,855          15,749,828        55,632,025          8,944,802        11,330,834
   ------------       ------------        ------------      ------------       ------------      ------------


     (6,204,123)       (12,408,254)        (13,055,476)      (27,169,808)        (3,269,142)       (6,393,453)
             --                 --                  --        (1,682,964)                --                --
   ------------       ------------        ------------      ------------       ------------      ------------
     (6,204,123)       (12,408,254)        (13,055,476)      (28,852,772)        (3,269,142)       (6,393,453)
   ------------       ------------        ------------      ------------       ------------      ------------

             --            (40,134)                 --                --                 --                --
   ------------       ------------        ------------      ------------       ------------      ------------
      7,552,108         16,003,467           2,694,352        26,779,253          5,675,660         4,937,381
   ------------       ------------        ------------      ------------       ------------      ------------


    233,232,938        217,229,471         506,951,528       480,172,275        108,720,577       103,783,196
   ------------       ------------        ------------      ------------       ------------      ------------
   $240,785,046       $233,232,938        $509,645,880      $506,951,528       $114,396,237      $108,720,577
   ============       ============        ============      ============       ============      ============
   $  7,394,000       $  4,664,860        $ 34,103,054      $ 34,371,156       $  3,568,257      $  2,705,894

FOR THE SIX MONTHS ENDED JUNE 30, 2003 (UNAUDITED) AND FOR THE YEAR ENDED DECEMBER 31, 2002
--------------------------------------------------------------------------------

                                                                    California Insured                        California
                                                                Municipal 2008 Term Trust             Municipal 2018 Term Trust
                                                          ----------------------------------       ------------------------------
                                                               2003                 2002              2003               2002
Increase in Net Assets Applicable to                      ------------          ------------       -----------        -----------
   Common Shareholders
Operations:
   Net investment income ............................     $  5,021,913          $ 12,296,157       $ 3,348,815        $ 6,650,751
   Net realized gain (loss) .........................          723,089             2,132,299           100,956         (1,522,082)
   Net change in unrealized appreciation/depreciation          926,520             2,845,882          (154,409)         6,517,313
   Dividends to preferred shareholders from:
      Net investment income .........................         (383,581)           (1,144,907)         (245,179)          (730,547)
      Net realized gain .............................               --              (282,979)               --                 --
                                                          ------------          ------------       -----------        -----------
         Net increase in net assets resulting
            from operations .........................        6,287,941            15,846,452         3,050,183         10,915,435
                                                          ------------          ------------       -----------        -----------
Dividends and Distributions to
   Common Shareholders from:
   Net investment income ............................       (4,019,665)           (8,379,547)       (2,364,134)        (4,728,272)
   Net realized gain ................................               --            (1,455,598)               --                 --
                                                          ------------          ------------       -----------        -----------
         Total dividends and distributions ..........       (4,019,665)           (9,835,145)       (2,364,134)        (4,728,272)
                                                          ------------          ------------       -----------        -----------
Unused (additional) offering costs relating
   to the issuance of preferred shares ..............               --                    --                --             (8,099)
                                                          ------------          ------------       -----------        -----------
         Total increase .............................        2,268,276             6,011,307           686,049          6,179,064
                                                          ------------          ------------       -----------        -----------
Net Assets Applicable to
   Common Shareholders:
Beginning of period .................................      180,497,840           174,486,533        93,843,537         87,664,473
                                                          ------------          ------------       -----------        -----------
End of period .......................................     $182,766,116          $180,497,840       $94,529,586        $93,843,537
                                                          ============           ===========        ==========         ==========
End of period undistributed net investment income ...     $ 16,384,597          $ 15,765,930       $ 2,055,521        $ 1,316,019



                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

             FLORIDA                    NEW YORK INSURED                       NEW YORK                       PENNSYLVANIA
    MUNICIPAL 2008 TERM TRUST       MUNCIPAL 2008 TERM TRUST          MUNICIPAL 2018 TERM TRUST        STRATEGIC MUNICIPAL TRUST
 ------------------------------   ----------------------------   ---------------------------------   ------------------------------
       2003           2002           2003             2002               2003            2002             2003             2002
 --------------   ------------    ------------   -------------   ----------------   --------------   -------------    -------------

 $  3,853,069   $  9,728,220    $  5,686,675     $ 12,692,900       $ 1,891,936     $ 3,676,247      $ 1,156,168      $ 2,349,724
      219,953      2,460,124         353,069        1,241,424          (478,150)       (668,608)         175,642         (124,910)
    3,508,899        746,601       2,448,067        7,115,347         1,038,598       5,602,206          963,353        1,591,396

     (307,417)      (985,695)       (527,188)      (1,285,575)         (163,962)       (415,905)         (82,443)        (217,886)
           --       (327,763)             --         (285,365)               --              --               --               --
 ------------   ------------    ------------     ------------       -----------     -----------      -----------      -----------

    7,274,504     11,621,487       7,960,623       19,478,731         2,288,422       8,193,940        2,212,720        3,598,324
 ------------   ------------    ------------     ------------       -----------     -----------      -----------      -----------


   (3,264,996)    (6,530,070)     (4,221,216)      (8,442,487)       (1,335,134)     (2,670,271)        (851,549)      (1,675,080)
           --     (1,538,717)             --       (1,309,504)               --              --               --               --
 ------------   ------------    ------------     ------------       -----------     -----------      -----------      -----------
   (3,264,996)    (8,068,787)     (4,221,216)      (9,751,991)       (1,335,134)     (2,670,271)        (851,549)      (1,675,080)
 ------------   ------------    ------------     ------------       -----------     -----------      -----------      -----------

           --             --              --               --                --           4,438               --               --
 ------------   ------------    ------------     ------------       -----------     -----------      -----------      -----------
    4,009,508      3,552,700       3,739,407        9,726,740           953,288       5,528,107        1,361,171        1,923,244
 ------------   ------------    ------------     ------------       -----------     -----------      -----------      -----------


  142,920,066    139,367,366     192,337,448      182,610,708        54,881,330      49,353,223       31,453,761       29,530,517
 ------------   ------------    ------------     ------------       -----------     -----------      -----------      -----------
 $146,929,574   $142,920,066    $196,076,855     $192,337,448       $55,834,618     $54,881,330      $32,814,932      $31,453,761
 ============   ============    ============     ============       ===========     ===========      ===========      ===========
 $  9,472,157   $  9,191,501    $ 13,087,768     $ 12,149,497       $ 1,062,242     $   669,402      $   740,965      $   518,789

FINANCIAL HIGHLIGHTS
---------------------------------------------
 BLACKROCK INSURED MUNICIPAL 2008 TERM TRUST
---------------------------------------------

                                            SIX MONTHS ENDED                       YEAR ENDED DECEMBER 31,
                                              JUNE 30, 2003   -----------------------------------------------------------------
                                               (UNAUDITED)     2002          2001(1)        2000(1)      1999(1)         1998(1)
                                             -------------- ---------       ---------      ---------    ---------      ---------
PER COMMON SHARE OPERATING
  PERFORMANCE:
Net asset value, beginning of period(2) ....    $ 17.62     $   16.80      $   16.62      $   16.00     $   17.06      $   16.80
                                                -------     ---------      ---------      ---------     ---------      ---------
Investment operations:
   Net investment income ..................        0.55          1.26           1.33           1.30          1.21           1.20
   Net realized and unrealized gain (loss).        0.25          0.53          (0.08)          0.54         (1.23)          0.11
   Dividends and distributions to preferred
     shareholders:
     From net investment income ...........       (0.05)        (0.13)         (0.27)         (0.38)        (0.24)         (0.25)
     From net realized gain ...............          --         (0.01)          0.00(3)          --            --             --
     In excess of net realized gain .......          --            --             --             --            --            0.00(4)
                                                -------     ---------      ---------      ---------     ---------      ---------
Net increase (decrease) from investment
   operations .............................        0.75          1.65           0.98           1.46         (0.26)          1.06
                                                -------     ---------      ---------      ---------     ---------      ---------
Dividends and distributions to common
   shareholders:
   From net investment income .............       (0.40)        (0.79)         (0.80)         (0.80)        (0.80)         (0.80)
   From net realized gain .................          --         (0.04)          0.003            --            --             --
   In excess of net realized gain .........          --            --             --             --            --           0.00(4)
                                                -------     ---------      ---------      ---------     ---------      ---------
Total dividends and distributions .........       (0.40)        (0.83)         (0.80)         (0.80)        (0.80)         (0.80)
                                                -------     ---------      ---------      ---------     ---------      ---------
Capital charge with respect to issuance of
   preferred shares .......................          --            --             --          (0.04)           --             --
                                                -------     ---------      ---------      ---------     ---------      ---------
Net asset value, end of period(2) .........     $ 17.97     $   17.62      $   16.80      $   16.62      $  16.00      $   17.06
                                                =======     =========      =========      =========      ========      =========
Market price, end of period(2) ............     $ 17.79     $   16.58      $   15.70      $   14.88       $ 13.75      $   16.13
                                                =======     =========      =========      =========      ========      =========
TOTAL INVESTMENT RETURN5 ..................        9.81%        11.15%         11.06%         14.40%       (10.14)%        11.21%
                                                =======     =========      =========      =========      ========      =========
RATIOS TO AVERAGE NET ASSETS
   OF COMMON SHAREHOLDERS:(6)

Expenses after fees paid indirectly .......        0.97%(7)      0.98%          1.01%          1.05%         0.93%          0.88%
Expenses before fees paid indirectly ......        0.97%(7)      0.98%          1.02%          1.05%         0.93%          0.88%
Net investment income before preferred
   share dividends ........................        6.18%(7)      7.34%          7.87%          8.06%         7.30%          7.10%
Preferred share dividends .................        0.54%(7)      0.73%          1.60%          2.40%         1.47%          1.49%
Net investment income available to
   common shareholders ....................        5.64%(7)      6.61%          6.27%          5.66%         5.83%          5.61%
SUPPLEMENTAL DATA:
Average net assets of common
   shareholders (000) .....................    $483,542      $468,417       $460,153       $438,958       $452,317      $458,993
Portfolio turnover ........................          10%           23%             3%             3%             1%            0%
Net assets of common shareholders,
   end of period (000) ....................    $488,879      $479,390       $457,070       $452,057      $435,314       $464,236
Preferred shares outstanding (000) ........    $271,000      $271,000       $271,000       $271,000      $206,000       $206,000
Asset coverage per preferred share,
   end of period ..........................    $ 70,107      $ 69,235       $ 67,178       $ 66,735      $ 77,857       $ 81,361

----------
(1) Amounts have been restated to conform to the presentation under the provision of EITF D-98.
(2) Net asset value and market price are published in BARRON'S on Saturday and THE WALL STREET JOURNAL on Monday.
(3) Actual amount paid to common shareholders was $0.004614 for the year ended December 31, 2001. Actual amount paid to preferred shareholders was $0.001848 per common share for the year ended December 31, 2001.
(4) Actual amount paid to common shareholders was $0.005235 for the year ended December 31, 1998. Actual amount paid to preferred shareholders was $0.001696 per common share for the year ended December 31, 1998.
(5) Total investment return is calculated assuming a purchase of a common share at the current market price on the first day and a sale at the current market price on the last day of each period reported. Dividends and distributions, if any, are assumed for purposes of this calculation to be reinvested at prices obtained under the Trust's dividend reinvestment plan. Total investment returns do not reflect brokerage commissions. Total investment returns for less than a full year are not annualized. Past performance is not a guarantee of future results.
(6) Ratios are calculated on the basis of income and expenses applicable to both the common and preferred shares relative to the average net assets of common shareholders.
(7)  Annualized.

The information above represents the unaudited operating performance for a common share outstanding, total investment returns, ratios to average net assets and other supplemental data for each period indicated. This information has been determined based upon financial information provided in the financial statements and market price data for the Trust's common shares.


                       See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
----------------------------------------
 BLACKROCK INSURED MUNICIPAL TERM TRUST
----------------------------------------

                                            SIX MONTHS ENDED                       YEAR ENDED DECEMBER 31,
                                              JUNE 30, 2003 --------------------------------------------------------------------
                                               (UNAUDITED)     2002          2001(1)        2000(1)      1999(1)         1998(1)
                                             -------------- ---------       ---------      ---------    ---------      ---------
PER COMMON SHARE OPERATING
   PERFORMANCE:
Net asset value, beginning of period(2).....   $  11.29     $   10.85      $   10.85      $   10.60     $   11.22      $   11.20
                                               --------     ---------      ---------      ---------     ---------      ---------
Investment operations:

   Net investment income ...................       0.36          0.81           0.89           0.89          0.85           0.85
   Net realized and unrealized gain
       (loss) ..............................       0.27          0.41          (0.12)          0.28         (0.68)         (0.03)
   Dividends and distributions to preferred
       shareholders from:
       Net investment income ...............      (0.03)        (0.08)         (0.18)         (0.26)        (0.17)         (0.18)
       Net realized gain ...................         --         (0.02)         (0.01)         (0.01)           --             --
                                               --------     ---------      ---------      ---------     ---------      ---------
Net increase from investment operations ....       0.60          1.12           0.58           0.90          0.00           0.64
                                               --------     ---------      ---------      ---------     ---------      ---------
Dividends and distributions to common
   shareholders from:
   Net investment income ...................      (0.29)        (0.58)         (0.57)         (0.60)        (0.62)         (0.62)
   Net realized gain .......................         --         (0.10)         (0.02)         (0.02)           --             --
                                               --------     ---------      ---------      ---------     ---------      ---------
Total dividends and distributions to
   common shareholders .....................      (0.29)        (0.68)         (0.59)         (0.62)        (0.62)         (0.62)
                                               --------     ---------      ---------      ---------     ---------      ---------
Capital change with respect to issuance of
   preferred shares ........................         --            --           0.01          (0.03)           --             --
                                               --------     ---------      ---------      ---------     ---------      ---------
Net asset value, end of period(2) ..........   $  11.60     $   11.29      $   10.85      $   10.85     $   10.60      $   11.22
                                               ========     =========      =========      =========     =========      =========

Market price, end of period(2) .............   $  11.47     $   10.94      $   10.63      $   10.44     $    9.44      $   11.50
                                               ========     =========      =========      =========     =========      =========

TOTAL INVESTMENT RETURN(3) .................       7.57%         9.51%          7.73%         17.81%       (12.92)%        10.53%
                                               ========     =========      =========      =========     =========      =========
RATIOS TO AVERAGE NET ASSETS
   OF COMMON SHAREHOLDERS:(4)
Expenses after fees paid indirectly ........       1.01%(5)      1.05%          1.06%          1.11%         0.94%          0.93%
Expenses before fees paid indirectly .......       1.01%(5)      1.06%          1.06%          1.11%         0.94%          0.93%
Net investment income before preferred
   share dividends .........................       6.43%(5)      7.32%          8.12%          8.40%         7.74%          7.56%
Preferred share dividends ..................       0.56%(5)      0.70%          1.68%          2.44%         1.51%          1.53%
Net investment income available to
   common shareholders .....................       5.87%(5)      6.62%          6.44%          5.96%         6.23%          6.03%
SUPPLEMENTAL DATA:
Average net assets of common
   shareholders (000) ......................   $295,052      $287,692       $284,390       $274,553      $284,075       $290,004
Portfolio turnover .........................          6%           36%             7%            14%            0%             0%
Net assets of common shareholders,
   end of period (000) .....................    300,299      $292,371       $280,743       $280,965      $274,320       $290,469
Preferred shares outstanding (000) .........    170,400      $170,400       $170,400       $170,400      $130,000       $130,000
Asset coverage per preferred share,
   end of period ...........................   $ 69,067     $  67,895      $  66,195      $  66,242     $  77,768      $  80,868

----------
(1) Amounts have been restated to conform to the presentation under the provisions of EITF D-98.
(2) Net asset value and market price are published in BARRON'S on Saturday and THE WALL STREET JOURNAL on Monday.
(3) Total investment return is calculated assuming a purchase of a common share at the current market price on the first day and a sale at the current market price on the last day of each period reported. Dividends and distributions, if any, are assumed for purposes of this calculation to be reinvested at prices obtained under the Trust's dividend reinvestment plan. Total investment returns do not reflect brokerage commissions. Total investment returns for less than a full year are not annualized. Past performance is not a guarantee of future results.
(4) Ratios are calculated on the basis of income and expenses applicable to both the common and preferred shares relative to the average net assets of common shareholders.
(5)  Annualized.

The information above represents the unaudited operating performance for a common share outstanding, total investment returns, ratios to average net assets and other supplemental data for each period indicated. This information has been determined based upon financial information provided in the financial statements and market price data for the Trust's common shares.


                       See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
-------------------------------------
 BLACKROCK MUNICIPAL 2018 TERM TRUST
-------------------------------------

                                                                                                               FOR THE PERIOD
                                                                SIX MONTHS ENDED                             OCTOBER 30, 2001(1)
                                                                  JUNE 30, 2003          YEAR ENDED               THROUGH
                                                                   (UNAUDITED)        DECEMBER 31, 2002    DECEMBER 31, 2001(2),(3)
                                                               -------------------   -------------------  -------------------------
PER COMMON SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period(4) .......................        $   14.66             $  13.66             $  14.33
                                                                       ---------             --------             --------
Investment operations:
   Net investment income ......................................             0.61                 1.17                 0.10
   Net realized and unrealized gain (loss) ....................             0.31                 0.73                (0.55)
   Dividends to preferred shareholders from net investment
     income ...................................................            (0.05)               (0.12)               (0.01)
                                                                       ---------             --------             --------
Net increase (decrease) from investment operations ............             0.87                 1.78                (0.46)
                                                                       ---------             --------             --------
Dividends to common shareholders from net investment
     income ...................................................            (0.39)               (0.78)               (0.07)
                                                                       ---------             --------             --------
Capital charges with respect to issuance of:
   Common shares ..............................................               --                   --                (0.03)
   Preferred shares ...........................................               --                   --                (0.11)
                                                                       ---------             --------             --------
Total capital charges .........................................               --                (0.00)(5)            (0.14)
                                                                       ---------             --------             --------
Net asset value, end of period(4) .............................        $   15.14             $  14.66             $  13.66
                                                                       =========             ========             ========
Market price, end of period(4) ................................        $   14.85             $  13.43             $  13.06
                                                                       =========             ========             ========
TOTAL INVESTMENT RETURN(6) ....................................            13.62%                8.84%              (12.51)%
                                                                       =========             ========             ========
RATIOS TO AVERAGE NET ASSETS
   OF COMMON SHAREHOLDERS:(7)

Expenses after fees paid indirectly ...........................             0.94%(8)             0.92%                0.93%(8)
Expenses before fees paid indirectly ..........................             0.94%(8)             0.94%                0.93%(8)
Net investment income before preferred share dividends ........             8.31%(8)             8.14%                4.39%(8)
Preferred share dividends .....................................             0.62%(8)             0.84%                0.28%(8)
Net investment income available to common shareholders ........             7.69%(8)             7.30%                4.11%(8)
SUPPLEMENTAL DATA:
Average net assets of common shareholders (000) ...............        $ 234,295             $227,674             $206,486
Portfolio turnover ............................................               10%                  53%                   0%
Net assets of common shareholders, end of period (000) ........        $ 240,785             $233,233             $217,229
Preferred shares outstanding (000) ............................        $ 137,600             $137,600             $137,600
Asset coverage per preferred share, end of period .............        $  68,750             $ 67,381             $ 64,485

----------
(1) Commencement of investment operations. This information includes the initial investment by BlackRock Funding, Inc. Net asset value immediately after the closing of the public offering was $14.30.
(2) Amounts have been restated to conform to the presentation under the provisions of EITF D-98.
(3)  Calculated using the average shares outstanding method.
(4) Net asset value and market price are published in BARRON'S on Saturday and THE WALL STREET JOURNAL on Monday.
(5)  Less than $0.005.
(6) Total investment return is calculated assuming a purchase of a common share at the current market price on the first day and a sale at the current market price on the last day of each period reported. Dividends and distributions, if any, are assumed for purposes of this calculation to be reinvested at prices obtained under the Trust's dividend reinvestment plan. Total investment returns do not reflect brokerage commissions. Total investment returns for less than a full year are not annualized. Past performance is not a guarantee of future results.
(7) Ratios are calculated on the basis of income and expenses applicable to both the common and preferred shares relative to the average net assets of the common shareholders.
(8)  Annualized.

The information above represents the unaudited operating performance for a common share outstanding, total investment returns, ratios to average net assets and other supplemental data for each period indicated. This information has been determined based upon financial information provided in the financial statements and market price data for the Trust's common shares.


                       See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
---------------------------------------
 BLACKROCK MUNICIPAL TARGET TERM TRUST
---------------------------------------

                                            SIX MONTHS ENDED                       YEAR ENDED DECEMBER 31,
                                              JUNE 30, 2003 --------------------------------------------------------------------
                                               (UNAUDITED)     2002          2001(1)        2000(1)      1999(1)        1998(1)
                                             -------------- ---------       ---------      ---------    ---------      ---------
PER COMMON SHARE OPERATING
   PERFORMANCE:

Net asset value, beginning of period(2) ....   $  11.16     $   10.57      $   10.67      $   10.60     $   11.21      $   11.22
                                               --------     ---------      ---------      ---------     ---------      ---------
Investment operations:
   Net investment income ...................       0.31          0.70           0.83           0.90          0.85           0.85
   Net realized and unrealized gain (loss) .       0.07          0.62          (0.10)          0.05         (0.68)         (0.08)
   Dividends and distributions to preferred
       shareholders from:
       Net investment income ...............      (0.03)        (0.08)         (0.17)         (0.26)        (0.16)         (0.17)
       Net realized gain ...................         --         (0.01)         (0.02)            --            --             --
Net increase from investment operations ....       0.35          1.23           0.54           0.69          0.01           0.60
                                               --------     ---------      ---------      ---------     ---------      ---------
Dividends and distributions to common
   shareholders from:
   Net investment income ...................      (0.29)        (0.60)         (0.58)         (0.60)        (0.62)         (0.61)
   Net realized gain .......................         --         (0.04)         (0.06)            --            --             --
                                               --------     ---------      ---------      ---------     ---------      ---------
   Total dividends and distributions .......      (0.29)        (0.64)         (0.64)         (0.60)        (0.62)         (0.61)
                                               --------     ---------      ---------      ---------     ---------      ---------
Capital change with respect to issuance of
   preferred shares ........................         --            --          0.003          (0.02)           --             --
                                               --------     ---------      ---------      ---------     ---------      ---------
Net asset value, end of period(2) ..........   $  11.22     $   11.16      $   10.57      $   10.67     $   10.60      $   11.21
                                               ========     =========      =========      =========     =========      =========
Market price, end of period(2) .............   $  11.16     $   11.01      $   10.40      $    9.94     $    9.81      $   11.38
                                               ========     =========      =========      =========     =========      =========
TOTAL INVESTMENT RETURN(4) .................       4.02%        12.28%         11.16%          7.63%        (8.43)%         9.35%
                                               ========     =========      =========      =========     =========      =========
RATIOS TO AVERAGE NET ASSETS
   OF COMMON SHAREHOLDERS:(5)
Expenses after fees paid indirectly ........     0.96%(6)        0.97%          0.96%          1.00%         0.87%          0.80%
Expenses before fees paid indirectly .......     0.96%(6)        0.97%          0.98%          1.00%         0.87%          0.80%
Net investment income before preferred
   share dividends .........................     5.67%(6)        6.44%          7.73%          8.61%         7.72%          7.63%
Preferred share dividends ..................     0.60%(6)        0.75%          1.57%          2.48%         1.49%          1.50%
Net investment income available to
   common shareholders .....................     5.07%(6)        5.69%          6.16%          6.13%         6.23%          6.13%
SUPPLEMENTAL DATA:
Average net assets of common
   shareholders (000) ......................   $508,495      $494,694       $489,251       $477,169      $497,324       $508,037
Portfolio turnover .........................          4%           18%            42%             5%            4%             0%
Net assets of common shareholders,
   end of period (000) .....................   $509,646      $506,952       $480,172       $484,646      $481,463       $508,851
Preferred shares outstanding (000) .........   $299,100      $299,100       $299,100       $299,100      $225,000       $225,000
Asset coverage per preferred share,
   end of period ...........................   $ 67,605       $67,379        $65,141        $65,530       $78,514        $81,550


----------
(1) Amounts have been restated to conform to the presentation under the provisions of EITF D-98.
(2) Net asset value and market price are published in BARRON'S on Saturday and THE WALL STREET JOURNAL on Monday.
(3)  Less than $0.005.
(4) Total investment return is calculated assuming a purchase of a common share at the current market price on the first day and a sale at the current market price on the last day of each period reported. Dividends and distributions, if any, are assumed, for purposes of this calculation to be reinvested at prices obtained under the Trust's dividend reinvestment plan. Total investment returns do not reflect brokerage commissions. Total investment returns for less than a full year are not annualized.Past performance is not a guarantee of future results.
(5) Ratios calculated on the basis of income and expenses applicable to both the common and preferred shares relative to the average net assets of the common shareholders.
(6)  Annualized.

The information above represents the unaudited operating performance for a common share outstanding, total investment returns, ratios to average net assets and other supplemental data, for each period indicated. This information has been determined based upon financial information provided in the financial statements and market price data for the Trust's common shares.


                       See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
-------------------------------------
 BLACKROCK STRATEGIC MUNICIPAL TRUST
-------------------------------------

                                                        SIX MONTHS                                                 FOR THE PERIOD
                                                           ENDED               YEAR ENDED DECEMBER 31,           AUGUST 25, 1999(1)
                                                       JUNE 30, 2003   --------------------------------------         THROUGH
                                                        (UNAUDITED)      2002          2001(2)       2000(2)    DECEMBER 31, 1999(2)
                                                        -----------    ---------      ---------     ---------   --------------------
PER COMMON SHARE OPERATING
   PERFORMANCE:
Net asset value, beginning of period(3) ..........        $  15.01      $  14.33       $  14.75      $  13.39         $  14.33
                                                          --------      --------       --------      --------         --------
Investment operations:
   Net investment income .........................            0.62          1.26           1.25          1.22             0.30
   Net realized and unrealized gain (loss) .......            0.67          0.42          (0.58)         1.41            (0.79)
   Dividends to preferred shareholders:
     From net investment income ..................           (0.05)        (0.12)         (0.23)        (0.35)           (0.06)
     In excess of net investment income ..........              --            --             --         (0.01)              --
                                                          --------      --------       --------      --------         --------
Net increase (decrease) from investment operations            1.24          1.56           0.44          2.27            (0.55)
                                                          --------      --------       --------      --------         --------
Dividends to common shareholders:
   From net investment income ....................           (0.45)        (0.88)         (0.86)        (0.88)           (0.23)
   In excess of net investment income ............              --            --             --         (0.03)              --
                                                          --------      --------       --------      --------         --------
Total dividends ..................................           (0.45)        (0.88)         (0.86)        (0.91)           (0.23)
                                                          --------      --------       --------      --------         --------
Capital charges with respect to issuance of:
   Common shares .................................              --            --             --            --            (0.03)
   Preferred shares ..............................              --            --             --            --            (0.13)
                                                          --------      --------       --------      --------         --------
Total capital charges ............................              --            --             --            --            (0.16)
                                                          --------      --------       --------      --------         --------
Net asset value, end of period(3) ................        $  15.80      $  15.01       $  14.33      $  14.75         $  13.39
                                                          ========      ========       ========      ========         ========
Market price, end of period(3) ...................        $  15.10      $  13.78       $  13.58      $  13.69         $  12.50
                                                          ========      ========       ========      ========         ========
TOTAL INVESTMENT RETURN(4) .......................           13.10%         8.03%          5.32%        17.44%        (15.17)%
                                                          ========      ========       ========      ========         ========
RATIOS TO AVERAGE NET ASSETS OF
   COMMON SHAREHOLDERS:(5)
Expenses after expense offsets ...................            0.91%(6)      0.98%          0.91%         0.90%            0.94%(6)
Expenses before expense offsets ..................            1.31%(6)      1.39%          1.31%         1.30%            1.35%(6)
Net investment income before preferred
   share dividends ...............................            8.24%(6)      8.54%          8.40%         8.86%            6.24%(6)
Preferred share dividends ........................            0.61%(6)      0.78%          1.58%         2.60%            1.16%(6)
Net investment income available to
   common shareholders ...........................            7.63%(6)      7.76%          6.82%         6.26%            5.08%(6)
SUPPLEMENTAL DATA:
Average net assets of common
   shareholders (000) ............................        $109,261      $106,807       $107,381      $100,171         $ 98,300
Portfolio turnover                                               0%           13%             4%           44%               4%
Net assets of common shareholders,
   end of period (000) ...........................        $114,396      $108,721       $103,783      $106,833         $ 96,971
Preferred shares outstanding (000) ...............        $ 62,000      $ 62,000       $ 62,000      $ 62,000         $ 62,000
Asset coverage per preferred share,
   end of period .................................        $ 71,131      $ 68,844       $ 66,855      $ 68,092         $ 64,109

----------
(1) Commencement of investment operations. This information includes the initial investments by BlackRock Financial Management, Inc. Net assets value immediately after the closing of the public offering was $14.30.
(2) Amounts have been restated to conform to the presentation under the provisions of EITF D-98.
(3) Net asset value and market price are published in BARRON'S on Saturday and THE WALL STREET JOURNAL on Monday.
(4) Total investment return is calculated assuming a purchase of a common share at the current market price on the first day and a sale at the current market price on the last day of each period reported. Dividends and distributions, if any, are assumed for purposes of this calculation to be reinvested at prices obtained under the Trust's dividend reinvestment plan. Total investment returns do not reflect brokerage commissions. Total investment returns for less than a full year are not annualized. Past performance is not a guarantee of future results.
(5) Ratios are calculated on the basis of income and expenses applicable to both the common and preferred shares relative to the average net assets of the common shareholders.
(6)  Annualized.

The information above represents the unaudited operating performance for a common share outstanding, total investment returns, ratios to average net assets and other supplemental data for each period indicated. This information has been determined based upon financial information provided in the financial statements and market price data for the Trust's common shares.


                       See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------
 BLACKROCK CALIFORNIA INSURED MUNICIPAL 2008 TERM TRUST
--------------------------------------------------------

                                            SIX MONTHS ENDED                        YEAR ENDED DECEMBER 31,
                                              JUNE 30, 2003   -------------------------------------------------------------------
                                               (UNAUDITED)      2002        2001(1)        2000(1)       1999(1)         1998(1)
                                            ----------------  --------     ---------      ---------     ---------       ---------
PER COMMON SHARE OPERATING
   PERFORMANCE:
Net asset value, beginning of period(2).....   $  17.34     $   16.77      $   16.72      $   16.11     $   17.12      $   16.69
                                               --------     ---------      ---------      ---------     ---------      ---------
Investment operations:
   Net investment income ...................       0.49          1.18           1.27           1.27          1.17           1.18
   Net realized and unrealized gain (loss) .       0.16          0.48          (0.19)          0.52         (1.20)          0.25
   Dividends and distributions to preferred
     shareholders from:
       Net investment income ...............      (0.04)        (0.11)         (0.24)         (0.35)        (0.21)         (0.23)
       Net realized gain ...................         --         (0.03)         (0.01)            --            --             --
                                               --------     ---------      ---------      ---------     ---------      ---------
Net increase (decrease) from investment
   operations ..............................       0.61          1.52           0.83           1.44         (0.24)          1.20
                                               --------     ---------      ---------      ---------     ---------      ---------
Dividends and distributions to common
   shareholders from:
   Net investment income ...................      (0.39)        (0.81)         (0.77)         (0.77)        (0.77)         (0.77)
   Net realized gain .......................         --         (0.14)         (0.02)            --            --             --
                                               --------     ---------      ---------      ---------     ---------      ---------
Total dividends and distributions ..........      (0.39)        (0.95)         (0.79)         (0.77)        (0.77)         (0.77)
                                               --------     ---------      ---------      ---------     ---------      ---------
Capital change with respect to issuance
   of preferred shares .....................         --            --           0.01          (0.06)           --             --
                                               --------     ---------      ---------      ---------     ---------      ---------
Net asset value, end of period(2) ..........   $  17.56     $   17.34      $   16.77      $   16.72     $   16.11      $   17.12
                                               ========     =========      =========      =========     =========      =========
Market price, end of period(2) .............   $  16.98     $   16.44      $   15.90      $   15.63     $   13.88      $   15.94
                                               ========     =========      =========      =========     =========      =========
TOTAL INVESTMENT RETURN(3) .................       5.70%         9.56%          7.06%         18.68%        (8.40)%         9.77%
                                               ========     =========      =========      =========     =========      =========
RATIOS TO AVERAGE NET ASSETS
   OF COMMON SHAREHOLDERS:(4)
Expenses after fees paid indirectly ........       1.03%(5)      1.05%          1.08%          1.11%         0.98%          0.91%
Expenses before fees paid indirectly .......       1.04%(5)      1.06%          1.09%          1.11%         0.98%          0.91%
Net investment income before preferred
   share dividends .........................       5.59%(5)      6.91%          7.57%          7.74%         7.01%          6.96%
Preferred share dividends ..................       0.43%(5)      0.64%          1.45%          2.14%         1.25%          1.36%
Net investment income available to
   common shareholders .....................       5.16%(5)      6.27%          6.12%          5.60%         5.76%          5.60%
SUPPLEMENTAL DATA:
Average net assets of common
   shareholders (000) ......................   $181,302     $ 177,861      $ 176,424      $ 170,286     $ 174,070      $ 175,760
Portfolio turnover .........................          9%           33%             5%             0%            0%             0%
Net assets of common shareholders,
   end of period (000) .....................   $182,766     $ 180,498      $ 174,487      $ 173,974     $ 167,672      $ 178,134
Preferred shares outstanding (000) .........   $104,550     $ 104,550      $ 104,550      $ 104,550     $  78,000      $  78,000
Asset coverage per preferred share,
   end of period ...........................   $ 68,706     $  68,161      $  66,735      $  66,629     $  78,765      $  82,111

----------
(1) Amounts have been restated to conform to the presentation under the provisions of EITF D-98.
(2) Net asset value and market price are published in BARRON'S on Saturday and THE WALL STREET JOURNAL on Monday.
(3) Total investment return is calculated assuming a purchase of a common share at the current market price on the first day and a sale at the current market price on the last day of each period reported. Dividends and distributions, if any, are assumed for purposes of this calculation to be reinvested at prices obtained under the Trust's dividend reinvestment plan. Total investment returns do not reflect brokerage commissions. Total investment returns for less than a full year are not annualized. Past performance is not a guarantee of future results.
(4) Ratios are calculated on the basis of income and expenses applicable to both the common and preferred shares relative to the average net assets of common shareholders.
(5)  Annualized.

The information above represents the unaudited operating performance for a common share outstanding, total investment returns, ratios to average net assets and other supplemental data for each period indicated. This information has been determined based upon financial information provided in the financial statements and market price data for the Trust's common shares.


                       See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
------------------------------------------------
 BLACKROCK CALIFORNIA MUNICIPAL 2018 TERM TRUST
------------------------------------------------

                                                                                                                FOR THE PERIOD
                                                              SIX MONTHS ENDED                                OCTOBER 30, 2001(1)
                                                                JUNE 30, 2003            YEAR ENDED                THROUGH
                                                                 (UNAUDITED)         DECEMBER 31, 2002     DECEMBER 31, 2001(2),(3)
                                                             ------------------     -------------------   --------------------------
PER COMMON SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period(4) .................            $  14.59               $  13.63                $  14.33
                                                                     --------               --------                --------
Investment operations:
   Net investment income ................................                0.52                   1.03                    0.09
   Net realized and unrealized gain (loss) ..............               (0.01)                  0.78                   (0.57)
   Dividends to preferred shareholders
     from net investment income .........................               (0.04)                 (0.11)                  (0.01)
                                                                     --------               --------                --------
Net increase (decrease) from investment
   operations ...........................................                0.47                   1.70                   (0.49)
                                                                     --------               --------                --------
Dividends to common shareholders from
   net investment income ................................               (0.37)                 (0.74)                  (0.06)
                                                                     --------               --------                --------
Capital charges with respect to issuance of:
   Common shares ........................................                  --                     --                   (0.03)
   Preferred shares .....................................                  --                     --                   (0.12)
                                                                     --------               --------                --------
Total capital charges ...................................                  --                  (0.00)(5)               (0.15)
                                                                     --------               --------                --------
Net asset value, end of period(4) .......................            $  14.69               $  14.59                $  13.63
                                                                     ========               ========                ========
Market price, end of period(4) ..........................            $  14.40               $  13.40                $  12.85
                                                                     ========               ========                ========
TOTAL INVESTMENT RETURN(6) ..............................               10.29%                 10.04%                 (13.94)%
                                                                     ========               ========                ========
RATIOS TO AVERAGE NET ASSETS
   OF COMMON SHAREHOLDERS:(7)
Expenses after fees paid indirectly .....................                1.02%(8)               0.99%                   1.07%(8)
Expenses before fees paid indirectly ....................                1.04%(8)               1.03%                   1.07%(8)
Net investment income before preferred share dividends ..                7.25%(8)               7.33%                   3.78%(8)
Preferred share dividends ...............................                0.53%(8)               0.81%                   0.27%(8)
Net investment income available to common shareholders ..                6.72%(8)               6.52%                   3.51%(8)
SUPPLEMENTAL DATA:
Average net assets of common shareholders (000) .........             $93,196                $90,721                 $82,906
Portfolio turnover ......................................                   6%                    42%                      0%
Net assets of common shareholders, end of period (000) ..             $94,530                $93,844                 $87,664
Preferred shares outstanding (000) ......................             $55,525                $55,525                 $55,525
Asset coverage per preferred share, end of period .......             $67,565                $67,254                 $64,488

----------
(1) Commencement of investment operations. This information includes the initial investment by BlackRock Funding, Inc. Net asset value immediately after the closing of the public offering was $14.30.
(2) Amounts have been restated to conform to the presentation under the provisions of EITF D-98.
(3)  Calculated using the average shares outstanding method.
(4) Net asset value and market price are published in BARRON'S on Saturday and THE WALL STREET JOURNAL on Monday.
(5)  Less than $0.005.
(6) Total investment return is calculated assuming a purchase of a common share at the current market price on the first day and a sale at the current market price on the last day of each period reported. Dividends and distributions, if any, are assumed for purposes of this calculation to be reinvested at prices obtained under the Trust's dividend reinvestment plan. Total investment returns do not reflect brokerage commissions. Total investment returns for less than a full year are not annualized. Past performance is not a guarantee of future results.
(7) Ratios are calculated on the basis of income and expenses applicable to both the common and preferred shares relative to the average net assets of the common shareholders.
(8)  Annualized.

The information above represents the unaudited operating performance for a common share outstanding, total investment returns, ratios to average net assets and other supplemental data for each period indicated. This information has been determined based upon financial information provided in the financial statements and market price data for the Trust's common shares.


                       See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
-----------------------------------------------------
 BLACKROCK FLORIDA INSURED MUNICIPAL 2008 TERM TRUST
-----------------------------------------------------


                                            SIX MONTHS ENDED                        YEAR ENDED DECEMBER 31,
                                              JUNE 30, 2003   -------------------------------------------------------------------
                                               (UNAUDITED)      2002        2001(1)        2000(1)       1999(1)         1998(1)
                                            ----------------  --------     ---------      ---------     ---------       ---------
PER COMMON SHARE OPERATING
   PERFORMANCE:
Net asset value, beginning of period(2) ....   $  16.41     $   16.01      $   15.84      $   15.56     $   16.51      $   16.35
                                               --------     ---------      ---------      ---------     ---------      ---------
Investment operations:
   Net investment income ...................       0.44          1.12           1.25           1.24          1.17           1.18
   Net realized and unrealized gain (loss) .       0.43          0.36          (0.04)          0.28         (1.02)          0.08
   Dividends and distributions to preferred
     shareholders from:
       Net investment income ...............      (0.04)        (0.11)         (0.25)         (0.37)        (0.24)         (0.24)
       Net realized gain ...................         --         (0.04)         (0.01)            --            --             --
                                               --------     ---------      ---------      ---------     ---------      ---------
Net increase (decrease) from investment
   operations ..............................       0.83          1.33           0.95           1.15         (0.09)          1.02
                                               --------     ---------      ---------      ---------     ---------      ---------
Dividends and distributions to common
shareholders from:

   Net investment income ...................      (0.37)        (0.75)         (0.75)         (0.81)        (0.86)         (0.86)
   Net realized gain .......................         --         (0.18)         (0.04)            --            --             --
                                               --------     ---------      ---------      ---------     ---------      ---------
Total dividends and distributions ..........      (0.37)        (0.93)         (0.79)         (0.81)        (0.86)         (0.86)
                                               --------     ---------      ---------      ---------     ---------      ---------
Capital change with respect to issuance
   of preferred shares .....................         --            --           0.01          (0.06)           --             --
                                               --------     ---------      ---------      ---------     ---------      ---------
Net asset value, end of period(2) ..........   $  16.87     $   16.41      $   16.01      $   15.84     $   15.56      $   16.51
                                               ========     =========      =========      =========     =========      =========
Market price, end of period(2) .............   $  16.59     $   15.91      $   15.40      $   14.00     $   14.13      $   16.81
                                               ========     =========      =========      =========     =========      =========
TOTAL INVESTMENT RETURN(3) .................       6.72%         9.61%         15.90%          4.96%       (11.12)%        10.32%
                                               ========     =========      =========      =========     =========      =========
RATIOS TO AVERAGE NET ASSETS
   OF COMMON SHAREHOLDERS:(4)

Expenses after fees paid indirectly ........       1.05%(5)      1.05%          1.10%          1.14%         0.99%          0.93%
Expenses before fees paid indirectly .......       1.06%(5)      1.06%          1.12%          1.14%         0.99%          0.93%
Net investment income before preferred
   share dividends .........................       5.37%(5)      6.90%          7.75%          7.94%         7.25%          7.17%
Preferred share dividends ..................       0.43%(5)      0.70%          1.55%          2.39%         1.50%          1.48%
Net investment income available to
   common shareholders .....................       4.94%(5)      6.20%          6.20%          5.55%         5.75%          5.69%
SUPPLEMENTAL DATA:
Average net assets of common
   shareholders (000) ......................   $144,773     $ 141,064      $ 140,004      $ 135,492     $ 140,225      $ 142,817
Portfolio turnover .........................          5%           52%             7%             0%            3%             0%
Net assets of common shareholders,
   end of period (000) .....................   $146,930     $ 142,920      $ 139,367      $ 137,917     $ 135,459      $ 143,769
Preferred shares outstanding (000) .........   $ 84,150     $  84,150      $  84,150      $  84,150     $  66,000      $  66,000
Asset coverage per preferred share,
   end of period ...........................   $ 68,654     $  67,460      $  66,406      $  65,982     $  76,312      $  79,460


----------
(1) Amounts have been restated to conform to the presentation under the provisions of EITF D-98.
(2) Net asset value and market price are published in BARRON'S on Saturday and THE WALL STREET JOURNAL on Monday.
(3) Total investment return is calculated assuming a purchase of a common share at the current market price on the first day and a sale at the current market price on the last day of each period reported. Dividends and distributions, if any, are assumed for purposes of this calculation to be reinvested at prices obtained under the Trust's dividend reinvestment plan. Total investment returns do not reflect brokerage commissions. Total investment returns for less than a full year are not annualized. Past performance is not a guarantee of future results.
(4) Ratios are calculated on the basis of income and expenses applicable to both the common and preferred shares relative to the average net assets of common shareholders.
(5)  Annualized.

The information above represents the unaudited operating performance for a common share outstanding, total investment returns, ratios to average net assets and other supplemental data for each period indicated. This information has been determined based upon financial information provided in the financial statements and market price data for the Trust's common shares.


                       See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------
 BLACKROCK NEW YORK INSURED MUNICIPAL 2008 TERM TRUST
--------------------------------------------------------------------------------

                                            SIX MONTHS ENDED                        YEAR ENDED DECEMBER 31,
                                              JUNE 30, 2003   -------------------------------------------------------------------
                                               (UNAUDITED)      2002        2001(1)        2000(1)       1999(1)         1998(1)
                                            ----------------  --------     ---------      ---------     ---------       ---------
PER COMMON SHARE OPERATING
   PERFORMANCE:
Net asset value, beginning of period(2) ....   $  17.09     $   16.22      $   16.17      $   15.63     $   16.74      $   16.53
                                               --------     ---------      ---------      ---------     ---------      ---------
Investment operations:
   Net investment income ...................       0.50          1.13           1.25           1.24          1.16           1.16
   Net realized and unrealized gain (loss) .       0.25          0.75          (0.17)          0.53         (1.18)          0.15
   Dividends and distributions to preferred
       shareholders from:
       Net investment income ...............      (0.05)        (0.11)         (0.26)         (0.38)        (0.23)         (0.25)
       Net realized gain ...................         --         (0.03)         (0.01)            --            --             --
                                               --------     ---------      ---------      ---------     ---------      ---------
Net increase (decrease) from investment
   operations ..............................       0.70          1.74           0.81           1.39         (0.25)          1.06
                                               --------     ---------      ---------      ---------     ---------      ---------
Dividends and distributions to common
   shareholders from:
   Net investment income ...................      (0.37)        (0.75)         (0.75)         (0.80)        (0.86)         (0.85)
   Net realized gain .......................         --         (0.12)         (0.02)            --            --             --
                                               --------     ---------      ---------      ---------     ---------      ---------
Total dividends and distributions ..........      (0.37)        (0.87)         (0.77)         (0.80)        (0.86)         (0.85)
                                               --------     ---------      ---------      ---------     ---------      ---------
Capital change with respect to issuance
   of preferred shares .....................         --            --           0.01          (0.05)           --             --
                                               --------     ---------      ---------      ---------     ---------      ---------
Net asset value, end of period(2) ..........   $  17.42     $   17.09      $   16.22      $   16.17     $   15.63      $   16.74
                                               ========     =========      =========      =========     =========      =========
Market price, end of period(2) .............   $  16.88     $   16.22      $   15.50      $   14.75     $   14.69      $   16.69
                                               ========     =========      =========      =========     =========      =========
TOTAL INVESTMENT RETURN(3) .................       6.45%        10.47%         10.48%          6.10%        (6.96)%        10.76%
                                               ========     =========      =========      =========     =========      =========
RATIOS TO AVERAGE NET ASSETS
   OF COMMON SHAREHOLDERS:(4)
Expenses after fees paid indirectly ........       1.03%(5)      1.04%          1.10%          1.12%         0.99%          0.92%
Expenses before fees paid indirectly .......       1.03%(5)      1.05%          1.10%          1.12%         0.99%          0.92%
Net investment income before preferred
   share dividends .........................       5.91%(5)      6.75%          7.59%          7.85%         7.13%          7.03%
Preferred share dividends ..................       0.55%(5)      0.68%          1.56%          2.40%         1.42%          1.51%
Net investment income available to
   common shareholders .....................       5.36%(5)      6.07%          6.03%          5.45%         5.71%          5.52%
SUPPLEMENTAL DATA:
Average net assets of common
   shareholders (000) ......................   $193,940     $ 187,970      $ 184,600      $ 177,057     $ 183,111      $ 186,451
Portfolio turnover .........................          4%           31%             9%             0%            0%             0%
Net assets of common shareholders,
   end of period (000) .....................   $196,077      $192,337       $182,611       $182,075      $175,961       $188,394
Preferred shares outstanding (000) .........   $109,550     $ 109,550      $ 109,550      $ 109,550     $  85,500      $  85,500
Asset coverage per preferred share,
   end of period ...........................   $ 69,750     $  68,893      $  66,674      $  66,596     $  76,489      $  80,121


----------
(1) Amounts have been restated to conform to the presentation under the provisions of EITF D-98.
(2) Net asset value and market price are published in BARRON'S on Saturday and THE WALL STREET JOURNAL on Monday.
(3) Total investment return is calculated assuming a purchase of a common share at the current market price on the first day and a sale at the current market price on the last day of each period reported. Dividends and distributions, if any, are assumed for purposes of this calculation to be reinvested at prices obtained under the Trust's dividend reinvestment plan. Total investment returns do not reflect brokerage commissions. Total investment returns for less than a full year are not annualized. Past performance is not a guarantee of future results.
(4) Ratios are calculated on the basis of income and expenses applicable to both the common and preferred shares relative to the average net assets of common shareholders.
(5)  Annualized.

The information above represents the unaudited operating performance for a common share outstanding, total investment returns, ratios to average net assets and other supplemental data for each period indicated. This information has been determined based upon financial information provided in the financial statements and market price data for the Trust's common shares.


                       See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
----------------------------------------------
 BLACKROCK NEW YORK MUNICIPAL 2018 TERM TRUST
----------------------------------------------

                                                                                                              FOR THE PERIOD
                                                              SIX MONTHS ENDED                              OCTOBER 30, 2001(1)
                                                                JUNE 30, 2003           YEAR ENDED                THROUGH
                                                                 (UNAUDITED)        DECEMBER 31, 2002     DECEMBER 31, 2001(2),(3)
                                                             -------------------   -------------------   -------------------------
PER COMMON SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period(4) ..................          $ 15.11               $ 13.58                 $ 14.33
                                                                    -------               -------                 -------
Investment operations:
   Net investment income .................................             0.53                  1.01                    0.09
   Net realized and unrealized gain (loss) ...............             0.15                  1.37                   (0.61)
   Dividends to preferred shareholders from net
     investment income ...................................            (0.05)                (0.11)                  (0.01)
                                                                    -------               -------                 -------
Net increase (decrease) from investment operations .......             0.63                  2.27                   (0.53)
                                                                    -------               -------                 -------
Dividends to common shareholders from net
     investment income ...................................            (0.37)                (0.74)                  (0.06)
                                                                    -------               -------                 -------
Capital charges with respect to issuance of:
   Common shares .........................................               --                    --                   (0.03)
   Preferred shares ......................................               --                    --                   (0.13)
                                                                    -------               -------                 -------
Total capital changes ....................................               --                  0.00(5)                (0.16)
                                                                    -------               -------                 -------
Net asset value, end of period(4) ........................          $ 15.37               $ 15.11                 $ 13.58
                                                                    =======               =======                 =======
Market price, end of period(4) ...........................          $ 14.97               $ 13.46                 $ 13.15
                                                                    =======               =======                 =======
TOTAL INVESTMENT RETURN(6) ...............................            14.12%                 7.96%                 (11.94)%
                                                                    =======               =======                 =======
RATIOS TO AVERAGE NET ASSETS
   OF COMMON SHAREHOLDERS:(7)
Expenses after fees paid indirectly ......................             1.13%(8)              1.13%                   1.15%(8)
Expenses before fees paid indirectly .....................             1.15%(8)              1.17%                   1.15%(8)
Net investment income before preferred share dividends ...             6.98%(8)              7.03%                   3.73%(8)
Preferred share dividends ................................             0.60%(8)              0.80%                   0.26%(8)
Net investment income available to common shareholders ...             6.38%(8)              6.23%                   3.47%(8)
SUPPLEMENTAL DATA:
Average net assets of common shareholders (000) ..........          $54,698               $52,265                 $47,959
Portfolio turnover .......................................                5%                   41%                      1%
Net assets of common shareholders, end of period (000) ...          $55,835               $54,881                 $49,353
Preferred shares outstanding (000) .......................          $31,400               $31,400                 $31,400
Asset coverage per preferred share, end of period ........          $69,457               $68,702                 $64,311

----------
(1) Commencement of investment operations. This information includes the initial investment by BlackRock Funding, Inc. Net asset value immediately after the closing of the public offering was $14.30.
(2) Amounts have been restated to conform to the presentation under the provisions of EITF D-98.
(3)  Calculated using the average shares outstanding method.
(4) Net asset value and market price are published in BARRON'S on Saturday and THE WALL STREET JOURNAL on Monday.
(5)  Less than $0.005.
(6) Total investment return is calculated assuming a purchase of a common share at the current market price on the first day and a sale at the current market price on the last day of each period reported. Dividends and distributions, if any, are assumed for purposes of this calculation to be reinvested at prices obtained under the Trust's dividend reinvestment plan. Total investment returns do not reflect brokerage commissions. Total investment returns for less than a full year are not annualized. Past performance is not a guarantee of future results.
(7) Ratios are calculated on the basis of income and expenses applicable to both the common and preferred shares relative to the average net assets of the common shareholders.
(8)  Annualized.

The information above represents the unaudited operating performance for a common share outstanding, total investment returns, ratios to average net assets and other supplemental data for each period indicated. This information has been determined based upon financial information provided in the financial statements and market price data for the Trust's common shares.


                       See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
--------------------------------------------------
 BLACKROCK PENNSYLVANIA STRATEGIC MUNICIPAL TRUST
--------------------------------------------------

                                                        SIX MONTHS                                                 FOR THE PERIOD
                                                           ENDED               YEAR ENDED DECEMBER 31,           AUGUST 25, 1999(1)
                                                       JUNE 30, 2003   --------------------------------------         THROUGH
                                                        (UNAUDITED)      2002          2001(2)       2000(2)    DECEMBER 31, 1999(2)
                                                        -----------    ---------      ---------     ---------   --------------------
PER COMMON SHARE OPERATING
   PERFORMANCE:
Net asset value, beginning of period(3) ...........        $ 15.61       $ 14.65       $ 14.62        $ 13.40          $ 14.33
                                                           -------       -------       -------        -------          -------
Investment operations:
   Net investment income ..........................           0.57          1.17          1.17           1.18             0.27
   Net realized and unrealized gain (loss) ........           0.56          0.73         (0.08)          1.29            (0.66)
   Dividends to preferred shareholders:
     From net investment income ...................          (0.04)        (0.11)        (0.24)         (0.33)           (0.06)
     In excess of net investment income ...........             --            --            --          (0.03)              --
                                                           -------       -------       -------        -------          -------
Net increase (decrease) from investment
   operations .....................................           1.09          1.79          0.85           2.11            (0.45)
                                                           -------       -------       -------        -------          -------
Dividends to common shareholders:
   From net investment income .....................          (0.42)        (0.83)        (0.82)         (0.82)           (0.21)
   In excess of net investment income .............          --            --            --             (0.06)           (0.02)
                                                           -------       -------       -------        -------          -------
Total dividends ...................................          (0.42)        (0.83)        (0.82)         (0.88)           (0.23)
                                                           -------       -------       -------        -------          -------
Capital charges with respect to issuance of:
   Common shares ..................................             --            --            --             --            (0.03)
   Preferred shares ...............................             --            --            --          (0.01)           (0.22)
                                                           -------       -------       -------        -------          -------
Total capital charges .............................             --            --            --          (0.01)           (0.25)
                                                           -------       -------       -------        -------          -------
Net asset value, end of period(3) .................        $ 16.28       $ 15.61       $ 14.65        $ 14.62          $ 13.40
                                                           =======       =======       =======        =======          =======
Market price, end of period(3) ....................        $ 15.30       $ 14.33       $ 14.03        $ 13.13          $ 13.38
                                                           =======       =======       =======        =======          =======
TOTAL INVESTMENT RETURN(4) ........................           9.86%         8.19%        13.12%          5.08%           (9.43)%
                                                           =======       =======       =======        =======          =======
RATIOS TO AVERAGE NET ASSETS OF
   COMMON SHAREHOLDERS:(5)
Expenses after expense offsets ....................           1.13%(6)      1.34%         1.11%          1.22%            1.20%(6)
Expenses before expense offsets ...................           1.56%(6)      1.75%         1.55%          1.63%            1.61%(6)
Net investment income before preferred
   share dividends ................................           7.31%(6)      7.69%         7.86%          8.49%            5.63%(6)
Preferred share dividends .........................           0.52%(6)      0.71%         1.63%          2.60%            1.17%(6)
Net investment income available to common
   shareholders ...................................           6.79%(6)      6.98%         6.23%          5.89%            4.46%(6)
SUPPLEMENTAL DATA:
Average net assets of common
   shareholders (000) .............................        $31,909       $30,545       $30,122        $27,920          $26,882
Portfolio turnover ................................              0%            7%           16%            28%               1%
Net assets of common shareholders,
   end of period (000) ............................        $32,815       $31,454       $29,531        $29,469          $26,995
Preferred shares outstanding (000) ................        $17,500       $17,500       $17,500        $17,500          $17,500
Asset coverage per preferred share,
   end of period ..................................        $71,882       $69,939       $67,194        $67,112          $63,571


----------
(1) Commencement of investment operations. This information includes the initial investment by BlackRock Financial Management, Inc. Net asset value immediately after the closing of the public offering was $14.30.
(2) Amounts have been restated to conform to the presentation under the provisions of EITF D-98.
(3) Net asset value and market price are published in BARRON'S on Saturday and THE WALL STREET JOURNAL on Monday.
(4) Total investment return is calculated assuming a purchase of a common share at the current market price on the first day and a sale at the current market price on the last day of each period reported. Dividends and distributions, if any, are assumed for purposes of this calculation to be reinvested at prices obtained under the Trust's dividend reinvestment plan. Total investment returns do not reflect brokerage commissions. Total investment returns for less than a full year are not annualized. Past performance is not a guarantee of future results.
(5) Ratios are calculated on the basis of income and expenses applicable to both the common and preferred shares relative to the average net assets of the common shareholders.
(6)  Annualized.

The information above represents the unaudited operating performance for a common share outstanding, total investment returns, ratios to average net assets and other supplemental data for each period indicated. This information has been determined based upon financial information provided in the financial statements and market price data for the Trust's common shares.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

NOTE 1. ORGANIZATION &  ACCOUNTING  POLICIES

The BlackRock Insured Municipal 2008 Term Trust Inc. ("Municipal Insured 2008"), The BlackRock Insured Municipal Term Trust Inc. ("Insured Municipal"), The BlackRock Municipal Target Term Trust Inc. ("Municipal Target"), The BlackRock California Insured Municipal 2008 Term Trust Inc. ("California Insured 2008") and The BlackRock New York Insured Municipal 2008 Term Trust Inc. ("New York Insured 2008") were organized as Maryland corporations. BlackRock Municipal 2018 Term Trust ("Municipal 2018"), The BlackRock Strategic Municipal Trust ("Municipal Strategic"), BlackRock California Municipal 2018 Term Trust ("California 2018"), BlackRock New York Municipal 2018 Term Trust ("New York 2018") and The BlackRock Pennsylvania Strategic Municipal Trust ("Pennsylvania Strategic") were organized as Delaware statutory trusts. The BlackRock Florida Insured Municipal 2008 Term Trust ("Florida Insured 2008") was organized as a Massachusetts business trust. Municipal Insured 2008, Insured Municipal, Municipal 2018, Municipal Target and Municipal Strategic are registered as diversified closed-end management investment companies under the Investment Company Act of 1940, as amended. California Insured 2008, California 2018, Florida Insured 2008, New York Insured 2008, New York 2018 and Pennsylvania Strategic are registered as non-diversified closed-end management investment companies under the Investment Company Act of 1940, as amended. Municipal Insured 2008, California Insured 2008, Florida Insured 2008 and New York Insured 2008 are herein referred to as the 2008 Trusts. Municipal 2018, California 2018 and New York 2018 are herein referred to as the 2018 Trusts. Municipal Strategic and Pennsylvania Strategic are herein referred to as the Strategic Trusts.

The following is a summary of significant accounting policies followed by the Trusts.

SECURITIES VALUATION: Municipal securities (including commitments to purchase such securities on a "when-issued" basis) are valued on the basis of prices provided by dealers or pricing services selected under the supervision of each Trust's Board of Directors/Trustees (the "Board"). In determining the value of a particular security, pricing services may use certain information with respect to transactions in such securities, quotations from bond dealers, market transactions in comparable securities and various relationships between securities. Short-term investments may be valued at amortized cost. Any securities or other assets for which such current market quotations are not readily available are valued at fair value as determined in good faith under procedures established by, and under the general supervision and responsibility of, each Trust's Board.

SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are recorded on trade date. Realized and unrealized gains and losses are calculated on the identified cost basis. Each Trust also records interest income on an accrual basis and amortizes premium and accretes discount to interest income on securities purchased using the interest method.

FINANCIAL FUTURES CONTRACTS: A futures contract is an agreement between two parties to buy and sell a financial instrument for a set price on a future date. Initial margin deposits are made upon entering into futures contracts and can be either cash or securities. During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by "marking-to-market" on a daily basis to reflect the market value of the contract at the end of each day's trading. Variation margin payments are made or received, depending upon whether unrealized gains or losses are incurred. When the contract is closed, a Trust records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Trust's basis in the contract. Financial futures contracts, when used by the Trusts, help in maintaining a targeted duration. Futures contracts can be sold to effectively shorten an otherwise longer duration portfolio. In the same sense, futures contracts can be purchased to lengthen a portfolio that is shorter than its duration target. Thus, by buying or selling futures contracts, the Trusts may attempt to manage the duration of positions so that changes in interest rates do not change the duration of the portfolio unexpectedly.

SEGREGATION: In cases in which the Investment Company Act of 1940, as amended, and the interpretive positions of the Securities and Exchange Commission ("SEC") require that each Trust segregate assets in connection with certain investments (e.g., when issued securities, reverse repurchase agreements or futures contracts), each Trust will, consistent with certain interpretive letters issued by the SEC, designate on its books and records cash or other liquid debt securities having a market value at least equal to the amount that would otherwise be required to be physically segregated.

FEDERAL INCOME TAXES: It is each Trust's intention to continue to be treated as a regulated investment company under the Internal Revenue Code and to distribute sufficient net income to shareholders. For this reason and because substantially all of the gross income of each Trust consists of tax-exempt interest, no Federal income tax provisions are required. DIVIDENDS AND DISTRIBUTIONS: Each Trust declares and pays dividends and distributions to common shareholders monthly from net investment income, net realized short-term capital gains and other sources, if necessary. Net long-term capital gains, if any, in excess of loss carryforwards may be distributed annually. Dividends and distributions are recorded on the ex-dividend date. Dividends and distributions to preferred shareholders are accrued and determined as described in Note 4.

ESTIMATES: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

DEFERRED COMPENSATION AND BLACKROCK CLOSED-END SHARE EQUIVALENT INVESTMENT PLAN:
Under the revised deferred compensation plan approved by each Trust's Board, non-interested Directors/Trustees may elect to defer receipt of all or a portion of their annual compensation. As of January 1, 2003, the Board elected to require its non-interested members to defer a portion of their annual complex compensation pursuant to the plan. Deferred amounts earn an approximate return as though equivalent dollar amounts had been invested in common shares of other BlackRock closed-end funds selected by the Directors/Trustees.

   The deferred compensation plan is not funded and obligations thereunder represent general unsecured claims against the general assets of the Trust. Each Trust may, however, elect to invest in common shares of those Trusts selected by the Directors/Trustees in order to match its deferred compensation obligations.

RECLASSIFICATION OF CAPITAL ACCOUNTS: In order to present undistributed (distribution in excess of) net investment income ("UNII") and accumulated net realized gain ("Accumulated Gain") more closely to its tax character the following accounts, for each of the Strategic Trusts, were increased (decreased):

TRUST                                       UNII               ACCUMULATED GAIN
-----                                     --------            ------------------
Municipal Strategic                       $(1,420)                       $1,420
Pennsylvania Strategic                         (6)                            6

NOTE  2. AGREEMENTS

Each Trust has an Investment Management Agreement with BlackRock Advisors, Inc. (the "Advisor"), a wholly owned subsidiary of BlackRock, Inc. BlackRock Financial Management, Inc., a wholly owned subsidiary of BlackRock, Inc., serves as sub-advisor to the 2018 Trusts. BlackRock, Inc. is an indirect majority owned subsidiary of The PNCFinancial Services Group, Inc. The investment management agreement on the 2018 Trusts and Strategic Trusts covers both investment advisory and administration services. Each 2008 Trust has an Administration Agreement with Princeton Administrators, L.P. ("Princeton"), an indirect wholly owned affiliate of Merrill Lynch &Co., Inc. Insured Municipal has an Administration Agreement with UBS Global Asset Management (US) Inc. ("UBSGAM") (formerly Brinson Advisors, Inc.), an indirect wholly owned asset management subsidiary of UBS AG. Municipal Target has an Administration Agreement with Prudential Investments LLC ("PI"), an indirect wholly owned subsidiary of Prudential Financial, Inc.

Each Trust's investment advisory fee paid to the Advisor is computed weekly and payable monthly based on an annual rate, 0.35% for the 2008 Trusts, Insured Municipal and Municipal Target, 0.40% for the 2018 Trusts and 0.60% for the Strategic Trusts, of the Trust's average weekly managed assets. "Managed assets" means the total assets of the Trust (including any assets attributable to any preferred shares that may be outstanding) minus the sum of accrued liabilities (other than debt representing financial leverage). The Advisor has voluntarily agreed to waive a portion of the investment advisory fee or other expenses on the Strategic Trusts as a percentage of managed assets as follows: 0.25% for the first five years of each of the Trust's operations, 0.20% in year six, 0.15% in year seven, 0.10% in year eight and 0.05% in year nine.

   The administration fee paid to each Trust's respective administrator, other than the 2018 Trusts and Strategic Trusts, is computed weekly and payable monthly based on an annual rate, 0.10% to UBSGAM and Princeton and 0.07% to PI, of the Trust's average weekly managed assets.

   On May 22, 2003, the Boards of the 2008 Trusts, Insured Municipal and Municipal Target approved the change of each Trust's current administrator to the Advisor. The new administration agreements become effective September 1, 2003, except for Insured Municipal, which becomes effective August 15, 2003. Each Trust's fee structure, as described above, will remain unchanged under the new administration agreements.

   Pursuant to the agreements, the Advisor provides continuous supervision of the investment portfolio and pays the compensation of officers of each Trust who are affiliated persons of the Advisor. The Advisor pays occupancy and certain clerical and accounting costs for the 2018 Trusts and the Strategic Trusts. Each Trust's administrator pays occupancy and certain clerical and accounting costs of their respective Trust(s). Each Trust bears all other costs and expenses, which include reimbursements to the Advisor for certain operational support services provided to each Trust.

   Pursuant to the terms of the custody agreement, each Trust received earning credits from its custodian for positive cash balances maintained, which are used to offset custody fees. For the six months ended June 30, 2003, the following earning credits were used to offset custody fees:

TRUST                        EARNING CREDITS        TRUST                            EARNING CREDITS
--------                    -----------------      --------                    --------------------------
Municipal Insured 2008           $ 5,255           California 2018                       $4,997
Insured Municipal                  1,452           Florida Insured 2008                   7,808
Municipal 2018                     4,048           New York Insured 2008                  7,085
Municipal Target                   3,731           New York 2018                          4,493
Municipal Strategic                3,690           Pennsylvania Strategic                 6,125
California Insured 2008           11,222


NOTE 3. PORTFOLIO

SECURITIESPurchases and sales of investment securities, other than short-term investments, for the six months ended June 30, 2003, were as follows:

TRUST                             PURCHASES           SALES        TRUST                     PURCHASES     SALES
--------                         ---------------   -----------    -------                   -----------   -------
Municipal Insured 2008             $101,980,595    $75,290,000    California 2018           $10,252,212   $ 9,026,655
Insured Municipal                    33,077,816     28,854,072    Florida Insured 2008       12,331,982    12,298,801
Municipal 2018                       37,455,200     39,009,086    New York Insured 2008      13,266,691    16,726,573
Municipal Target                     28,875,764     31,726,765    New York 2018               4,183,350     4,084,762
Municipal Strategic                          --      1,039,040    Pennsylvania Strategic             --     2,460,000
California Insured 2008              23,669,102     25,999,800

   At June 30, 2003, the total cost of securities for Federal income tax purposes and the aggregate gross unrealized appreciation and depreciation for securities held by each Trust were as follows:

TRUST                                              COST         APPRECIATION      DEPRECIATION          NET
------                                          -------------  --------------    --------------     -----------
Municipal Insured 2008                          $696,161,283     $62,812,183      $     94,228      $62,717,955
Insured Municipal                                430,870,825      39,706,282            87,324       39,618,958
Municipal 2018                                   362,386,931      16,267,601         6,474,306        9,793,295
Municipal Target                                 748,432,889      54,046,102                --       54,046,102
Municipal Strategic                              162,940,228      17,514,650         6,460,292       11,054,358
California Insured 2008                          262,906,033      21,436,207            25,507       21,410,700
California 2018                                  150,204,040       6,035,017         3,360,286        2,674,731
Florida Insured 2008                             211,896,162      16,032,400                --       16,032,400
New York Insured 2008                            274,211,086      27,053,269               101       27,053,168
New York 2018                                     80,803,824       5,069,618           628,552        4,441,066
Pennsylvania Strategic                            43,343,957       4,325,962            78,819        4,247,143

   For Federal income tax purposes, the following Trusts had capital loss carryforwards at June 30, 2003. These amounts may be used to offset future realized capital gains, if any:

                                 CAPITAL LOSS                                                    CAPITAL LOSS
TRUST                         CARRYFORWARD AMOUNT    EXPIRES      TRUST                       CARRYFORWARD AMOUNT    EXPIRES
-----                        --------------------    -------      -----                       -------------------    -------
Municipal Strategic               $  760,288          06/10       Pennsylvania Strategic           $ 408,700          06/10
                                   1,802,842          06/09                                           89,327          06/09
                                                                                                   ---------
                                      78,019          06/08                                        $ 498,027
                                  ----------                                                       =========
                                  $2,641,149
                                  ==========

   Accordingly, no capital gain distributions are expected to be paid to shareholders of a Trust until that Trust has net realized capital gains in excess of its capital loss carryforward amounts. Each of the Strategic Trusts has a tax year end of June 30th.

   Details of open financial futures contracts at June 30, 2003, were as follows:

                             NUMBER OF                         EXPIRATION       VALUE AT           VALUE AT           UNREALIZED
TRUST                        CONTRACTS           TYPE             DATE         TRADE DATE        JUNE 30, 2003       DEPRECIATION
-----                        ---------     -----------------   ----------      ----------        -------------       ------------
LONG POSITIONS:
     Insured Municipal           4         5 Yr. U.S. T-Note    Sep. '03        $464,388            $460,500            $(3,888)
     New York Insured 2008       4         5 Yr. U.S. T-Note    Sep. '03         464,388             460,500             (3,888)


NOTE 4. CAPITAL

There are 200 million of $0.01 par value common shares authorized for each of the 2008 Trusts, Insured Municipal and Municipal Target. There are an unlimited number of $0.001 par value common shares authorized for each of the 2018 Trusts and Strategic Trusts. Each Trust may classify or reclassify any unissued common shares into one or more series of preferred shares. At June 30, 2003, the common shares outstanding and the shares owned by affiliates of the Advisor of each Trust were as follows:


                                     COMMON
                                     SHARES                      COMMON
TRUST                              OUTSTANDING                SHARES OWNED
---------                     ---------------------     ------------------------
Municipal Insured 2008             27,207,093                       --
Insured Municipal                  25,885,639                       --
Municipal 2018                     15,908,028                    8,028
Municipal Target                   45,410,639                       --
Municipal Strategic                 7,242,261                       --
California Insured 2008            10,407,093                       --
California 2018                     6,433,028                    8,028
Florida Insured 2008                8,707,093                       --
New York Insured 2008              11,257,093                       --
New York 2018                       3,633,028                    8,028
Pennsylvania Strategic              2,015,492                       --


   As of June 30, 2003, each Trust had the following series of preferred shares outstanding as listed in the table below. The preferred shares have a liquidation value of $25,000 per share plus any accumulated unpaid dividends.

TRUST AND SERIES            SHARES        TRUST AND SERIES              SHARES
------------------------  ----------      --------------------------  ----------
Municipal Insured 2008                    Municipal Strategic--W7        2,480
  T7                         4,660        California Insured 2008
  R7                         2,060          W7                           2,622
  T28                        2,060          W28                          1,560
  R28                        2,060        California 2018--M7            2,221
Insured Municipal
  M7                         4,216        Florida Insured 2008--R7       3,366
  M28                        2,600        New York Insured 2008
Municipal 2018                              F7                           2,672
                                            F28                          1,710
  W7                         2,752        New York 2018--T7              1,256
  R7                         2,752        Pennsylvania Strategic--W7       700
Municipal Target
  W7                         5,964
  F7                         3,000
  W28                        3,000


   Dividends on seven-day preferred shares are cumulative at a rate which is reset every seven days based on the results of an auction. Dividends on 28 day preferred shares are cumulative at a rate which is reset every 28 days based on the results of an auction. The dividend ranges on the preferred shares for each of the Trusts for the six months ended June 30, 2003, were as follows:

TRUST                               LOW              HIGH        TRUST                             LOW              HIGH
---------                    ----------------  ----------------  ---------                   ---------------- ----------------
Municipal Insured 2008              0.70%            1.50%       California 2018                   0.60%            1.09%
Insured Municipal                   0.60             1.29        Florida Insured 2008              0.80             1.55
Municipal 2018                      0.85             1.30        New York Insured 2008             0.72             1.20
Municipal Target                    0.70             1.44        New York 2018                     0.70             1.25
Municipal Strategic                 0.70             1.55        Pennsylvania Strategic            0.65             1.20
California Insured 2008             0.65             1.20

   A Trust may not declare dividends or make other distributions on common shares or purchase any such shares if, at the time of the declaration, distribution or purchase, asset coverage with respect to the outstanding preferred shares would be less than 200%.

   The preferred shares are redeemable at the option of each Trust, in whole or in part, on any dividend payment date at $25,000 per share plus any accumulated or unpaid dividends whether or not declared. The preferred shares are also subject to mandatory redemption at $25,000 per share plus any accumulated or unpaid dividends, whether or not declared, if certain requirements relating to the composition of the assets and liabilities of a Trust, as set forth in each Trust's Declaration of Trust/Articles Supplementary are not satisfied.

   The holders of preferred shares have voting rights equal to the holders of common shares (one vote per share) and will vote together with holders of common shares as a single class. However, holders of preferred shares, voting as a separate class, are also entitled to elect two Directors/Trustees for each Trust. In addition, the Investment Company Act of 1940, as amended, requires that along with approval by shareholders that might otherwise be required, the approval of the holders of a majority of any outstanding preferred shares, voting separately as a class would be required to (a) adopt any plan of reorganization that would adversely affect the preferred shares, (b) change a Trust's sub- classification as a closed-end investment company or change its fundamental investment restrictions and (c) change its business so as to cease to be an investment company.

NOTE 5.  DIVIDENDS

On May 22, 2003, the Boards of Municipal Strategic and Pennsylvania Strategic voted to change each Trust's monthly distribution per common share, effective with the distribution declared on July 1, 2003, to $0.079585 and $0.073965, respectively. Subsequent to June 30, 2003, the Board of each Trust declared dividends from undistributed earnings per common share payable August 1, 2003, to shareholders of record on July 15, 2003. The per share common dividends declared were:

                                           COMMON DIVIDEND                                                       COMMON DIVIDEND
TRUST                                         PER SHARE                TRUST                                        PER SHARE
---------                         --------------------------------     ---------                            ------------------------
Municipal Insured 2008                        $0.066250                California 2018                              $0.061250
Insured Municipal                              0.047917                Florida Insured 2008                          0.062500
Municipal 2018                                 0.065000                New York Insured 2008                         0.062500
Municipal Target                               0.047917                New York 2018                                 0.061250
Municipal Strategic                            0.079585                Pennsylvania Strategic                        0.073965
California Insured 2008                        0.064375

   The dividends declared on preferred shares for the period July 1, 2003 to July 31, 2003, for each of the Trusts were as follows:

                                           DIVIDENDS                                                        DIVIDENDS
TRUST AND SERIES                           DECLARED              TRUST AND SERIES                           DECLARED
---------------------------            ----------------          ---------------------------            -----------------
Municipal Insured 2008                                           California Insured 2008
  T7                                        $85,418                W7                                       $47,904
  R7                                         22,186                W28                                       21,544
  T28                                        79,784              California 2018--M7                         30,694
  R28                                        27,645              Florida Insured 2008--R7                    43,017
Insured Municipal                                                New York Insured 2008
  M7                                         66,517                F7                                        31,957
  M28                                        49,322                F28                                       24,539
Municipal 2018                                                   New York 2018--T7                           23,801
  W7                                         45,298              Pennsylvania Strategic--W7                  11,606
  R7                                         37,400
Municipal Target
  W7                                        106,577
  F7                                         46,740
  W28                                       105,870
Municipal Strategic--W7                      43,797

                           DIVIDEND REINVESTMENT PLANS
--------------------------------------------------------------------------------

   Pursuant to each Trust's Dividend Reinvestment Plan (the "Plan"), common shareholders of the 2008 Trusts, Insured Municipal and Municipal Target may elect to enroll, while the common shareholders of the 2018 Trusts and Strategic Trusts are automatically enrolled, to have all distributions of dividends and capital gains reinvested by EquiServe Trust Company, N.A. (the "Plan Agent") in the respective Trust's shares pursuant to the Plan. Shareholders who elect not to participate in the Plan will receive all distributions in cash paid by check and mailed directly to the shareholders of record (or if the shares are held in street or other nominee name, then to the nominee) by the Plan Agent, which serves as agent for the shareholders in administering the Plan.

   After a 2008 Trust, Insured Municipal, 2018 Trust and/or Municipal Target declares a dividend or determines to make a capital gain distribution, the Plan Agent will acquire shares for the participants' account, by the purchase of outstanding shares on the open market, on the Trust's primary exchange or elsewhere ("open market purchases"). These Trusts will not issue any new shares under the Plan.

   After a Strategic Trust declares a dividend or determines to make a capital gain distribution, the Plan Agent will acquire shares for the participants' account, depending upon the circumstances described below, either (i) through receipt of unissued but authorized shares from the Trust ("newly issued shares") or (ii) by open market purchases. If, on the dividend payment date, the NAV is equal to or less than the market price per share plus estimated brokerage commissions (such condition being referred to herein as "market premium"), the Plan Agent will invest the dividend amount in newly issued shares on behalf of the participants. The number of newly issued shares to be credited to each participant's account will be determined by dividing the dollar amount of the dividend by the NAV on the date the shares are issued. However, if the NAV is less than 95% of the market price on the payment date, the dollar amount of the dividend will be divided by 95% of the market price on the payment date. If, on the dividend payment date, the NAV is greater than the market value per share plus estimated brokerage commissions (such condition being referred to herein as "market discount"), the Plan Agent will invest the dividend amount in shares acquired on behalf of the participants in open market purchases.

   Participants in the Plan may withdraw from the Plan upon written notice to the Plan Agent and will receive certificates for whole Trust shares and a cash payment for any fraction of a Trust share.

   The Plan Agent's fees for the handling of the reinvestment of dividends and distributions will be paid by each Trust. However, each participant will pay a pro rata share of brokerage commissions incurred with respect to the Plan Agent's open market purchases in connection with the reinvestment of dividends and distributions. The automatic reinvestment of dividends and distributions will not relieve participants of any Federal income tax that may be payable on such dividends or distributions.

   Each Trust reserves the right to amend or terminate the Plan. There is no direct service charge to participants in the Plan, however, each Trust reserves the right to amend the Plan to include a service charge payable by the participants. All correspondence concerning the Plan should be directed to the Plan Agent at 150 Royall Street, Canton, MA 02021, or by calling (800) 699-1BFM.

                             ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

   We are required by the Internal Revenue Code to advise you within 60 days of a Trust's tax year-end as to the Federal tax status of dividends paid by the Trusts during such tax year. Accordingly, during the tax year-ended June 30, 2003, all dividends paid by the Strategic Trusts (the only Trusts with June 30th tax year-ends) were federally tax-exempt interest dividends.

   The Joint Annual Meeting of Shareholders was held on May 22, 2003, to elect a certain number of Directors/Trustees for each of the following Trusts to three-year terms, unless otherwise indicated, expiring in 2006:


MUNICIPAL INSURED 2008
------------------------
Elected the Class I Directors and in accordance with Maryland law elected Robert
S. Kapito and Walter F. Mondale, for the remainder of their term, as follows:

   DIRECTOR                              VOTES FOR               VOTES WITHHELD
   --------                             ----------               --------------
   Richard E. Cavanagh                      10,084                           37
   Robert S. Kapito1                    25,967,374                      265,150
   James Clayburn La Force, Jr.         25,947,703                      284,821
   Walter F. Mondale2                   25,859,589                      372,935

INSURED MUNICIPAL
-------------------
Elected the Class II Directors and in accordance with Maryland law elected Robert S. Kapito, for the remainder of his term, as follows:

   DIRECTOR                              VOTES FOR               VOTES WITHHELD
   --------                             ----------               --------------
   Frank J. Fabozzi                          6,025                           44
   Robert S. Kapito1                    24,766,028                      187,446
   Walter F. Mondale                    24,532,259                      421,215
   Ralph L. Schlosstein                 24,778,267                      175,207

MUNICIPAL 2018
----------------
Elected the Class II Trustees as follows:

   TRUSTEE                               VOTES FOR               VOTES WITHHELD
   -------                              ----------               --------------
   Frank J. Fabozzi                          5,393                           --
   Walter F. Mondale                    15,493,007                      336,401
   Ralph L. Schlosstein                 15,572,337                      257,071

MUNICIPAL TARGET TERM
-----------------------
Elected the Class II Directors and in accordance with Maryland law elected Robert S. Kapito, for the remainder of his term, as follows:

   DIRECTOR                              VOTES FOR                VOTES WITHHELD
   --------                             ----------               --------------
   Frank J. Fabozzi                         10,528                            50
   Robert S. Kapito1                    42,241,469                       287,902
   Walter F. Mondale                    41,985,359                       544,012
   Ralph L. Schlosstein                 42,234,950                       294,421

MUNICIPAL STRATEGIC
---------------------
Elected the Class III Trustees as follows:

   TRUSTEE                              VOTES FOR                 VOTES WITHHELD
   -------                              ---------                 --------------
   Andrew F. Brimmer                    7,070,337                        104,432
   Kent Dixon                           7,082,132                         92,637
   Robert S. Kapito                     7,082,132                         92,637

CALIFORNIA INSURED 2008
-------------------------
Elected the Class I Directors and in accordance with Maryland law elected Robert S. Kapito and Walter F. Mondale, for the remainder of their term, as follows:

   DIRECTOR                             VOTES FOR                VOTES WITHHELD
   --------                             ----------               --------------
   Richard E. Cavanagh                      4,022                             2
   Robert S. Kapito1                    9,976,969                        66,329
   James Clayburn La Force, Jr.         9,978,421                        64,877
   Walter F. Mondale2                   9,935,763                       107,535

CALIFORNIA 2018
-----------------
Elected the Class II Trustees as follows:

   TRUSTEE                              VOTES FOR                VOTES WITHHELD
   -------                              ---------                --------------
   Frank J. Fabozzi                         2,170                            --
   Walter F. Mondale                    6,358,823                        54,493
   Ralph L. Schlosstein                 6,385,011                        28,305

FLORIDA INSURED 2008
----------------------
Elected the Class I Trustees as follows:

   TRUSTEE                              VOTES FOR                VOTES WITHHELD
   -------                              ---------                --------------
   Richard E. Cavanagh                      3,032                            12
   James Clayburn La Force, Jr.         8,407,062                        68,617

NEW YORK INSURED 2008
-----------------------
Elected the Class I Directors and in accordance with Maryland law elected Robert S. Kapito and Walter F. Mondale, for the remainder of their term, as follows:

   DIRECTOR                              VOTES FOR                VOTES WITHHELD
   --------                             ----------                --------------
   Richard E. Cavanagh                       4,323                             2
   Robert S. Kapito1                    10,638,552                        49,146
   James Clayburn La Force, Jr.         10,631,384                        56,314
   Walter F. Mondale2                   10,621,224                        66,474

NEW YORK 2018
---------------
Elected the Class II Trustees as follows:

   TRUSTEE                              VOTES FOR                 VOTES WITHHELD
   -------                              ---------                 --------------
   Frank J. Fabozzi                         1,079                             --
   Walter F. Mondale                    3,574,820                         57,209
   Ralph L. Schlosstein                 3,587,482                         44,547

PENNSYLVANIA STRATEGIC
------------------------
Elected the Class III Trustees as follows:

   TRUSTEE                              VOTES FOR                 VOTES WITHHELD
   -------                              ---------                 --------------
   Andrew F. Brimmer                    1,918,787                         33,554
   Kent Dixon                           1,938,734                         13,607
   Robert S. Kapito                     1,939,034                         13,307

----------
(1)  Robert S. Kapito's term will expire in 2004.
(2)  Walter F. Mondale's term will expire in 2005.

                           BLACKROCK CLOSED-END FUNDS

DIRECTORS/TRUSTEES
   Ralph L. Schlosstein, CHAIRMAN
   Andrew F. Brimmer
   Richard E. Cavanagh
   Kent Dixon
   Frank J. Fabozzi
   Robert S. Kapito
   James Clayburn La Force, Jr.
   Walter F. Mondale

OFFICERS
   Robert S. Kapito, PRESIDENT
   Henry Gabbay, TREASURER
   Anne Ackerley, VICE PRESIDENT
   Kevin M. Klingert, VICE PRESIDENT
   Richard M. Shea, VICE PRESIDENT/TAX
   James Kong, ASSISTANT TREASURER
   Vincent B. Tritto, SECRETARY
   Brian P. Kindelan, ASSISTANT SECRETARY

INVESTMENT ADVISOR
   BlackRock Advisors, Inc.
   100 Bellevue Parkway
   Wilmington, DE 19809
   (800) 227-7BFM

SUB-ADVISOR(1)
   BlackRock Financial Management, Inc.
   40 East 52nd Street
   New York, NY 10022

CUSTODIAN
   State Street Bank and Trust Company
   One Heritage Drive
   North Quincy, MA 02171

TRANSFER AGENT
   EquiServe Trust Company, N.A.
   150 Royall Street
   Canton, MA 02021
   (800) 699-1BFM

AUCTION AGENT(1)
   Bank of New York
   100 Church Street, 8th Floor
   New York, NY 10286

AUCTION AGENT(2)
   Deutsche Bank Trust Company Americas
   60 Wall Street, 27th Floor
   New York, NY 10005

INDEPENDENT ACCOUNTANTS
   Deloitte & Touche LLP
   200 Berkeley Street
   Boston, MA 02116

LEGAL COUNSEL
   Skadden, Arps, Slate, Meagher & Flom LLP
   Four Times Square
   New York, NY 10036

LEGAL COUNSEL - INDEPENDENT DIRECTORS/TRUSTEES
   Debevoise & Plimpton
   919 Third Avenue
   New York, NY 10022

   This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of Trust shares. Statements and other information contained in this report are as dated and are subject to change.

BlackRockAdvisors, Inc.(3)
100 Bellevue Parkway
Wilmington, DE 19809
(800) 227-7BFM

Municipal 2018
Strategic Municipal
California Municipal 2018
New York Municipal 2018
Pennsylvania Strategic
  Municipal

Princeton Administrators, L.P.(3)
P.O. Box 9095
Princeton, NJ 08543-9095
(800) 227-7BFM

Insured Municipal 2008
California Insured
  Municipal 2008
Florida Insured
  Municipal 2008
New York Insured
  Municipal 2008

Prudential Investments LLC(3)
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077
(800) 227-7BFM

Municipal Target

UBS Global Asset Management (US) Inc.(3)
51 West 52nd Street
21st Floor
New York, NY 10019
(800) 227-7BFM

Insured Municipal


----------
(1)  For the 2018 Trusts only.
(2)  For the Trusts, except the 2018 Trusts.
(3) Provides administrative services for the Trust(s) listed directly below its name. Effective September 1, 2003, BlackRock Advisors, Inc. will provide the administrative services for all the Trusts.

The Trusts will mail only one copy of shareholder documents, including annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called "householding" and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact the Trusts at (800) 227-7BFM.

This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of Trust shares. Statements and other information contained in this report are as dated and subject to change.

                                                                       BLACKROCK
                                                                         [LOGO]

ITEM 2.  CODE OF ETHICS.

Not applicable for semi-annual reports.


ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.


ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.


ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable for semi-annual reports.


ITEM 6.  [RESERVED.]


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable for semi-annual reports.


ITEM 8.  [RESERVED.]


ITEM 9.  CONTROLS AND PROCEDURES.

(a) The Trust's principal executive officer and principal financial officer have evaluated the Trust's disclosure controls and procedures within 90 days of this filing and have concluded that the Trust's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The Trust's principal executive officer and principal financial officer are aware of no changes in the Trust's internal control over financial reporting that occurred during the Trust's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.


ITEM 10.  EXHIBITS.

(a)(1) Code of Ethics - Not applicable for semi-annual reports.

(a)(2) Certifications of principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.

(b) Certification of principal executive officer and principal financial officer pursuant to Section 906 of Sarbanes-Oxley Act of 2002.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   The BlackRock Insured Municipal 2008 Term Trust Inc.

By:      /s/ Henry Gabbay
         ---------------------------
Name:    Henry Gabbay
Title:   Treasurer
Date:    6/27/03

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/ Robert S. Kapito
         ---------------------------
Name:    Robert S. Kapito
Title:   Principal Executive Officer
Date:    6/27/03

By:      /s/ Henry Gabbay
         ---------------------------
Name:    Henry Gabbay
Title:   Principal Financial Officer
Date:    6/27/03